UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2010


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ===============================================

      ANNUAL REPORT
      USAA EXTENDED MARKET INDEX FUND
      DECEMBER 31, 2010

 ===============================================

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

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TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS
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
PRESIDENT'S MESSAGE                                                            2
MANAGER'S COMMENTARY                                                           4
FUND RECOGNITION                                                               6
INVESTMENT OVERVIEW                                                            7
FINANCIAL INFORMATION
  USAA EXTENDED MARKET INDEX FUND:
   Distributions to Shareholders                                              12
   Report of Independent Registered Public Accounting Firm                    13
   Financial Statements                                                       14
   Financial Highlights                                                       17
   Notes to Financial Statements                                              18
EXPENSE EXAMPLE                                                               24
TRUSTEES' AND OFFICERS' INFORMATION                                           26
  MASTER EXTENDED MARKET INDEX SERIES:
   Report of Independent Registered Public Accounting Firm                    33
   Schedule of Investments                                                    34
   Financial Statements                                                       87
   Financial Highlights                                                       90
   Notes to Financial Statements                                              91
OFFICERS' AND DIRECTORS' INFORMATION                                         101

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I BELIEVE INVESTORS SHOULD CONTINUE
TO MAINTAIN A LONG-TERM PERSPECTIVE                [PHOTO OF DANIEL S. McNAMARA]
AND RESIST THE URGE TO PURSUE
DAY-TO-DAY MARKET SWINGS."

--------------------------------------------------------------------------------

JANUARY 2011

All in all, 2010 was a strong year for the financial markets. Stocks posted a second year of double-digit gains, and by the end of December had recovered most of the ground lost during the steep declines of the financial crisis. At the same time, fixed-income securities performed well, especially high-yield bonds and emerging markets debt, as yields fell and bond prices (which move in the opposite direction of yields) rose. Precious metals also outperformed as geopolitical concerns and long-term inflation fears stimulated investor interest.

But while 2010 was positive for stock and bond investors, it was also a bumpy ride. At the beginning of the year, the U.S. economy -- supported by the federal government's stimulus spending -- was showing signs of improvement and the housing market seemed to be stabilizing. Although unemployment remained high, renewed job growth was widely expected at any moment.

In the spring, however, the markets were shaken by the European debt crisis (which still continues at the time of this writing). Investor sentiment was further eroded by uncertainty about regulatory changes related to the health care, financial and energy industries, as well as the still unexplained May "flash crash" in the U.S. stock market. An anticipated summer lull was interrupted by a constant stream of negative headlines surrounding BP's oil spill in the Gulf of Mexico and growing concerns about the sustainability of the U.S. economic recovery.

In response, the Federal Reserve (the Fed) hinted of additional help -- the expansion of their policy of quantitative easing. Although "QE2" (the Fed's purchase of up to $600 billion in long-term Treasuries) was not formally enacted until after the November elections, stocks and a number of other asset classes rallied after the news. As investors reallocated their capital, the bond market rally faltered. Bond prices fell and yields -- except in the shortest maturities -- increased. Despite new worries late in the year, such as the debt problems of Portugal, Spain, Ireland and renewed weakness in the U.S. housing market, the strong performance of equity markets continued.

2011 is likely to provide its share of bumps and bruises. As a result, I believe investors should continue to maintain a long-term perspective and resist the urge to pursue day-to-day market swings. They should base investment decisions on their time horizon, risk tolerance, and financial objectives. In my opinion, investors should concentrate on:

o Quality. We believe the market has overlooked the value of high-quality dividend paying companies, which have strong balance sheets and are generally leaders in their industry.

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2  | USAA EXTENDED MARKET INDEX FUND

================================================================================

o Growth. For those with a long-term time horizon, growth potential is vitally important. Although the emerging markets recorded strong gains during 2009 and 2010, I think they may still offer value for patient investors.

o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can offset potential equity volatility. In addition, USAA has a new fund -- the Ultra Short-Term Bond Fund(1) -- which has greater income potential than a low-yielding money market fund and focuses on fixed-income investments of shorter duration than USAA's Short-Term Bond Fund.

o Inflation Protection. As I write to you, inflation is not a concern. However, because we believe current monetary policies could potentially lead to its re-emergence, you may want to consider adding inflation protection to your portfolio. USAA now offers the Real Return Fund(2), which seeks to provide you with some protection against the risks of long-term inflation.

If you would like to learn more about our new investment strategies and find out how they might fit into your investment plan, please call one of our USAA service representatives at 1-800-531-8722. Rest assured that in the months ahead, we will continue working hard on your behalf. We believe we have some of the finest investment professionals in the industry managing your investments. Combined with our family of no-load mutual funds and our first-class service, they provide what we consider an excellent value.

Thank you for allowing us to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

(1) The Fund is subject to various risks including Real Estate Investment Trusts
    (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

(2) The Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost.

Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o  PERFORMANCE

   For the 12-month period ended December 31, 2010, the USAA Extended Market Index Fund returned 28.11% and the Fund's benchmark, the Dow Jones U.S. Completion Total Stock Market Index, returned 28.62%.

o  PERFORMANCE ANALYSIS

   Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stall in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May "flash crash" and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the U.S. mid-term elections results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve President Ben Bernanke delivered his famous "Jackson Hole" speech, leading to a second round of quantitative easing measures (informally known as "QE2") which has thus far failed to make an impact on the unemployment situation, but has successfully boosted confidence and stimulated equity markets.

   Refer to page 8 for benchmark definitions.

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

   U.S. equity markets continued their rally through the fourth quarter as the economic recovery gained traction and accelerated toward year end. During this quarter, the Federal Reserve Board launched a second round of quantitative easing measures, the Republicans won control of the House of Representatives in the November election, and the Bush-era tax cuts were extended and supplemented with some fiscal sweeteners. Given these market-friendly developments, coupled with stronger economic data and continued positive surprises on the corporate earnings front, U.S. equity markets posted strong gains for the quarter despite a correction through the month of November due to concerns about the European sovereign debt crisis and heightened geopolitical tensions in the Korean peninsula.

   Deflationary risk continues to threaten the momentum of economic growth in the United States, while inflation remains muted. The seasonally adjusted Consumer Price Index was up only 0.1% in November, leaving the year-over-year rate at 1.1%. The high degree of excess capacity in labor and manufacturing leaves little potential for widespread inflation taking hold.

   THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2010, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

   PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

   (C)2011 BLACKROCK, INC. ALL RIGHTS RESERVED.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 133 funds within the Lipper Mid-Cap Core Funds category for the overall period ended December 31, 2010. The Fund received a Lipper Leader rating for Expense among 108 and 69 funds for the five-year and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                           12/31/10                 12/31/09
--------------------------------------------------------------------------------
Net Assets                              $362.8 Million          $276.2 Million
Net Asset Value Per Share                  $12.63                   $10.21

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/10
--------------------------------------------------------------------------------
  1 Year             5 Years           10 Years      Since Inception 10/27/00
  28.11%              5.05%              5.90%                 5.10%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
  Before Reimbursement           0.96%      After Reimbursement          0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

* USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUDING EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.50% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    DOW JONES U.S. COMPLETION              USAA EXTENDED
                    TOTAL STOCK MARKET INDEX*            MARKET INDEX FUND
12/31/00                   $10,000.00                       $10,000.00
01/31/01                    10,543.53                        10,416.67
02/28/01                     9,262.14                         9,262.82
03/31/01                     8,412.34                         8,504.27
04/30/01                     9,302.18                         9,348.29
05/31/01                     9,522.19                         9,551.28
06/30/01                     9,599.26                         9,594.02
07/31/01                     9,153.05                         9,188.03
08/31/01                     8,708.06                         8,760.68
09/30/01                     7,588.10                         7,649.57
10/31/01                     7,985.79                         8,034.19
11/30/01                     8,606.54                         8,653.85
12/31/01                     9,067.43                         9,097.43
01/31/02                     8,895.97                         8,934.00
02/28/02                     8,644.22                         8,683.41
03/31/02                     9,230.15                         9,271.75
04/30/02                     9,139.59                         9,162.80
05/31/02                     8,937.70                         8,944.90
06/30/02                     8,326.33                         8,334.77
07/31/02                     7,516.53                         7,517.63
08/31/02                     7,560.08                         7,561.22
09/30/02                     7,050.25                         7,049.14
10/31/02                     7,281.78                         7,288.84
11/30/02                     7,781.29                         7,779.12
12/31/02                     7,453.61                         7,441.88
01/31/03                     7,292.69                         7,277.72
02/28/03                     7,107.20                         7,102.62
03/31/03                     7,212.35                         7,212.06
04/30/03                     7,813.36                         7,813.98
05/31/03                     8,555.91                         8,569.11
06/30/03                     8,759.16                         8,755.16
07/31/03                     9,168.33                         9,149.14
08/31/03                     9,552.58                         9,532.18
09/30/03                     9,433.97                         9,400.85
10/31/03                    10,152.49                        10,123.15
11/30/03                    10,502.72                        10,462.41
12/31/03                    10,721.23                        10,674.83
01/31/04                    11,105.39                        11,037.62
02/29/04                    11,299.77                        11,235.50
03/31/04                    11,347.63                        11,290.47
04/30/04                    10,891.60                        10,817.74
05/31/04                    11,055.90                        10,982.65
06/30/04                    11,360.21                        11,279.48
07/31/04                    10,730.46                        10,652.84
08/31/04                    10,731.55                        10,652.84
09/30/04                    11,144.14                        11,070.60
10/31/04                    11,350.06                        11,301.46
11/30/04                    12,142.38                        12,071.02
12/31/04                    12,661.26                        12,587.75
01/31/05                    12,232.42                        12,162.56
02/28/05                    12,469.12                        12,386.34
03/31/05                    12,230.08                        12,184.94
04/30/05                    11,783.16                        11,770.94
05/31/05                    12,485.38                        12,464.67
06/30/05                    12,892.71                        12,856.29
07/31/05                    13,618.50                        13,550.01
08/31/05                    13,462.37                        13,393.36
09/30/05                    13,564.43                        13,471.69
10/31/05                    13,245.95                        13,180.77
11/30/05                    13,863.88                        13,818.55
12/31/05                    13,931.02                        13,860.90
01/31/06                    14,845.91                        14,731.50
02/28/06                    14,698.74                        14,605.49
03/31/06                    15,258.61                        15,155.35
04/30/06                    15,321.41                        15,212.62
05/31/06                    14,660.01                        14,571.13
06/30/06                    14,702.03                        14,594.04
07/31/06                    14,286.89                        14,181.65
08/31/06                    14,593.46                        14,479.48
09/30/06                    14,726.95                        14,639.86
10/31/06                    15,459.65                        15,361.54
11/30/06                    16,019.34                        15,922.85
12/31/06                    16,060.08                        15,983.25
01/31/07                    16,578.07                        16,511.62
02/28/07                    16,537.15                        16,415.55
03/31/07                    16,716.47                        16,583.67
04/30/07                    17,130.69                        16,955.93
05/31/07                    17,867.96                        17,664.43
06/30/07                    17,605.54                        17,436.27
07/31/07                    16,815.93                        16,679.74
08/31/07                    16,985.31                        16,835.85
09/30/07                    17,500.32                        17,364.22
10/31/07                    18,017.84                        17,916.61
11/30/07                    17,007.16                        16,871.87
12/31/07                    16,926.30                        16,736.21
01/31/08                    15,881.35                        15,642.51
02/29/08                    15,538.44                        15,324.57
03/31/08                    15,263.06                        15,019.35
04/30/08                    16,095.40                        15,845.99
05/31/08                    16,862.04                        16,558.16
06/30/08                    15,597.64                        15,311.85
07/31/08                    15,450.69                        15,159.24
08/31/08                    15,751.31                        15,464.46
09/30/08                    14,039.72                        13,798.47
10/31/08                    11,142.70                        10,949.75
11/30/08                     9,873.14                         9,703.44
12/31/08                    10,319.97                        10,151.12
01/31/09                     9,548.98                         9,369.23
02/28/09                     8,615.17                         8,452.53
03/31/09                     9,358.00                         9,180.49
04/30/09                    10,760.62                        10,555.55
05/31/09                    11,207.36                        10,986.94
06/30/09                    11,301.32                        11,067.82
07/31/09                    12,319.06                        12,065.41
08/31/09                    12,779.25                        12,523.76
09/30/09                    13,521.37                        13,238.25
10/31/09                    12,789.62                        12,496.80
11/30/09                    13,298.25                        12,995.59
12/31/09                    14,182.82                        13,842.79
01/31/10                    13,843.18                        13,503.84
02/28/10                    14,511.33                        14,154.62
03/31/10                    15,574.85                        15,185.04
04/30/10                    16,316.31                        15,903.61
05/31/10                    15,090.14                        14,710.50
06/30/10                    14,044.67                        13,693.65
07/31/10                    15,016.82                        14,629.16
08/31/10                    14,181.48                        13,802.11
09/30/10                    15,794.82                        15,374.85
10/31/10                    16,501.77                        16,052.75
11/30/10                    16,993.81                        16,513.73
12/31/10                    18,241.64                        17,733.84

                                   [END CHART]

                  Data from 12/31/00 to 12/31/10.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

The graph on page 8 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                TOP 10 HOLDINGS
                                 AS OF 12/31/10
                               (% of Net Assets)*

Las Vegas Sands Corp. .....................................................  0.7%
General Motors Co. ........................................................  0.7%
BlackRock, Inc. ...........................................................  0.6%
LyondellBasell Industries NV, Class A .....................................  0.4%
The Mosaic Co. ............................................................  0.4%
Annaly Capital Management, Inc. ...........................................  0.4%
Crown Castle International Corp. ..........................................  0.4%
Southern Copper Corp. .....................................................  0.4%
Marvell Technology Group Ltd. .............................................  0.3%
Delta Air Lines, Inc. .....................................................  0.3%

                               TOP 10 INDUSTRIES
                                 AS OF 12/31/10
                               (% of Net Assets)*

Real Estate Investment Trusts (REITs) ....................................  6.1%
Oil, Gas & Consumable Fuels ..............................................  3.9%
Insurance ................................................................  3.5%
Semiconductors & Semiconductor Equipment .................................  3.0%
Machinery ................................................................  2.9%
Chemicals ................................................................  2.7%
Software .................................................................  2.3%
Hotels, Restaurants & Leisure ............................................  2.2%
Health Care Equipment & Supplies .........................................  2.0%
Media ....................................................................  2.0%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 34-85.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                       o ASSET ALLOCATION* - 12/31/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

REAL ESTATE INVESTMENT TRUSTS (REITs)                                       8.6%
TECHNOLOGY HARDWARE & EQUIPMENT                                             8.3%
HEALTH CARE EQUIPMENT & SERVICES                                            6.7%
GENERAL RETAILERS                                                           6.0%
BANKS                                                                       5.9%
SOFTWARE & COMPUTER SERVICES                                                5.9%
TRAVEL & LEISURE                                                            5.5%
PHARMACEUTICALS & BIOTECHNOLOGY                                             5.4%
SUPPORT SERVICES                                                            4.8%
OIL & GAS PRODUCERS                                                         4.6%
INDUSTRIAL ENGINEERING                                                      4.5%
ELECTRONIC & ELECTRICAL EQUIPMENT                                           4.4%
NONLIFE INSURANCE                                                           4.3%
FINANCIAL SERVICES                                                          4.1%
CHEMICALS                                                                   3.8%
MEDIA                                                                       3.4%
OIL EQUIPMENT, SERVICES & DISTRIBUTION                                      2.8%
AUTOMOBILE & PARTS                                                          2.7%
CONSTRUCTION & MATERIALS                                                    2.6%
FOOD PRODUCERS                                                              2.3%
ELECTRICITY                                                                 2.2%
HOUSEHOLD GOODS & HOME CONSTRUCTION                                         2.2%
OTHER**                                                                    16.9%

                                   [END CHART]

 * Percentages are of the net assets of the Series, not the net assets of the Fund.

** Industries with less than 2.0% of the Series' net assets and short-term securities.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

74.4% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,077,000 as long-term capital gains for the fiscal year ended December 31, 2010.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 28, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value      $362,721,841
  Receivable for capital shares sold                                         531,306
  Receivable due from USAA Investment Management Company (Note 4B)           199,309
  Receivable due from USAA Transfer Agency Company (Note 4C)                   2,439
                                                                         -----------
      Total assets                                                       363,454,895
                                                                         -----------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series                121,223
  Payable for capital shares redeemed                                        410,083
  Accrued transfer agency fees                                                18,945
  Other accrued expenses and payables                                         69,226
                                                                        ------------
    Total liabilities                                                        619,477
                                                                        ------------
      Net assets applicable to capital shares outstanding               $362,835,418
                                                                        ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $324,625,501
  Accumulated undistributed net investment income                             71,227
  Accumulated net realized gain from investments and
    futures transactions                                                     681,477
  Net unrealized apprecation on investments and futures contracts         37,457,213
                                                                        ------------
        Net assets applicable to capital shares outstanding             $362,835,418
                                                                        ============
  Capital shares outstanding                                              28,736,760
                                                                        ============
  Net asset value, redemption price, and offering price per share       $      12.63
                                                                        ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends - unaffiliated                                        $ 3,982,825
    Foreign taxes withheld                                               (2,638)
    Securities lending - affiliated                                     131,077
    Dividends - affiliated                                               24,828
                                                                    -----------
      Total income                                                    4,136,092
        Expenses (Note 4B)                                             (239,014)
                                                                    -----------
   Net allocated investment income                                    3,897,078
                                                                    -----------
FUND EXPENSES
  Administration and servicing fees                                   1,158,090
  Transfer agent's fees                                                 834,681
  Custody and accounting fees                                             3,932
  Shareholder reporting fees                                             37,000
  Postage                                                                34,000
  Trustees' fees                                                         11,000
  Registration fees                                                      44,542
  Professional fees                                                      77,000
  Other                                                                  15,000
                                                                    -----------
      Total Fund expenses before reimbursement                        2,215,245
  Expenses reimbursed                                                  (932,530)
                                                                    -----------
      Total Fund expenses after reimbursement                         1,282,715
                                                                    -----------
NET INVESTMENT INCOME                                                 2,614,363
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                      6,700,371
  Net realized gain from futures transactions                           891,677
  Net change in unrealized appreciation/depreciation on
    investments and futures contracts                                67,579,121
                                                                    -----------
      Net allocated realized and unrealized gain on investments
        and futures contracts                                        75,171,169
                                                                    -----------
  Increase in net assets from operations                            $77,785,532
                                                                    ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

-------------------------------------------------------------------------------------
                                                                2010             2009
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                 $  2,614,363     $  1,929,644
  Net realized gain from investment transactions           6,700,371        3,036,539
  Net realized gain from futures transactions                891,677        3,284,433
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts                  67,579,121       65,157,521
                                                        -----------------------------
    Net increase in net assets from operations            77,785,532       73,408,137
                                                        -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                   (2,999,729)      (1,592,138)
  Net realized gains                                      (9,230,113)               -
                                                        -----------------------------
    Distributions to shareholders                        (12,229,842)      (1,592,138)
                                                        -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                               74,306,004       48,579,401
  Reinvested dividends                                    11,977,051        1,559,226
  Cost of shares redeemed                                (65,250,276)     (40,570,219)
                                                        -----------------------------
    Net increase in net assets from capital
      share transactions                                  21,032,779        9,568,408
                                                        -----------------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 4C)                                          2,439              806
                                                        -----------------------------
  Net increase in net assets                              86,590,908       81,385,213
NET ASSETS
  Beginning of period                                    276,244,510      194,859,297
                                                        -----------------------------
  End of period                                         $362,835,418     $276,244,510
                                                        =============================
Accumulated undistributed net investment income
  End of period                                         $     71,227     $    456,592
                                                        =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                              6,585,575        5,897,233
  Shares issued for reinvested dividends                     959,498          150,941
  Shares redeemed                                         (5,861,269)      (4,878,918)
                                                        -----------------------------
    Increase in shares outstanding                         1,683,804        1,169,256
                                                        =============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                               YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------
                                               2010         2009        2008          2007           2006
                                           --------------------------------------------------------------
Net asset value at beginning of period     $  10.21      $  7.53   $   13.16      $  13.31       $  12.10
                                           --------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                          .09          .07         .11           .12            .14
 Net realized and unrealized gain (loss)
  on investments and futures
  transactions                                 2.78         2.67       (5.32)          .51           1.71
                                           --------------------------------------------------------------
Total from investment operations               2.87         2.74       (5.21)          .63           1.85
                                           --------------------------------------------------------------
Less distributions:
 From net investment income                    (.11)        (.06)       (.11)         (.12)          (.14)
 From realized capital gains                   (.34)           -        (.31)         (.66)          (.50)
                                           --------------------------------------------------------------
Total distributions                            (.45)        (.06)       (.42)         (.78)          (.64)
                                           --------------------------------------------------------------
Net asset value at end of period           $  12.63     $  10.21    $   7.53      $  13.16       $  13.31
                                           ==============================================================

Total return (%)*                             28.11        36.37      (39.35)         4.71(b)       15.31
Net assets at end of period (000)          $362,835     $276,245    $194,859      $310,168       $252,844
Ratios to average net assets:**
 Expenses, including expenses of the
  Master Extended Market Index
  Series (%)(a)                                 .50          .50         .50           .50(b)         .50
 Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)(a)           .81          .96         .90           .79(b)         .82
 Net investment income (%)                      .86          .86        1.08           .92           1.23
Portfolio turnover (%)***                        15           20          33            33             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2010, average net assets were $304,755,942. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2010, the Fund's investment was 82.92% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in
   Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

   summary of the inputs used to value the Fund's investment in the Series as of December 31, 2010:

VALUATION INPUTS                                     INVESTMENT IN THE SERIES
-----------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $          -
Level 2 - Other Significant Observable Inputs                   362,721,841
Level 3 - Significant Unobservable Inputs                                 -
-----------------------------------------------------------------------------
Total                                                          $362,721,841
-----------------------------------------------------------------------------

   For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to Note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily it's pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2010, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

   indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2010, the Fund paid CAPCO facility fees of $1,112, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book and tax basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $389,849, increase undistributed net investment income by $1, and increase accumulated net realized gain on investments by $389,848. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2010, and 2009, was as follows:

                                                    2010                 2009
                                                 -------------------------------
Ordinary income*                                 $4,153,082           $1,592,138
Long-term capital gains                           8,076,760                    -

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $   747,401
Accumulated long-term capital gains                                    2,420,756
Unrealized appreciation                                               35,255,138

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of passive foreign investment companies.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,158,090.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2010, the Fund reimbursed the Manager $9,978 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

   Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2010, the Manager incurred subadministration fees, paid or payable to BlackRock, of $66,404.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to limit the annual expenses of the Fund to 0.50% of the Fund's annual

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

   average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2010, the Fund incurred reimbursable expenses of $932,530, of which $199,309 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $8,090. Refer to
   Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2010, the Fund incurred transfer agent's fees paid or payable to SAS, of $834,681. Additionally, the Fund recorded a receivable from SAS for adjustments related to shareholder transactions of $2,439 for the year ended December 31, 2010.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

EXPENSE EXAMPLE

December 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                               BEGINNING              ENDING              DURING PERIOD*
                             ACCOUNT VALUE         ACCOUNT VALUE          JULY 1, 2010 -
                              JULY 1, 2010       DECEMBER 31, 2010      DECEMBER 31, 2010
                             ------------------------------------------------------------
Actual                         $1,000.00             $1,295.00                $2.89

Hypothetical
 (5% return before expenses)    1,000.00              1,022.68                 2.55

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 29.50% for the six-month period of July 1, 2010, through December 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

(2) Member of Executive Committee

(3) Member of Audit Committee

(4) Member of Pricing and Investment Committee

(5) Member of Corporate Governance Committee

(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC (the "Master LLC"), as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  33

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2010

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS
AEROSPACE & DEFENSE - 1.1%
     6,010     AAR Corp.(a)                                                             $   165,095
       200     Aerosonic Corp.(a)                                                               690
     2,900     AeroVironment, Inc.(a)                                                        77,807
     4,747     Alliant Techsystems, Inc.(a)                                                 353,319
    13,400     American Defense Systems, Inc.(a)                                              2,265
    13,532     Applied Energetics, Inc.(a)                                                   11,514
     2,452     Applied Signal Technology, Inc.                                               92,906
     3,320     Arotech Corp.(a)                                                               5,511
     1,696     Astronics Corp.(a)                                                            35,616
     6,283     Astrotech Corp.(a)                                                             7,100
     1,200     Aviation General, Inc.(a)                                                          -
    14,734     BE Aerospace, Inc.(a)                                                        545,600
     4,379     Ceradyne, Inc.(a)                                                            138,070
     2,382     Cubic Corp.                                                                  112,311
     6,727     Curtiss-Wright Corp.                                                         223,336
     1,600     Ducommun, Inc.                                                                34,848
     4,500     Esterline Technologies Corp.(a)                                              308,655
    10,883     Force Protection, Inc.(a)                                                     59,965
    10,600     GenCorp, Inc.(a)                                                              54,802
     4,262     Heico Corp., Class A                                                         159,058
     2,028     Herley Industries, Inc.(a)                                                    35,125
    14,676     Hexcel Corp.(a)                                                              265,489
     3,261     Innovative Solutions & Support, Inc.(a)                                       18,490
     2,992     Kratos Defense & Security Solutions, Inc.(a)                                  39,405
     2,417     LMI Aerospace, Inc.(a)                                                        38,648
     2,446     Ladish Co., Inc.(a)                                                          118,900
     3,277     Mantech International Corp., Class A(a)                                      135,438
     6,243     Moog, Inc.,  Class A(a)                                                      248,471
     8,512     Orbital Sciences Corp.(a)                                                    145,811
     3,248     RBC Bearings, Inc.(a)                                                        126,932
    11,500     Smith & Wesson Holding Corp.(a)                                               43,010
    15,826     Spirit Aerosystems Holdings, Inc., Class A(a)                                329,339
     4,082     Sturm Ruger & Co., Inc.                                                       62,414
    10,930     Taser International, Inc.(a)                                                  51,371
     5,374     Teledyne Technologies, Inc.(a)                                               236,295
     5,838     TransDigm Group, Inc.                                                        420,394
     2,889     Triumph Group, Inc.                                                          258,306
       957     VSE Corp.                                                                     31,600
                                                                                        -----------
                                                                                          4,993,906
                                                                                        -----------
ALTERNATIVE ENERGY - 0.2%
     2,600     Akeena Solar, Inc.(a),(b)                                                      1,227
     4,783     Ascent Solar Technologies, Inc.(a)                                            16,071
     4,600     BioFuel Energy Corp.(a)                                                        8,004
     2,334     DayStar Technologies, Inc.(a)                                                  3,711
    12,066     Ener1, Inc.(a)                                                                45,730
     8,191     Energy Conversion Devices, Inc.(a)                                            37,679
    16,600     Evergreen Solar, Inc.(a),(b)                                                   9,678
    18,181     FuelCell Energy, Inc.(a),(b)                                                  41,998
    10,129     GT Solar International, Inc.(a)                                               92,376
     2,749     Green Plains Renewable Energy(a)                                              30,954
     4,134     GreenHunter Energy, Inc.(a)                                                    3,349

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,900     Hoku Corp.(a)                                                            $     7,656
     2,700     Ocean Power Technologies, Inc.(a)                                             15,390
    15,500     Pacific Ethanol, Inc.(a),(b)                                                  11,186
    19,907     Plug Power, Inc.(a)                                                            7,385
     6,934     STR Holdings, Inc.(a)                                                        138,680
    11,720     SunPower Corp., Class A(a),(b)                                               150,368
     3,173     SunPower Corp., Class B(a)                                                    39,377
     4,025     Verenium Corp.(a)                                                             12,880
                                                                                        -----------
                                                                                            673,699
                                                                                        -----------
AUTOMOBILES & PARTS - 2.2%
     9,598     American Axle & Manufacturing Holdings, Inc.(a)                              123,430
     4,326     Amerigon, Inc.(a)                                                             47,067
    17,441     BorgWarner, Inc.(a)                                                        1,262,031
     9,376     Cooper Tire & Rubber Co.                                                     221,086
    21,344     Dana Holding Corp.(a)                                                        367,330
     1,992     Dorman Products, Inc.(a)                                                      72,190
    11,518     Exide Technologies(a)                                                        108,384
     3,969     Federal-Mogul Corp.,  Class A(a)                                              81,960
     2,160     Fuel Systems Solutions, Inc.(a)                                               63,461
    84,751     General Motors Co.(a)                                                      3,123,922
    21,083     Gentex Corp.                                                                 623,213
    21,959     LKQ Corp.(a)                                                                 498,908
     7,581     Lear Corp.(a)                                                                748,321
     4,784     LoJack Corp.(a)                                                               30,905
     7,223     Modine Manufacturing Co.(a)                                                  111,957
    31,112     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                          14,000
     1,088     Shiloh Industries, Inc.                                                       13,002
     4,087     Standard Motor Products, Inc.                                                 55,992
     4,139     Stoneridge, Inc.(a)                                                           65,355
       646     Strattec Security Corp.                                                       21,531
     3,483     Superior Industries International, Inc.                                       73,909
    15,557     TRW Automotive Holdings Corp.(a)                                             819,854
     9,150     Tenneco, Inc.(a)                                                             376,614
     6,119     Titan International, Inc.                                                    119,565
     3,482     U.S. Auto Parts Network, Inc.(a)                                              29,249
     9,823     WABCO Holdings, Inc.(a)                                                      598,515
                                                                                        -----------
                                                                                          9,671,751
                                                                                        -----------
BANKS - 4.9%
     2,047     1st Source Corp.                                                              41,431
     4,181     1st United BanCorp., Inc.(a)                                                  28,891
     2,962     Abington Bancorp, Inc.                                                        35,337
       892     Alliance Financial Corp.                                                      28,856
       200     Ameriana Bancorp                                                                 774
       972     American National Bankshares, Inc.                                            22,891
     3,992     Ameris Bancorp(a)                                                             42,076
     1,249     Ames National Corp.                                                           27,066
     2,600     Anchor Bancorp Wisconsin, Inc.(a),(b)                                          3,120
     1,832     Arrow Financial Corp.                                                         50,398
    25,910     Associated Banc-Corp.                                                        392,536
    13,584     Astoria Financial Corp.                                                      188,953
       434     Atlantic Coast Federal Corp.                                                     742
     1,859     BCB Bancorp, Inc.                                                             18,218
       631     BCSB Bancorp, Inc.(a)                                                          7,099
     4,116     BOK Financial Corp.                                                          219,794
     1,130     Bancfirst Corp.                                                               46,545
     1,300     Bancorp of New Jersey, Inc.                                                   14,521
       900     Bancorp Rhode Island, Inc.                                                    26,181
     4,295     The Bancorp, Inc.(a)                                                          43,680
    11,949     BancorpSouth, Inc.                                                           190,587
     3,818     BancTrust Financial Group, Inc.(a)                                            10,194
     7,762     Bank Mutual Corp.                                                             37,102
     2,778     Bank of Granite Corp.(a)                                                       1,467

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,285     Bank of Hawaii Corp.(c)                                                  $   343,925
       907     Bank of Marin Bancorp                                                         31,745
     2,500     Bank of the Ozarks, Inc.(c)                                                  108,375
     7,368     BankAtlantic Bancorp, Inc.(a)                                                  8,473
     3,146     BankFinancial Corp.                                                           30,673
    18,732     Banner Corp.                                                                  43,458
       838     Bar Harbor Bankshares                                                         24,453
     5,920     Beneficial Mutual Bancorp, Inc.(a)                                            52,274
       300     Berkshire Bancorp, Inc.(a)                                                     1,632
     2,182     Berkshire Hills Bancorp, Inc.                                                 48,222
     2,300     BofI Holding, Inc.(a)                                                         35,673
    12,140     Boston Private Financial Holdings, Inc.                                       79,517
     1,100     Bridge Bancorp, Inc.                                                          27,115
    10,299     Brookline Bancorp, Inc.                                                      111,744
     1,931     Bryn Mawr Bank Corp.                                                          33,696
     2,640     CFS Bancorp, Inc.                                                             13,807
    15,275     CVB Financial Corp.(b)                                                       132,434
       600     California First National Bancorp                                              8,658
       894     Camco Financial Corp.(a)                                                       1,305
     1,164     Camden National Corp.                                                         42,172
     1,947     Cape Bancorp, Inc.(a)                                                         16,549
     3,637     Capital Bank Corp.                                                             9,056
     2,165     Capital City Bank Group, Inc.                                                 27,279
    45,493     CapitalSource, Inc.                                                          323,000
     7,780     Capitol Bancorp Ltd.                                                           4,034
    25,562     Capitol Federal Financial, Inc.                                              304,439
     4,758     Cardinal Financial Corp.                                                      55,336
       210     Carrollton Bancorp                                                               966
     1,095     Cascade Bancorp(a)                                                             9,249
     2,391     Cascade Financial Corp.(a)                                                     1,066
    12,038     Cathay General Bancorp                                                       201,035
     3,015     Center Bancorp, Inc.                                                          24,452
     7,008     Center Financial Corp.(a)                                                     53,121
     4,520     Centerstate Banks, Inc.                                                       35,798
     8,407     Central Pacific Financial Corp.(a),(b)                                        12,863
       900     Century Bancorp, Inc., Class A                                                24,111
     3,702     Chemical Financial Corp.                                                      81,999
     1,049     Chicopee Bancorp, Inc.(a)                                                     13,270
     1,972     Citizens & Northern Corp.                                                     29,304
    69,785     Citizens Banking Corp.(a)                                                     42,918
     3,414     Citizens South Banking Corp.                                                  14,680
     2,900     City Holding Co.                                                             105,067
     7,284     City National Corp.                                                          446,946
     1,939     Clifton Savings Bancorp, Inc.                                                 20,961
     5,565     CoBiz Financial, Inc.                                                         33,835
       750     Colony Bankcorp, Inc.(a)                                                       3,037
     6,178     Columbia Banking System, Inc.                                                130,109
       230     Comm Bancorp, Inc.                                                            10,131
    11,923     Commerce Bancshares, Inc.                                                    473,701
     5,500     Community Bank System, Inc.                                                  152,735
     2,055     Community Trust Bancorp, Inc.                                                 59,513
     8,669     Cullen/Frost Bankers, Inc.                                                   529,849
     3,700     Danvers Bancorp, Inc.                                                         65,379
     4,913     Dime Community Bancshares, Inc.                                               71,681
    13,948     Doral Financial Corp.(a)                                                      19,248
     1,908     ESB Financial Corp.                                                           30,986
     2,400     ESSA Bancorp, Inc.                                                            31,728
     3,149     Eagle Bancorp, Inc.(a)                                                        45,440
    22,881     East-West Bancorp, Inc.                                                      447,324

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       300     Eastern Virginia Bankshares, Inc.                                        $     1,152
     2,007     Encore Bancshares, Inc.(a)                                                    20,592
     2,700     Enterprise Financial Services Corp.                                           28,242
    17,443     F.N.B. Corp.                                                                 171,290
     2,022     FNB United Corp.(a)                                                              546
     1,981     Farmers Capital Bank Corp.                                                     9,667
     2,199     Financial Institutions, Inc.                                                  41,715
     1,659     First Bancorp, Inc.                                                           26,196
     2,691     First Bancorp, North Carolina                                                 41,199
    16,800     First BanCorp, Puerto Rico(a)                                                  7,728
     9,355     First Busey Corp.                                                             43,968
     1,258     First Citizens Banc Corp.                                                      4,944
       876     First Citizens BancShares, Inc., Class A                                     165,608
    14,739     First Commonwealth Financial Corp.                                           104,352
     2,679     First Community Bancshares, Inc.                                              40,024
     1,300     First Defiance Financial Corp.(a)                                             15,470
     1,515     First Federal Bancshares of Arkansas, Inc.(a)                                  2,166
     8,980     First Financial Bancorp                                                      165,950
     3,129     First Financial Bankshares, Inc.                                             160,142
     1,724     First Financial Corp.                                                         60,581
     2,484     First Financial Holdings, Inc.                                                28,591
     5,190     First Financial Northwest, Inc.                                               20,812
       358     First Financial Service Corp.(a)                                               1,453
     1,106     First M&F Corp.                                                                4,081
     3,879     First Merchants Corp.                                                         34,368
    11,553     First Midwest Bancorp, Inc.                                                  133,091
    31,651     First Niagara Financial Group, Inc.                                          442,481
     1,345     The First of Long Island Corp.                                                38,884
     4,526     First Place Financial Corp.                                                   11,813
     1,076     First Security Group, Inc.                                                       979
     1,978     First South Bancorp, Inc.                                                     12,798
       700     First United Corp.                                                             2,401
    16,381     FirstMerit Corp.                                                             324,180
    13,857     Flagstar BanCorp., Inc.(a)                                                    22,587
     4,536     Flushing Financial Corp.                                                      63,504
     3,121     Fox Chase BanCorp., Inc.(a)                                                   36,984
    29,719     Fulton Financial Corp.                                                       307,294
     1,879     German American Bancorp, Inc.                                                 34,602
    10,902     Glacier Bancorp, Inc.                                                        164,729
     1,520     Great Southern Bancorp, Inc.                                                  35,857
     2,027     Greene County Bancshares, Inc.(a)                                              6,486
    11,118     Guaranty Bancorp(a)                                                           15,676
     1,094     HMN Financial, Inc.(a)                                                         3,074
     4,404     Hampton Roads Bankshares, Inc.(a)                                              2,290
     5,646     Hancock Holding Co.                                                          196,820
    22,878     Hanmi Financial Corp.(a)                                                      26,310
       715     Hawthorn Bancshares, Inc.                                                      6,149
     2,320     Heartland Financial USA, Inc.                                                 40,507
     4,326     Heritage Commerce Corp.(a)                                                    19,424
     1,868     Heritage Financial Corp.(a)                                                   26,003
     1,794     Home Bancorp, Inc.(a)                                                         24,793
     4,025     Home Bancshares, Inc.                                                         88,671
     2,646     Home Federal Bancorp, Inc.                                                    32,466

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,253     Hudson Valley Holding Corp.                                              $    55,792
     4,078     IBERIABANK Corp.                                                             241,132
     3,243     Independent Bank Corp./MA                                                     87,723
     3,528     Independent Bank Corp./MI(a)                                                   4,586
     1,100     Indiana Community Bancorp                                                     18,634
     5,814     Integra Bank Corp.(a),(b)                                                      4,186
     8,923     International Bancshares Corp.                                               178,728
     5,086     Intervest Bancshares Corp.(a)                                                 14,953
     7,356     Investors Bancorp, Inc.(a)                                                    96,511
     2,346     Jefferson Bancshares, Inc.                                                     7,601
     3,098     Kearny Financial Corp.                                                        26,643
     4,023     Lakeland Bancorp, Inc.                                                        44,132
     3,200     Lakeland Financial Corp.                                                      68,672
     1,700     Legacy Bancorp, Inc./MA                                                       22,338
       998     Louisiana Bancorp, Inc.(a)                                                    14,571
     8,067     MB Financial, Inc.                                                           139,720
     5,523     Macatawa Bank Corp.(a)                                                        22,755
     3,458     MainSource Financial Group, Inc.                                              35,998
     1,200     Malvern Federal Bancorp, Inc.                                                  8,400
     2,933     Mercantile Bank Corp.                                                         23,787
       992     Merchants Bancshares, Inc.                                                    27,340
     2,198     Metro Bancorp, Inc.(a)                                                        24,200
       115     Mid Penn Bancorp, Inc.(a)                                                        828
     1,408     MidwestOne Financial Group, Inc.                                              21,275
       722     MutualFirst Financial, Inc.                                                    6,715
       717     NASB Financial, Inc.                                                          12,017
     5,177     NBT Bancorp, Inc.                                                            125,025
     6,000     Nara Bancorp, Inc.(a)                                                         58,920
     1,163     National Bankshares, Inc.                                                     36,623
    20,227     National Penn Bancshares, Inc.                                               162,423
    66,094     New York Community Bancorp, Inc.(b)                                        1,245,872
    14,543     NewAlliance Bancshares, Inc.                                                 217,854
     4,304     Newbridge Bancorp(a)                                                          20,057
       658     North Valley Bancorp(a)                                                        5,493
       300     Northern States Financial Corp.(a)                                               453
     3,046     Northfield Bancorp, Inc.                                                      40,573
     7,900     Northwest Bancshares, Inc.                                                    92,904
       346     Norwood Financial Corp.                                                        9,608
     4,400     OceanFirst Financial Corp.                                                    56,628
       875     Ohio Valley Banc Corp.                                                        17,062
    13,361     Old National Bancorp                                                         158,862
     4,286     Old Second Bancorp, Inc.                                                       6,900
     7,448     Oriental Financial Group                                                      93,026
     2,718     Oritani Financial Corp.                                                       33,268
     1,156     Orrstown Financial Service, Inc.                                              31,686
     1,688     PAB Bankshares, Inc.(a)                                                          574
     5,166     PVF Capital Corp.(a)                                                           9,402
       122     Pacific Capital Bancorp NA(a)                                                  3,451
     3,072     Pacific Continental Corp.                                                     30,904
     4,849     PacWest Bancorp                                                              103,672
     1,838     Park National Corp.(b)                                                       133,567
       928     Parkvale Financial Corp.                                                       8,426
     1,698     Peapack-Gladstone Financial Corp.                                             22,159
       955     Penns Woods Bancorp, Inc.                                                     38,009

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       363     Peoples Bancorp of North Carolina, Inc.                                  $     1,924
     1,488     Peoples Bancorp, Inc.                                                         23,287
     1,000     Peoples Financial Corp.                                                       15,010
     5,842     Pinnacle Financial Partners, Inc.(a)                                          79,334
   156,482     Popular, Inc.(a)                                                             491,353
     1,087     Porter Bancorp, Inc.                                                          11,204
     4,683     Preferred Bank(a)                                                              8,242
       840     Premierwest Bancorp(a)                                                           282
    10,798     PrivateBancorp, Inc.                                                         155,275
     7,811     Prosperity Bancshares, Inc.                                                  306,816
     2,100     Provident Financial Holdings, Inc.                                            15,204
     9,789     Provident Financial Services, Inc.                                           148,108
     5,645     Provident New York Bancorp                                                    59,216
     1,400     Prudential Bancorp, Inc. of Pennsylvania                                       8,428
     1,768     Pulaski Financial Corp.                                                       13,401
     4,016     Renasant Corp.                                                                67,911
     1,698     Republic Bancorp, Inc., Class A                                               40,327
     6,169     Republic First Bancorp, Inc.(a)                                               14,991
     5,775     Riverview Bancorp, Inc. (a)                                                   15,650
     1,665     Rockville Financial, Inc.                                                     20,346
     5,100     Rodman & Renshaw Capital Group, Inc.(a)                                       13,668
     1,453     Roma Financial Corp.                                                          15,402
     2,000     Rome Bancorp, Inc.                                                            24,040
     1,265     Royal Bancshares of Pennsylvania, Class A(a)                                   1,708
     4,135     S&T Bancorp, Inc.(b)                                                          93,410
     1,991     SCBT Financial Corp.                                                          65,205
     6,365     SVB Financial Group(a)                                                       337,663
     1,963     SY Bancorp, Inc.                                                              48,192
     3,709     Sandy Spring Bancorp, Inc.                                                    68,357
       188     Savannah Bancorp, Inc.                                                         1,316
    19,088     Seacoast Banking Corp. of Florida                                             27,868
     1,362     Shore Bancshares, Inc.                                                        14,355
     2,406     Sierra Bancorp                                                                25,816
     6,233     Signature Bank(a)                                                            311,650
     2,800     Simmons First National Corp., Class A                                         79,800
     2,780     Southside Bancshares, Inc.                                                    58,575
     4,200     Southwest Bancorp, Inc.(a)                                                    52,080
       132     Southwest Georgia Financial Corp.                                              1,439
     2,375     State Bancorp, Inc.                                                           21,969
     3,517     StellarOne Corp.                                                              51,137
     4,654     Sterling Bancorp                                                              48,727
    15,839     Sterling Bancshares, Inc.                                                    111,190
     3,452     Sterling Financial Corp. of Washington(a)                                     65,484
     1,604     Suffolk Bancorp                                                               39,587
       785     Summit Financial Group, Inc.(a)                                                2,920
     3,817     Sun Bancorp, Inc.(a)                                                          17,711
     6,766     Superior Bancorp(a)                                                            3,877
    19,782     Susquehanna Bancshares, Inc.                                                 191,490
    99,700     Synovus Financial Corp.(b)                                                   263,208
    20,898     TCF Financial Corp.                                                          309,499
       100     TF Financial Corp.                                                             2,215
    14,165     TFS Financial Corp.                                                          127,768
       423     Teche Holding Co.                                                             14,699
     6,200     Texas Capital Bancshares, Inc.(a)                                            131,874
     1,308     Tompkins Trustco, Inc.                                                        51,221
     1,786     Tower Bancorp, Inc.                                                           39,360
     4,676     Towne Bank(b)                                                                 74,302
     2,246     Trico Bancshares                                                              36,273
    12,014     TrustCo Bank Corp. NY                                                         76,169
     8,428     Trustmark Corp.                                                              209,352
     4,843     UMB Financial Corp.                                                          200,597
    17,358     Umpqua Holdings Corp.                                                        211,420

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                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,948     Union First Market Bankshares Corp.                                      $    43,571
       336     United Bancorp, Inc.                                                           2,927
     6,700     United Bankshares, Inc.                                                      195,640
    15,380     United Community Banks, Inc.(a)                                               29,991
     3,252     United Community Financial Corp.(a)                                            4,195
     2,624     United Financial Bancorp, Inc.                                                40,068
     2,214     United Security Bancshares(a)                                                  8,325
     2,860     United Western Bancorp, Inc.                                                     830
     2,466     Univest Corp. of Pennsylvania                                                 47,273
    24,819     Valley National Bancorp                                                      354,912
     2,940     ViewPoint Financial Group                                                     34,369
     4,570     Virginia Commerce Bancorp(a)                                                  28,243
     1,800     WSFS Financial Corp.                                                          85,392
       200     WVS Financial Corp.                                                            1,802
     4,000     Washington Banking Co.                                                        54,840
    16,843     Washington Federal, Inc.                                                     284,984
     2,260     Washington Trust Bancorp, Inc.                                                49,449
     1,619     Waterstone Financial, Inc.(a)                                                  5,262
       151     Wayne Savings Bancshares, Inc.                                                 1,356
    10,228     Webster Financial Corp.                                                      201,492
     3,724     WesBanco, Inc.                                                                70,607
     2,554     West Bancorp., Inc.                                                           19,896
    10,384     West Coast Bancorp(a)                                                         29,283
     4,420     Westamerica Bancorp.                                                         245,177
    12,205     Western Alliance Bancorp(a)                                                   89,829
     4,000     Westfield Financial, Inc.                                                     37,000
    14,730     Whitney Holding Corp.                                                        208,429
    14,311     Wilmington Trust Corp.                                                        62,110
     4,000     Wilshire Bancorp, Inc.                                                        30,480
     5,454     Wintrust Financial Corp.                                                     180,146
     4,319     Yardkin Valley Financial Corp.(a)                                              7,817
                                                                                        -----------
                                                                                         21,408,930
                                                                                        -----------
BEVERAGES - 0.2%
     1,402     Boston Beer Co., Inc., Class A(a)                                            133,316
    10,183     Central European Distribution Corp.(a)                                       233,191
       686     Coca-Cola Bottling Co. Consolidated                                           38,128
    10,811     Hansen Natural Corp.(a)                                                      565,199
    11,008     Jamba, Inc.(a)                                                                24,988
     8,443     Jones Soda Co.(a)                                                              9,963
     2,160     National Beverage Corp.                                                       28,382
     5,200     Reddy Ice Holdings, Inc.(a)                                                   14,300
       971     Willamette Valley Vineyards, Inc.(a)                                           3,408
                                                                                        -----------
                                                                                          1,050,875
                                                                                        -----------
CHEMICALS - 3.2%
     5,544     Aceto Corp.                                                                   49,896
    13,883     Albemarle Corp.                                                              774,394
     3,551     American Vanguard Corp.                                                       30,326
     3,701     Arch Chemicals, Inc.                                                         140,379
    10,742     Ashland, Inc.                                                                546,338
     4,308     Balchem Corp.                                                                145,654
     8,925     Cabot Corp.                                                                  336,026
     8,412     Calgon Carbon Corp.(a)                                                       127,189
     4,413     Cambrex Corp.(a)                                                              22,815
    23,966     Celanese Corp., Series A                                                     986,680
    15,000     Chemtura Corp.(a)                                                            239,700
     3,744     Codexis Inc.(a)                                                               39,686
     7,382     Cytec Industries, Inc.                                                       391,689
    13,168     Ferro Corp.(a)                                                               192,780
     5,253     Georgia Gulf Corp.(a)                                                        126,387
     7,151     H.B. Fuller Co.                                                              146,739
     1,605     Hawkins, Inc.                                                                 71,262
    29,313     Huntsman Corp.                                                               457,576
     3,200     Innophos Holdings, Inc.                                                      115,456

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,950     KMG Chemicals, Inc.                                                      $    32,312
     3,167     Koppers Holdings, Inc.                                                       113,315
     4,785     Kraton Performance Polymers, Inc.(a)                                         148,096
     1,453     Kronos Worldwide, Inc.                                                        61,738
     3,244     LSB Industries, Inc.(a)                                                       78,699
    10,367     Lubrizol Corp.                                                             1,108,025
    52,348     LyondellBasell Industries NV, Class A(a)                                   1,800,771
     4,102     Metabolix, Inc.(a)                                                            49,921
     2,900     Minerals Technologies, Inc.                                                  189,689
    22,673     The Mosaic Co.                                                             1,731,310
       900     NL Industries, Inc.                                                           10,044
     7,817     Nanophase Technologies Corp.(a)                                                9,224
     1,538     NewMarket Corp.                                                              189,743
     4,584     OM Group, Inc.(a)                                                            176,530
    10,612     Olin Corp.                                                                   217,758
     7,211     Omnova Solutions, Inc.(a)                                                     60,284
     2,765     Penford Corp.(a)                                                              16,894
    13,184     PolyOne Corp. (a)                                                            164,668
     3,796     Polypore International, Inc.(a)                                              154,611
     2,011     Quaker Chemical Corp.                                                         83,798
    19,496     RPM International, Inc.                                                      430,862
    36,949     Rentech, Inc.(a)                                                              45,078
     7,929     Rockwood Holdings, Inc.(a)                                                   310,183
     5,018     Schulman A, Inc.                                                             114,862
     6,360     Senomyx, Inc. (a)                                                             45,347
     7,317     Sensient Technologies Corp.                                                  268,753
    18,599     Solutia, Inc.(a)                                                             429,265
     4,449     Spartech Corp.(a)                                                             41,643
     1,300     Stepan Co.                                                                    99,151
       429     TOR Minerals International, Inc.(a)                                            4,264
     3,378     Tredegar Corp.                                                                65,466
     1,338     Valhi, Inc.                                                                   29,583
     9,230     W.R. Grace & Co.(a)                                                          324,250
     2,812     Westlake Chemical Corp.                                                      122,238
     3,576     Zagg, Inc.(a)                                                                 27,249
     3,247     Zep, Inc.                                                                     64,550
     5,373     Zoltek Cos., Inc.(a)                                                          62,058
                                                                                        -----------
                                                                                         13,823,204
                                                                                        -----------
CONSTRUCTION & MATERIALS - 2.2%
     5,554     A.O. Smith Corp.                                                             211,496
     1,974     Aaon, Inc.                                                                    55,687
     6,531     Acuity Brands, Inc.                                                          376,643
    15,623     Aecom Technology Corp.(a)                                                    436,975
       200     American Biltrite, Inc.(a)                                                     1,404
     6,560     American DG Energy, Inc.(a)                                                   18,171
     1,493     American Woodmark Corp.                                                       36,638
     1,518     Ameron International Corp.                                                   115,930
     5,200     Apogee Enterprises, Inc.                                                      70,044
     1,777     Argan, Inc.(a)                                                                16,473
     2,770     Armstrong World Industries, Inc.                                             119,110
       102     Baran Group Ltd.(a)                                                              510
     2,834     BlueLinx Holdings, Inc.(a)                                                    10,372
     7,867     Builders FirstSource, Inc.(a)                                                 15,498
    10,087     EMCOR Group, Inc.(a)                                                         292,321
     6,690     Eagle Materials, Inc.                                                        188,992
     4,510     Generac Holdings, Inc.(a)                                                     72,927
     4,700     Gibraltar Industries, Inc.(a)                                                 63,779
     5,160     Granite Construction, Inc.                                                   141,539
     8,981     Great Lakes Dredge & Dock Corp.                                               66,190
     7,709     Griffon Corp.(a)                                                              98,213
     9,853     Headwaters, Inc.(a)                                                           45,127
     4,333     Hill International, Inc.(a)                                                   28,035

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                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,956     Insituform Technologies, Inc., Class A(a)                                $   157,894
     2,496     Insteel Industries, Inc.                                                      31,175
     1,500     Integrated Electrical Services, Inc.(a)                                        5,235
    23,850     KBR, Inc.                                                                    726,709
     1,623     L.B.Foster Co., Class A(a)                                                    66,446
     3,074     Layne Christensen Co.(a)                                                     105,807
     7,736     Lennox International, Inc.                                                   365,835
    19,335     Louisiana-Pacific Corp.(a)                                                   182,909
    26,565     MDU Resources Group, Inc.                                                    538,473
     3,600     MYR Group, Inc.(a)                                                            75,600
     6,931     Martin Marietta Materials, Inc.(b)                                           639,315
     8,760     Mastec, Inc.(a)                                                              127,808
    35,148     McDermott International, Inc.(a)                                             727,212
    23,585     Mueller Water Products, Inc., Series A                                        98,349
     3,281     NCI Building Systems, Inc. (a)                                                45,901
     1,661     Northwest Pipe Co.(a)                                                         39,914
       500     Omega Flex, Inc.                                                               8,270
     4,600     Orion Marine Group, Inc.(a)                                                   53,360
    17,133     Owens Corning, Inc.(a)                                                       533,693
     4,540     PGT, Inc.(a)                                                                  11,123
     2,700     Pike Electric Corp.(a)                                                        23,166
     6,250     Quanex Building Products Corp.                                               118,563
    12,692     Shaw Group, Inc.(a)                                                          434,447
     5,542     Simpson Manufacturing Co., Inc.                                              171,303
     2,600     Sterling Construction Co., Inc.(a)                                            33,904
     2,941     TRC Cos., Inc.(a)                                                             10,294
     3,619     Texas Industries, Inc.                                                       165,678
     2,249     Trex Co., Inc.(a),(b)                                                         53,886
     4,853     Tutor Perini Corp.                                                           103,903
    10,447     USG Corp.(a),(b)                                                             175,823
     3,200     Universal Forest Products, Inc.                                              124,480
     3,294     Valmont Industries, Inc.                                                     292,277
    14,109     Valspar Corp.                                                                486,478
     3,798     Watsco, Inc.                                                                 239,578
     4,219     Watts Water Technologies, Inc., Class A                                      154,373
                                                                                        -----------
                                                                                          9,611,255
                                                                                        -----------
               ELECTRICITY - 1.8%
     4,378     Allete, Inc.                                                                 163,124
    16,826     Alliant Energy Corp.                                                         618,692
     5,939     Black Hills Corp.                                                            178,170
     2,375     CH Energy Group, Inc.                                                        116,114
    53,690     Calpine Corp.(a)                                                             716,225
     1,873     Central Vermont Public Service Corp.                                          40,944
     9,124     Cleco Corp.                                                                  280,654
    19,977     Covanta Holding Corp.                                                        343,405
    18,444     DPL, Inc.                                                                    474,195
    16,086     Dynegy, Inc.(a)                                                               90,403
     6,840     El Paso Electric Co.(a)                                                      188,305
     6,221     The Empire District Electric Co.                                             138,106
   116,564     GenOn Energy, Inc.(a)                                                        444,109
    20,858     Great Plains Energy, Inc.                                                    404,437
    13,961     Hawaiian Electric Industries, Inc.                                           318,171
     7,174     IDACORP, Inc.                                                                265,295
     7,828     ITC Holdings Corp.                                                           485,180
     3,547     MGE Energy, Inc.                                                             151,670
    15,881     NSTAR                                                                        670,019
    35,844     NV Energy, Inc.                                                              503,608
     5,350     NorthWestern Corp.                                                           154,241
     2,676     Ormat Technologies, Inc.                                                      79,156
    11,200     Portland General Electric Co.                                                243,040
     7,305     UIL Holdings Corp.                                                           218,858

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    17,000     US Geothermal, Inc.(a),(b)                                               $    19,890
     5,466     Unisource Energy Corp.                                                       195,901
     1,906     Unitil Corp.                                                                  43,342
    16,951     Westar Energy, Inc.                                                          426,487
                                                                                        -----------
                                                                                          7,971,741
                                                                                        -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.6%
    11,738     A123 Systems, Inc.(a),(b)                                                    111,981
     7,686     AVX Corp.                                                                    118,595
     2,224     AZZ, Inc.                                                                     88,982
    15,189     Active Power, Inc.(a)                                                         37,365
     2,300     Adept Technology, Inc.(a)                                                     10,281
    10,600     Advanced Battery Technologies, Inc.(a)                                        40,810
     1,050     Allied Motion Technologies, Inc.(a)                                            7,224
     3,907     Altair Nanotechnologies Inc.(a),(b)                                           10,783
     1,500     American Science & Engineering, Inc.                                         127,845
     6,825     American Superconductor Corp.(a),(b)                                         195,127
    24,248     Ametek, Inc.                                                                 951,714
     2,275     Anaren, Inc.(a)                                                               47,434
     4,500     Anixter International, Inc.                                                  268,785
    17,857     Arrow Electronics, Inc.(a)                                                   611,602
    22,963     Avnet, Inc.(a)                                                               758,468
     2,400     Badger Meter, Inc.                                                           106,128
     6,603     Baldor Electric Co.                                                          416,253
    11,511     Beacon Power Corp.(a)                                                          2,534
     1,901     Bel Fuse, Inc.                                                                45,434
     7,058     Belden, Inc.                                                                 259,876
     9,583     Benchmark Electronics, Inc.(a)                                               174,027
     6,992     Brady Corp.                                                                  228,009
     6,476     CTS Corp.                                                                     71,625
    37,000     Capstone Turbine Corp.(a),(b)                                                 35,513
     6,080     Checkpoint Systems, Inc.(a)                                                  124,944
     5,475     Cognex Corp.                                                                 161,074
     3,800     Coherent, Inc.(a)                                                            171,532
     2,892     Coleman Cable, Inc.(a)                                                        18,162
    14,403     CommScope, Inc.(a)                                                           449,662
     4,500     Comverge, Inc.(a)                                                             31,095
     1,100     Cyberoptics Corp.(a)                                                           9,394
     3,349     DDi Corp.                                                                     39,384
     5,972     Daktronics, Inc.                                                              95,074
     2,691     Dionex Corp.(a)                                                              317,565
     4,067     ESCO Technologies, Inc.                                                      153,895
     5,305     Echelon Corp.(a)                                                              54,058
     2,485     Electro Rent Corp.                                                            40,158
     3,834     Electro Scientific Industries, Inc.(a)                                        61,459
     4,486     eMagin Corp.(a)                                                               26,916
     2,870     Encore Wire Corp.                                                             71,980
     3,217     EnerNOC, Inc.(a),(b)                                                          76,918
     6,962     EnerSys(a)                                                                   223,619
     6,000     FEI Co.(a)                                                                   158,460
     2,343     Faro Technologies, Inc.(a)                                                    76,944
     7,885     General Cable Corp.                                                          276,685
    18,411     GrafTech International Ltd.(a)                                               365,274
     3,460     Greatbatch, Inc.(a)                                                           83,559
     2,400     Houston Wire & Cable Co.                                                      32,256
     8,390     Hubbell, Inc., Class B                                                       504,491
     3,953     II-VI, Inc. (a)                                                              183,261
     4,064     IPG Photonics Corp.(a)                                                       128,504
     3,600     Intevac, Inc.(a)                                                              50,436
       747     IntriCon Corp.(a)                                                              2,883
     6,172     Itron, Inc. (a)                                                              342,237
    13,419     L-1 Identity Solutions, Inc. (a)                                             159,820
     3,283     LSI Industries, Inc.                                                          27,774
     1,846     LaBarge, Inc.(a)                                                              29,001
     1,394     Landauer, Inc.                                                                83,598
     2,797     LeCroy Corp.(a)                                                               27,522
     3,924     Lightpath Technologies, Inc., Class A(a)                                       7,142

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,891     Lime Energy Co.(a)                                                       $    15,486
     3,402     Littelfuse, Inc.                                                             160,098
     2,465     MTS Systems Corp.                                                             92,339
     8,829     Magnetek, Inc.(a)                                                             11,919
     3,731     Maxwell Technologies, Inc.(a)                                                 70,479
     2,155     Measurement Specialties, Inc.(a)                                              63,249
     5,630     Methode Electronics, Inc.                                                     73,021
     5,118     Mettler-Toledo International, Inc.(a)                                        773,893
    13,872     Microvision, Inc.(a),(b)                                                      25,802
     2,100     Multi-Fineline Electronix, Inc.(a)                                            55,629
       918     NVE Corp.(a)                                                                  53,088
     2,900     NU Horizons Electronics Corp.(a)                                              20,213
     3,700     Napco Security Technologies, Inc.(a)                                           6,623
     9,216     National Instruments Corp.                                                   346,890
     5,755     Newport Corp.(a)                                                              99,964
     2,800     OSI Systems, Inc.(a)                                                         101,808
     5,026     Orion Energy Systems, Inc.(a)                                                 16,737
     2,484     Parametric Sound Corp.(a)                                                        969
     2,751     Park Electrochemical Corp.                                                    82,530
     5,103     Planar Systems, Inc.(a)                                                       10,410
     5,966     Plexus Corp.(a)                                                              184,588
     1,653     Powell Industries, Inc.(a)                                                    54,351
     9,523     Power-One, Inc.(a)                                                            97,135
    21,655     Powerwave Technologies, Inc.(a)                                               55,004
     6,730     Pulse Electronics Corp.                                                       35,804
     5,738     Regal-Beloit Corp.                                                           383,069
     3,696     Research Frontiers, Inc.(a)                                                   19,663
     3,197     Richardson Electronics Ltd.                                                   37,373
     4,825     Rofin-Sinar Technologies, Inc.(a)                                            170,998
     2,371     Rogers Corp.(a)                                                               90,691
     3,086     Rubicon Technology, Inc.(a),(b)                                               65,053
    12,099     Sanmina-SCI Corp.(a)                                                         138,897
    18,389     SatCon Technology Corp.(a)                                                    82,750
       400     Servotronics, Inc.                                                             3,356
     1,200     Sigmatron International, Inc.(a)                                               7,680
     2,159     Spectrum Control, Inc.(a)                                                     32,363
     7,068     Synthesis Energy Systems, Inc.(a)                                              8,270
     8,197     TTM Technologies, Inc.(a)                                                    122,217
     2,013     Technology Research Corp.                                                      7,629
     8,047     Thomas & Betts Corp.(a)                                                      388,670
     1,466     Tollgrade Communications, Inc.(a)                                             13,604
    18,322     Trimble Navigation Ltd.(a)                                                   731,597
     6,991     UQM Technologies Inc.(a)                                                      16,009
     3,538     Ultralife Batteries, Inc.(a)                                                  23,386
     5,178     Universal Display Corp.(a)                                                   158,706
    12,754     Valence Technology, Inc.(a)                                                   21,427
     6,498     Veeco Instruments, Inc.(a),(b)                                               279,154
       886     Viasystems Group, Inc.(a)                                                     17,844
     3,800     Vicor Corp.                                                                   62,320
    26,040     Vishay Intertechnology, Inc.(a)                                              382,267
     2,163     Vishay Precision Group, Inc.(a)                                               40,751
     6,326     WESCO International, Inc.(a)                                                 334,013
     4,942     X-Rite, Inc.(a)                                                               22,585
     8,708     Zebra Technologies Corp., Class A(a)                                         330,817
     2,728     Zygo Corp.(a)                                                                 33,363
                                                                                        -----------
                                                                                         15,927,682
                                                                                        -----------

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44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.4%
     8,270     Advance America, Cash Advance Centers, Inc.                              $    46,643
     7,830     Affiliated Managers Group, Inc.(a)                                           776,893
     5,598     Ampal-American Israel Corp., Class A(a)                                       12,931
     6,946     Artio Global Investors, Inc.                                                 102,453
     2,599     Asset Acceptance Capital Corp.(a)                                             15,412
     2,177     Asta Funding, Inc.                                                            17,634
     8,013     BGC Partners, Inc.                                                            66,588
    14,594     BlackRock, Inc.(d)                                                         2,781,325
    27,217     CIT Group, Inc.(a)                                                         1,281,921
     3,209     Calamos Asset Management, Inc., Class A                                       44,926
     4,639     Cash America International, Inc.                                             171,318
     4,291     Cohen & Co., Inc.                                                             18,623
     3,144     Cohen & Steers, Inc.                                                          82,058
     4,613     CompuCredit Hldgs Corp.(b)                                                    32,199
     5,448     Cowen Group, Inc., Class A(a)                                                 25,388
       866     Credit Acceptance Corp.(a)                                                    54,359
     2,276     Deerfield Capital Corp.(a)                                                    14,794
       455     Diamond Hill Investments Group                                                32,915
     3,942     Dollar Financial Corp.(a)                                                    112,859
     3,834     Duff & Phelps Corp.                                                           64,641
    18,184     Eaton Vance Corp.                                                            549,702
     2,700     Encore Capital Group, Inc.(a)                                                 63,315
     2,506     Epoch Holding Corp.                                                           38,918
     3,141     Evercore Partners, Inc., Class A                                             106,794
     7,112     Ezcorp, Inc.(a)                                                              192,949
     8,591     FBR Capital Markets Corp.(a)                                                  32,818
     2,158     Federal Agricultural Mortgage Corp., Class B                                  35,219
    34,893     Fidelity National Title Group, Inc., Class A                                 477,336
     4,300     First Cash Financial Services, Inc.(a)                                       133,257
    11,360     The First Marblehead Corp.(a)                                                 24,651
       700     GAMCO Investors, Inc., Class A                                                33,607
    10,209     GFI Group, Inc.                                                               47,880
    11,932     Gleacher & Co, Inc.(a)                                                        28,279
     1,011     Green Dot Corp., Class A(a)                                                   57,364
     4,500     Greenhill & Co., Inc.                                                        367,560
     6,800     Interactive Brokers Group, Inc., Class A                                     121,176
     2,330     International Assets Holding Corp., Inc.(a)                                   54,988
     1,876     Intersections, Inc.                                                           19,623
     6,626     Investment Technology Group, Inc.(a)                                         108,468
     3,400     JMP Group, Inc.                                                               25,942
    17,270     Jefferies Group, Inc. New Shares(b)                                          459,900
     5,541     KBW, Inc.                                                                    154,705
    14,472     Knight Capital Group, Inc., Class A(a)                                       199,569
    19,555     Ladenburg Thalmann Financial Services, Inc.(a)                                22,879
    22,921     MF Global Holdings Ltd.(a)                                                   191,620
    30,684     MGIC Investment Corp.(a)                                                     312,670
    18,235     MSCI, Inc.(a)                                                                710,436
     4,471     MarketAxess Holdings, Inc.                                                    93,041
     2,129     Marlin Business Services, Inc.(a)                                             26,932
     3,380     Medallion Financial Corp.                                                     27,716

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       301     Merriman Holdings, Inc.(a)                                               $       656
     2,154     MicroFinancial, Inc.                                                           8,681
    14,649     MoneyGram International, Inc.(a)                                              39,699
     6,680     National Financial Partners Corp.(a)                                          89,512
     4,654     Nelnet, Inc., Class A                                                        110,253
     5,484     NewStar Financial, Inc.(a)                                                    57,966
    11,632     Ocwen Financial Corp.(a)                                                     110,969
     6,963     optionsXpress Holdings, Inc.                                                 109,110
    23,270     The PMI Group, Inc.(a)                                                        76,791
     3,976     Penson Worldwide, Inc.(a)                                                     19,443
     3,019     Pico Holdings, Inc.(a)                                                        96,004
     3,267     Piper Jaffray Cos.(a)                                                        114,378
     2,695     Portfolio Recovery Associates, Inc.(a)                                       202,664
     3,804     Primus Guaranty Ltd.(a)                                                       19,324
     1,598     Pzena Investment Management, Inc., Class A                                    11,745
    20,356     Radian Group, Inc.                                                           164,273
    14,996     Raymond James Financial, Inc.                                                490,369
     3,561     Resource America, Inc., Class A                                               24,393
    23,759     SEI Investments Co.                                                          565,227
     6,065     SWS Group, Inc.                                                               30,628
     3,391     Safeguard Scientifics, Inc.(a)                                                57,918
     3,800     Sanders Morris Harris Group, Inc.                                             27,550
     3,341     Stewart Information Services Corp.                                            38,522
     5,450     Stifel Financial Corp.(a)                                                    338,118
     1,182     Student Loan Corp.                                                            38,344
    35,229     TD Ameritrade Holding Corp.                                                  668,999
     8,000     TradeStation Group, Inc.(a)                                                   54,000
     1,743     Tree.com, Inc.(a)                                                             16,454
     2,596     U.S.Global Investors, Inc.                                                    21,105
       970     Virtus Investment Partners, Inc.(a)                                           44,009
    13,215     Waddell & Reed Financial, Inc., Class A                                      466,357
     1,091     Westwood Holdings Group, Inc.                                                 43,596
     2,483     World Acceptance Corp.(a),(b)                                                131,102
                                                                                        -----------
                                                                                         14,763,353
                                                                                        -----------
FIXED LINE TELECOMMUNICATIONS - 0.6%
    11,006     8x8, Inc.(a)                                                                  26,194
     3,323     AboveNet, Inc.                                                               194,263
     9,000     Alaska Communications Systems Group, Inc.                                     99,900
     1,175     Arbinet Corp.(a)                                                               9,799
     4,800     Cbeyond Communications, Inc.(a)                                               73,344
    33,100     Cincinnati Bell, Inc.(a)                                                      92,680
     4,584     Consolidated Communications Holdings, Inc.                                    88,471
     6,156     General Communication, Inc., Class A(a)                                       77,935
     4,778     Global Crossing Ltd.(a)                                                       61,732
     4,280     HickoryTech Corp.                                                             41,088
     2,098     IDT Corp., Class B                                                            53,814
   211,747     Level 3 Communications, Inc.(a),(b)                                          207,512
       300     NET2000 Communications, Inc.(a)                                                    -
    20,208     PAETEC Holding Corp.(a)                                                       75,578
    29,100     Primus Telecommunications Escrow(a)                                                -
     1,746     SureWest Communications(a)                                                    18,682

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46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    23,078     TW Telecom, Inc.(a)                                                      $   393,480
    45,235     Virgin Media, Inc.                                                         1,232,201
    21,332     Vonage Holdings Corp.(a)                                                      47,784
     1,500     Warwick Valley Telephone Co.                                                  20,775
                                                                                        -----------
                                                                                          2,815,232
                                                                                        -----------
FOOD & DRUG RETAILERS - 0.5%
       276     Arden Group, Inc., Class A                                                    22,770
     5,800     Casey's General Stores, Inc.                                                 246,558
     1,585     Core-Mark Holdings Co., Inc.(a)                                               56,410
       500     Dairy Mart Convenience Stores, Inc.(a)                                             -
    12,276     drugstore.com, Inc.(a)                                                        27,130
     3,151     Ingles Markets, Inc., Class A                                                 60,499
     1,764     Nash Finch Co.                                                                74,988
    17,948     Omnicare, Inc.                                                               455,700
     4,281     The Pantry, Inc.(a)                                                           85,021
     4,215     PetMed Express, Inc.(b)                                                       75,069
    69,100     Rite Aid Corp.(a)                                                             61,029
     6,421     Ruddick Corp.                                                                236,550
     4,460     Spartan Stores, Inc.                                                          75,597
     6,593     United Natural Foods, Inc.(a)                                                241,831
       805     Village Super Market, Inc., Class A                                           26,565
     3,927     Vitamin Shoppe, Inc.(a)                                                      132,104
     1,713     Weis Markets, Inc.                                                            69,085
     8,733     Winn-Dixie Stores, Inc.(a)                                                    62,616
                                                                                        -----------
                                                                                          2,009,522
                                                                                        -----------
FOOD PRODUCERS - 1.9%
       659     Alico, Inc.                                                                   15,711
     3,000     The Andersons, Inc.                                                          109,050
     7,379     B&G Foods, Inc., Class A                                                     101,314
       500     Bridgford Foods Corp.                                                          7,125
    22,084     Bunge Ltd.                                                                 1,446,944
       336     Cagles, Inc., Class A(a)                                                       2,859
     1,932     Cal-Maine Foods, Inc.                                                         61,013
     1,936     Calavo Growers, Inc.                                                          44,625
     6,895     Chiquita Brands International, Inc.(a)                                        96,668
    11,412     Corn Products International, Inc.                                            524,952
    12,702     Darling International, Inc.(a)                                               168,682
    30,192     Del Monte Foods Co.                                                          567,610
     3,353     Diamond Foods, Inc.                                                          178,312
     5,263     Dole Food Co., Inc.(a)                                                        71,103
       902     Farmer Bros.Co.                                                               16,056
    13,719     Flowers Foods, Inc.                                                          369,178
     6,223     Fresh Del Monte Produce, Inc.                                                155,264
       941     Golden Enterprises, Inc.                                                       3,181
    17,791     Green Mountain Coffee Roasters, Inc.(a)                                      584,612
       600     Griffin Land & Nurseries, Inc.                                                19,428
     4,100     HQ Sustainable Maritime Industries, Inc.(a)                                   19,557
     6,839     Hain Celestial Group, Inc.(a)                                                185,063
     1,786     Harbinger Group, Inc.(a)                                                      11,055
     9,170     Herbalife Ltd.                                                               626,953
     2,712     Imperial Sugar Co., New Shares                                                36,259
     2,044     J&J Snack Foods Corp.                                                         98,603
     1,221     John B.Sanfilippo & Son, Inc.(a)                                              15,189
     3,100     Lancaster Colony Corp.                                                       177,320
     1,500     Lifeway Foods, Inc.(a)                                                        14,325
     2,900     MGP Ingredients, Inc.                                                         32,016
     3,100     Mannatech, Inc.(a)                                                             5,580
     5,500     Martek Biosciences Corp.(a)                                                  172,150
     2,356     Medifast, Inc.(a)                                                             68,041
     1,472     Natures Sunshine Prods, Inc.(a)                                               13,219
     1,588     Nutraceutical International Corp.(a)                                          22,534
     4,700     NutriSystem, Inc.(b)                                                          98,841
     3,212     Omega Protein Corp.(a)                                                        26,017

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,286     Pilgrims Pride Corp.(a)                                                  $    51,658
     8,373     Ralcorp Holdings, Inc.(a)                                                    544,329
     1,819     Reliv International, Inc.                                                      3,438
     1,495     Rocky Mountain Chocolate Factory, Inc.                                        14,442
     3,204     Sanderson Farms, Inc.                                                        125,437
     3,352     Schiff Nutrition International, Inc.                                          30,436
        54     Seaboard Corp.                                                               107,514
     2,000     Seneca Foods Corp.(a)                                                         53,960
    11,700     Smart Balance, Inc.(a)                                                        50,661
    23,645     Smithfield Foods, Inc.(a)                                                    487,796
     6,335     Snyders-Lance, Inc.                                                          148,492
     1,289     Tasty Baking Co.                                                               8,095
     3,287     Tootsie Roll Industries, Inc.                                                 95,224
     5,264     TreeHouse Foods, Inc.(a)                                                     268,938
     1,221     USANA Health Sciences, Inc.(a)                                                53,052
                                                                                        -----------
                                                                                          8,209,881
                                                                                        -----------
FORESTRY & PAPER - 0.3%
    13,186     Boise, Inc.                                                                  104,565
     6,113     Buckeye Technologies, Inc.                                                   128,434
     1,746     Clearwater Paper Corp.(a)                                                    136,712
     1,746     Deltic Timber Corp.                                                           98,370
     6,386     Domtar Corp.                                                                 484,825
     6,372     Kapstone Paper and Packaging Corp.(a)                                         97,492
     2,900     Neenah Paper, Inc.                                                            57,072
     6,687     P.H.Glatfelter Co.                                                            82,049
     2,900     Verso Paper Corp.(a)                                                           9,918
     7,350     Wausau Paper Corp.                                                            63,283
                                                                                        -----------
                                                                                          1,262,720
                                                                                        -----------
GAS, WATER & MULTI-UTILITIES - 1.5%
    11,906     AGL Resources, Inc.(c)                                                       426,830
     2,759     American States Water Co.                                                     95,103
    26,438     American Water Works Co, Inc.                                                668,617
    20,899     Aqua America, Inc.                                                           469,809
     1,322     Artesian Resources Corp., Class A                                             25,052
    13,688     Atmos Energy Corp.                                                           427,066
     8,020     Avista Corp.                                                                 180,610
     3,000     Cadiz, Inc.(a)                                                                37,320
     3,200     California Water Service Group                                               119,264
     1,461     Chesapeake Utilities Corp.                                                    60,661
     1,493     Connecticut Water Service, Inc.                                               41,625
       312     Delta Natural Gas Co., Inc.                                                    9,789
     1,362     Gas Natural, Inc.                                                             14,287
     3,100     The Laclede Group, Inc.                                                      113,274
     2,514     Middlesex Water Co.                                                           46,132
    10,610     National Fuel Gas Co.                                                        696,228
     6,260     New Jersey Resources Corp.                                                   269,869
     3,916     Northwest Natural Gas Co.                                                    181,977
    11,566     PNM Resources, Inc.                                                          150,589
     1,777     Pennichuck Corp.                                                              48,619
    10,000     Piedmont Natural Gas Co.                                                     279,600
    26,737     Questar Corp.                                                                465,491
       100     RGC Resources, Inc.                                                            3,129
     1,948     SJW Corp.                                                                     51,564
     4,600     South Jersey Industries, Inc.                                                242,972
     6,702     Southwest Gas Corp.                                                          245,762
    16,652     UGI Corp.                                                                    525,870
    12,464     Vectren Corp.                                                                316,336
     7,362     WGL Holdings, Inc.                                                           263,339
                                                                                        -----------
                                                                                          6,476,784
                                                                                        -----------
GENERAL INDUSTRIALS - 1.2%
     1,300     AEP Industries, Inc.(a)                                                       33,735
    10,252     Actuant Corp., Class A                                                       272,908
     9,563     AptarGroup, Inc.                                                             454,912

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,271     Carlisle Cos., Inc.                                                      $   368,430
    25,015     Crown Holdings, Inc.(a)                                                      835,001
     3,065     Graham Packaging Co., Inc.(a)                                                 39,968
    12,045     Graphic Packaging Holding Co.(a)                                              46,855
     5,339     Greif, Inc.                                                                  330,484
    12,374     Harsco Corp.                                                                 350,432
     3,800     Landec Corp.(a)                                                               22,724
     2,083     Multi-Color Corp.                                                             40,535
     4,882     Myers Industries, Inc.                                                        47,551
     4,560     Otter Tail Corp.                                                             102,782
    15,542     Packaging Corp. of America                                                   401,605
     2,715     Raven Industries, Inc.                                                       129,478
     5,847     Rock-Tenn Co., Class A                                                       315,446
     7,797     Silgan Holdings, Inc.                                                        279,211
    13,954     Smurfit-Stone Container Corp.(a)                                             357,222
    15,069     Sonoco Products Co.                                                          507,373
    16,385     Temple-Inland, Inc.                                                          348,017
     2,996     Trimas Corp.(a)                                                               61,298
                                                                                        -----------
                                                                                          5,345,967
                                                                                        -----------
GENERAL RETAILERS - 5.0%
     4,470     1-800-FLOWERS.COM, Inc., Class A(a)                                           12,024
     8,255     99 Cents Only Stores(a)                                                      131,585
     5,342     A.C.Moore Arts & Crafts, Inc.(a)                                              13,462
    11,266     Aaron Rents, Inc., Class A                                                   229,714
    13,178     Advance Auto Parts, Inc.                                                     871,725
       882     Amerco, Inc.(a)                                                               84,707
     1,765     America's Car Mart, Inc.(a)                                                   47,796
    30,723     American Eagle Outfitters, Inc.                                              449,478
     3,136     American Public Education, Inc.(a)                                           116,785
     4,030     Ancestry.com, Inc.(a)                                                        114,130
     8,975     AnnTaylor Stores Corp.(a)                                                    245,825
     5,133     Asbury Automotive Group, Inc.(a)                                              94,858
     8,000     Autobytel, Inc.(a)                                                             6,880
    14,437     Aeropostale, Inc.(a)                                                         355,728
     8,196     BJ's Wholesale Club, Inc.(a)                                                 392,588
     6,090     Barnes & Noble, Inc.(b)                                                       86,174
     7,300     Beacon Roofing Supply, Inc.(a)                                               130,451
     4,773     bebe Stores, Inc.                                                             28,447
       700     Bidz.com, Inc.(a)                                                                826
     3,700     Big 5 Sporting Goods Corp.                                                    56,499
     2,300     Blue Nile, Inc.(a),(b)                                                       131,238
     2,733     The Bon-Ton Stores, Inc.(a)                                                   34,600
     1,200     Books-A-Million, Inc.                                                          6,960
     8,773     Borders Group, Inc.(a)                                                         7,897
     3,570     Bridgepoint Education, Inc.(a)                                                67,830
     6,711     Brown Shoe Co., Inc.                                                          93,484
     4,058     The Buckle, Inc.                                                             153,271
     2,727     Build-A-Bear Workshop, Inc.(a)                                                20,834
     1,298     CPI Corp.                                                                     29,270
     6,534     Cabela's, Inc., Class A(a)                                                   142,115
     2,300     Cache, Inc.(a)                                                                10,212
     2,800     Cambium Learning Group, Inc.(a)                                                9,632
     2,409     Capella Education Co.(a)                                                     160,391
     9,984     Career Education Corp.(a)                                                    206,968
     6,895     Casual Male Retail Group, Inc.(a)                                             32,682
     4,150     The Cato Corp., Class A                                                      113,752
    15,768     Charming Shoppes, Inc.(a)                                                     55,976
     3,404     Chemed Corp.                                                                 216,188
    27,336     Chico's FAS, Inc.                                                            328,852
     4,227     The Children's Place Retail Stores, Inc.(a)                                  209,828

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                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,614     Christopher & Banks Corp.                                                $    34,526
     2,371     Citi Trends, Inc.(a)                                                          58,208
     7,892     Clean Energy Fuels Corp.(a),(b)                                              109,225
     8,960     Coldwater Creek, Inc.(a)                                                      28,403
     9,790     Collective Brands, Inc.(a)                                                   206,569
     1,870     Collectors Universe, Inc.                                                     26,012
     3,143     Conn's, Inc.(a)                                                               14,709
    11,336     Copart, Inc.(a)                                                              423,400
    13,002     Corinthian Colleges, Inc.(a)                                                  67,740
     3,018     Cost Plus, Inc.(a)                                                            29,275
     2,255     DSW, Inc., Class A(a)                                                         88,171
     5,199     dELiA*s, Inc.(a)                                                               9,046
     1,157     Destination Maternity Corp.(a)                                                43,885
    13,399     Dick's Sporting Goods, Inc.(a)                                               502,463
     7,414     Dillard's, Inc., Class A(b)                                                  281,287
     5,219     Dollar General Corp.(a)                                                      160,067
    19,428     Dollar Tree, Inc.(a)                                                       1,089,522
    10,416     Dress Barn, Inc.(a)                                                          275,191
       600     Ediets.Com, Inc.(a),(b)                                                          294
     6,534     Education Management Corp.(a),(b)                                            118,265
     4,018     Express, Inc.                                                                 75,538
     7,634     The Finish Line, Inc., Class A                                               131,228
    23,560     Foot Locker, Inc.                                                            462,247
     6,665     Fred's, Inc.                                                                  91,710
     9,395     GSI Commerce, Inc.(a)                                                        217,964
     2,881     Gaiam, Inc.                                                                   22,184
     1,089     Geeknet Inc.(a)                                                               27,214
     3,605     Genesco, Inc.(a)                                                             135,151
     4,953     Grand Canyon Education, Inc.(a)                                               97,029
     3,657     Group 1 Automotive, Inc.                                                     152,716
     9,891     Guess, Inc.                                                                  468,042
     6,194     HSN, Inc.(a)                                                                 189,784
     3,114     Haverty Furniture Cos., Inc.                                                  40,420
     4,618     Hibbett Sports, Inc.(a)                                                      170,404
     9,486     Hillenbrand, Inc.                                                            197,404
     8,365     Hot Topic, Inc.                                                               52,449
     5,061     ITT Educational Services, Inc.(a)                                            322,335
     9,313     J. Crew Group, Inc.(a)                                                       401,763
     3,915     Jackson Hewitt Tax Service, Inc.(a)                                            8,535
     4,211     Jo-Ann Stores, Inc.(a)                                                       253,586
     4,112     Jos. A. Bank Clothiers, Inc.(a)                                              165,796
     4,683     K12, Inc.(a)                                                                 134,215
     3,835     KAR Auction Services, Inc.(a)                                                 52,923
     2,746     Kirkland's, Inc.(a)                                                           38,526
     1,800     Learning Tree International, Inc.                                             17,208
     2,900     Liquidity Services, Inc.(a)                                                   40,745
     3,900     Lithia Motors, Inc., Class A                                                  55,731
     3,698     Lumber Liquidators Holdings, Inc.(a)                                          92,117
     1,907     Mac-Gray Corp.                                                                28,510
     4,200     MarineMax, Inc.(a)                                                            39,270
     4,476     Matthews International Corp., Class A                                        156,570
     7,895     Men's Wearhouse, Inc.                                                        197,217
     2,643     Midas, Inc.(a)                                                                21,435
     4,688     Monro Muffler, Inc.                                                          162,141
     8,680     Navarre Corp.(a)                                                              18,402
     4,205     New York & Co.(a)                                                             18,586
       526     Nobel Learning Communities, Inc.(a)                                            3,840
    15,000     Office Depot, Inc.(a)                                                         81,000
    12,993     OfficeMax, Inc.(a)                                                           229,976
     2,737     OpenTable, Inc.(a)                                                           192,904
     2,669     Overstock.com, Inc.                                                           43,985
    11,081     Pacific Sunwear of California, Inc.(a)                                        60,059
     2,100     PC Mall, Inc.(a)                                                              15,897
     7,100     Penske Auto Group, Inc.(a)                                                   123,682
     7,959     The Pep Boys - Manny, Moe & Jack                                             106,889
    18,034     PetSmart, Inc.                                                               718,114

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    18,128     Pier 1 Imports, Inc.(a)                                                  $   190,344
     1,376     Pre-Paid Legal Services, Inc.(a)                                              82,904
     2,432     PriceSmart, Inc.                                                              92,489
     6,890     The Princeton Review, Inc.(a)                                                  8,130
     2,600     The Providence Service Corp.(a)                                               41,782
    14,990     RealNetworks, Inc.(a)                                                         62,958
     8,424     Regis Corp.                                                                  139,838
    10,059     Rent-A-Center, Inc.                                                          324,705
     3,442     Retail Ventures, Inc.(a)                                                      56,105
    11,392     Rollins, Inc.                                                                224,992
     2,847     Rue21, Inc.(a)                                                                83,446
     5,003     Rush Enterprises, Inc., Class A(a)                                           102,261
    18,440     Saks, Inc.(a)                                                                197,308
    14,861     Sally Beauty Co., Inc.(a)                                                    215,930
    37,288     Service Corp. International                                                  307,626
     1,800     Shoe Carnival, Inc.(a)                                                        48,600
     4,297     Shutterfly, Inc.(a)                                                          150,524
    13,022     Signet Jewelers Ltd.(a)                                                      565,155
     5,494     Sonic Automotive, Inc.                                                        72,741
    10,318     Sotheby's Holdings, Inc., Class A                                            464,310
     5,554     Stage Stores, Inc.                                                            96,306
     2,650     Stamps.com, Inc.                                                              35,113
     2,600     Standard Parking Corp.(a)                                                     49,114
     4,100     Stein Mart, Inc.                                                              37,925
    12,302     Stewart Enterprises, Inc., Class A                                            82,300
     2,193     Strayer Education, Inc.(b)                                                   333,818
     1,700     Susser Holdings Corp.(a)                                                      23,545
     5,546     The Talbots, Inc.(a)                                                          47,252
     3,008     Titan Machinery, Inc.(a)                                                      58,054
    11,102     Tractor Supply Co.                                                           538,336
     2,400     Trans World Entertainment Corp.(a)                                             4,080
     7,004     Tuesday Morning Corp.(a)                                                      36,981
     7,307     Ulta Salon Cosmetics & Fragrance, Inc.(a)                                    248,438
    13,230     VCA Antech, Inc.(a)                                                          308,127
     5,456     ValueVision Media, Inc., Class A(a)                                           33,336
     5,493     Weight Watchers International, Inc.                                          205,933
     2,476     West Marine, Inc.(a)                                                          26,196
    15,432     The Wet Seal, Inc., Class A(a)                                                57,098
    14,758     Williams-Sonoma, Inc.                                                        526,713
       600     Winmark Corp.                                                                 20,184
     4,996     Zale Corp.(a)                                                                 21,283
     3,260     Zumiez, Inc.(a)                                                               87,596
                                                                                        -----------
                                                                                         21,711,237
                                                                                        -----------
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
     3,428     Abaxis, Inc.(a)                                                               92,042
     5,266     Abiomed, Inc.(a)                                                              50,606
     7,812     Accuray, Inc.(a)                                                              52,731
     2,896     Addus HomeCare Corp.(a)                                                       11,845
     1,797     Air Methods Corp.(a)                                                         101,117
    12,865     Alere Inc.(a)                                                                470,859
     9,092     Align Technology, Inc.(a)                                                    177,658
     5,836     Alliance Healthcare Services, Inc.(a)                                         24,745
     6,902     Allied Healthcare International, Inc.(a)                                      17,324
     1,680     Almost Family, Inc.(a)                                                        64,546
    10,666     Alphatec Holdings, Inc.(a)                                                    28,798
     4,418     Amedisys, Inc.(a)                                                            148,003
     1,200     America Service Group, Inc.                                                   18,168
     3,301     American Caresource Holdings, Inc.(a)                                          4,621
    11,543     American Medical Systems Holdings, Inc.(a)                                   217,701
     7,868     AMERIGROUP Corp.(a)                                                          345,563
     4,709     Amsurg Corp.(a)                                                               98,654
     1,850     Analogic Corp.                                                                91,594
     3,623     AngioDynamics, Inc.(a)                                                        55,686
     2,548     Anika Therapeutics, Inc.(a)                                                   16,893

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                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,143     Animal Health International, Inc.(a)                                     $    14,760
     4,159     ArthroCare Corp.(a)                                                          129,179
     1,760     Assisted Living Concepts, Inc.(a)                                             57,253
       234     Atrion Corp.                                                                  41,994
    10,536     Beckman Coulter, Inc.                                                        792,623
     2,976     Bio-Rad Laboratories, Inc., Class A(a)                                       309,058
     4,400     Bio-Reference Labs, Inc.(a)                                                   97,592
     6,139     Biolase Technology, Inc.(a)                                                   10,682
     8,208     Bioscript, Inc.(a)                                                            42,928
     5,425     Bovie Medical Corp.(a)                                                        17,686
    15,393     Brookdale Senior Living, Inc.(a)                                             329,564
    11,131     Bruker BioSciences Corp.(a)                                                  184,775
     4,289     CONMED Corp.(a)                                                              113,358
     2,600     Cantel Medical Corp.                                                          60,840
     5,486     Cardica, Inc.(a)                                                              23,919
     4,315     CardioNet, Inc.(a)                                                            20,194
     5,894     Catalyst Health Solutions, Inc.(a)                                           274,012
     7,910     Centene Corp.(a)                                                             200,439
     9,133     Cepheid, Inc.(a)                                                             207,776
     2,390     Chindex International, Inc.(a)                                                39,411
     2,985     Clinical Data, Inc.(a)                                                        47,491
    14,575     Community Health Systems, Inc.(a)                                            544,668
     4,300     Conceptus, Inc.(a)                                                            59,340
     7,800     Contiucare Corp.(a)                                                           36,504
     6,997     The Cooper Cos., Inc.                                                        394,211
     1,200     Corvel Corp.(a)                                                               58,020
     9,916     Covance, Inc.(a)                                                             509,782
     5,100     CryoLife, Inc.(a)                                                             27,642
     2,430     Cutera, Inc.(a)                                                               20,145
     4,321     Cyberonics, Inc.(a)                                                          134,037
     2,200     Cynosure, Inc., Class A(a)                                                    22,506
       700     Daxor Corp.                                                                    6,482
     6,918     Delcath Systems Inc.(a),(b)                                                   67,796
     9,703     DexCom, Inc.(a)                                                              132,446
       460     Dynacq Healthcare, Inc.(a)                                                     1,122
    17,140     Edwards Lifesciences Corp.(a)                                              1,385,598
     4,568     Emergency Medical Services Corp.(a)                                          295,138
     4,670     Emeritus Corp.(a)                                                             92,046
     6,889     Endologix, Inc.(a)                                                            49,256
     1,978     The Ensign Group, Inc.                                                        49,193
     7,915     eResearch Technology, Inc.(a)                                                 58,175
     1,399     Escalon Medical Corp.(a)                                                       2,099
     1,369     Exactech, Inc.(a)                                                             25,765
     5,313     Five Star Quality Care, Inc.(a)                                               37,563
     4,465     Fonar Corp.(a)                                                                 5,760
     2,900     Genoptix, Inc.(a)                                                             55,158
     4,513     Gentiva Health Services, Inc.(a)                                             120,046
       100     Gliatech, Inc.(a)                                                                  -
     4,168     HMS Holdings Corp.(a)                                                        269,961
     3,739     Haemonetics Corp.(a)                                                         236,230
     5,400     Hanger Orthopedic Group, Inc.(a)                                             114,426
     8,900     Hansen Medical, Inc.(a)                                                       13,083
    38,586     Health Management Associates, Inc., Class A(a)                               368,110
    14,783     Health Net, Inc.(a)                                                          403,428
     8,610     Healthcare Services Group, Inc.                                              140,085
    14,521     HealthSouth Corp.(a)                                                         300,730
     7,996     HealthSpring, Inc.(a)                                                        212,134
     5,211     Healthways, Inc.(a)                                                           58,155
    13,893     Henry Schein, Inc.(a)                                                        852,891
     9,490     Hill-Rom Holdings, Inc.                                                      373,621
    39,550     Hologic, Inc.(a)                                                             744,331
     9,589     Hooper Holmes, Inc.(a)                                                         6,760
     2,353     ICU Medical, Inc.(a)                                                          85,885

================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,536     IPC The Hospitalist Co., Inc.(a)                                         $    98,929
     2,879     IRIS International, Inc.(a)                                                   29,452
     8,785     Idexx Laboratories, Inc.(a),(b)                                              608,098
    10,219     Immucor, Inc.(a)                                                             202,643
     5,569     Insulet Corp.(a)                                                              86,320
     2,836     Integra LifeSciences Holdings Corp.(a)                                       134,143
     5,100     Invacare Corp.                                                               153,816
     2,800     Kendle International, Inc.(a)                                                 30,492
     2,137     Kensey Nash Corp.(a)                                                          59,473
     5,758     Kindred Healthcare, Inc.(a)                                                  105,774
     9,565     Kinetic Concepts, Inc.(a)                                                    400,582
     4,084     LCA-Vision, Inc.(a)                                                           23,483
     2,600     LHC Group, Inc.(a)                                                            78,000
     8,274     LifePoint Hospitals, Inc.(a)                                                 304,069
    15,111     Lincare Holdings, Inc.                                                       405,428
     5,711     MAKO Surgical Corp.(a),(b)                                                    86,921
     1,600     MEDTOX Scientific, Inc.                                                       20,960
     4,500     MELA Sciences, Inc.(a)                                                        15,075
     5,036     Magellan Health Services, Inc.(a)                                            238,102
     8,216     Masimo Corp.                                                                 238,839
     2,634     MedCath Corp.(a)                                                              36,744
     2,426     Medical Action Industries, Inc.(a)                                            23,241
     7,201     Mednax, Inc.(a)                                                              484,555
     6,525     Meridian Bioscience, Inc.                                                    151,119
     4,233     Merit Medical Systems, Inc.(a)                                                67,008
     5,321     Metropolitan Health Networks, Inc.(a)                                         23,785
     2,504     Molina Healthcare, Inc.(a)                                                    69,736
     2,154     NMT Medical, Inc.(a)                                                             775
     2,891     Nanosphere, Inc.(a)                                                           12,605
     1,619     National Healthcare Corp.                                                     74,911
     4,472     Natus Medical, Inc.(a)                                                        63,413
     3,480     Neogen Corp.(a)                                                              142,784
     3,931     Neurometrix, Inc.(a)                                                           2,555
     6,105     NuVasive, Inc.(a)                                                            156,593
     4,900     NxStage Medical, Inc.(a)                                                     121,912
     4,941     Omnicell, Inc.(a)                                                             71,397
     7,579     OraSure Technologies, Inc.(a)                                                 43,579
     3,068     Orthofix International NV(a)                                                  88,972
    13,126     Orthovita, Inc.(a)                                                            26,383
     9,127     Owens & Minor, Inc.                                                          268,608
     9,000     PSS World Medical, Inc.(a)                                                   203,400
     2,999     Palomar Medical Technologies, Inc.(a)                                         42,616
     8,940     Parexel International Corp.(a)                                               189,796
    16,766     Pharmaceutical Product Development, Inc.                                     455,029
     4,811     PharMerica Corp.(a)                                                           55,086
       793     Psychemedics Corp.                                                             6,487
     4,800     Quidel Corp.(a)                                                               69,360
     8,988     RTI Biologics, Inc.(a)                                                        23,998
     6,500     RadNet, Inc.(a)                                                               18,330
     3,891     RehabCare Group, Inc.(a)                                                      92,217
    23,035     ResMed, Inc.(a)                                                              797,932
     1,898     Retractable Technologies, Inc.(a)                                              3,322
     1,961     Rochester Medical Corp.(a)                                                    21,414
     3,200     Rockwell Medical Technologies, Inc.(a)                                        25,280
     3,887     Rural/Metro Corp.(a)                                                          56,672
     1,655     SRI/Surgical Express, Inc.(a)                                                  7,861
     9,357     Select Medical Holdings Corp.(a)                                              68,400
     6,134     Sirona Dental Systems, Inc.(a)                                               256,279

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  53

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,335     Skilled Healthcare Group, Inc., Class A(a)                               $    38,928
     2,649     SonoSite, Inc.(a)                                                             83,708
     5,137     Spectranetic Corp.(a)                                                         26,507
         1     St. Jude Medical, Inc.(a)                                                         43
     5,825     Staar Surgical Co.(a)                                                         35,533
     7,691     Stereotaxis, Inc.(a)                                                          29,457
     7,994     Steris Corp.                                                                 291,461
     3,968     Sun Healthcare Group Inc.(a)                                                  50,235
     7,887     Sunrise Senior Living, Inc.(a)                                                42,984
     2,626     SurModics, Inc.(a)                                                            31,171
     5,630     Symmetry Medical, Inc.(a)                                                     52,078
     6,079     Synergetics USA, Inc.(a)                                                      28,511
     2,772     Synovis Life Technologies, Inc.(a)                                            44,657
     3,414     Team Health Holdings, Inc.(a)                                                 53,054
     5,987     Teleflex, Inc.                                                               322,160
     9,089     Theragenics Corp.(a)                                                          13,724
     4,307     ThermoGenesis Corp.(a)                                                        15,031
     8,781     Thoratec Corp.(a)                                                            248,678
     7,995     Tomotherapy, Inc.(a)                                                          28,862
     5,415     Trans1, Inc.(a)                                                               11,209
     1,556     Transcend Services, Inc.(a)                                                   30,482
     3,020     Triple-S Management Corp.(a)                                                  57,622
     1,904     US Physical Therapy, Inc.(a)                                                  37,737
       400     Uluru, Inc.(a)                                                                    43
     6,120     Universal American Financial Corp.                                           125,154
    13,855     Universal Health Services, Inc., Class B                                     601,584
     2,686     Urologix, Inc.(a)                                                              1,692
       800     Utah Medical Products, Inc.                                                   21,336
     2,263     Vascular Solutions, Inc.(a)                                                   26,522
     7,754     Volcano Corp.(a)                                                             211,762
     6,411     WellCare Health Plans, Inc.(a)                                               193,740
     4,895     West Pharmaceutical Services, Inc.                                           201,674
     6,200     Wright Medical Group, Inc.(a)                                                 96,286
     3,510     Zoll Medical Corp.(a)                                                        130,677
                                                                                        -----------
                                                                                         24,304,071
                                                                                        -----------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.8%
     8,770     ACCO Brands Corp.(a)                                                          74,720
     2,349     Bassett Furniture Industries, Inc.(a)                                          9,866
    11,497     Beazer Homes USA, Inc.(a),(b)                                                 61,969
     7,472     Blount International, Inc.(a)                                                117,759
     1,216     Blyth, Inc.                                                                   41,928
     8,000     Briggs & Stratton Corp.                                                      157,520
     1,876     Brookfield Homes Corp.(a),(b)                                                 17,634
     1,061     Cavco Industries, Inc.(a)                                                     49,538
     9,364     Central Garden & Pet Co., Class A(a)                                          92,516
    10,764     Church & Dwight Co., Inc.                                                    742,931
     1,600     Compx International, Inc.                                                     18,400
     4,512     Comstock Homebuilding Cos., Inc., Class A(a)                                   5,234
     3,186     Dixie Group, Inc.(a)                                                          11,438
    10,611     Energizer Holdings, Inc.(a)                                                  773,542
     4,622     Ethan Allen Interiors, Inc.                                                   92,486
       913     Flexsteel Industries, Inc.                                                    16,142
     2,807     Forward Industries, Inc.(a)                                                    9,039
     5,400     Furniture Brands International, Inc.(a)                                       27,756
     5,606     HNI Corp.                                                                    174,907
     8,758     Herman Miller, Inc.                                                          221,577
     3,647     hhgregg, Inc.(a)                                                              76,405
     1,700     Hooker Furniture Corp.                                                        24,021

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,587     Hovnanian Enterprises, Inc., Class A(a),(b)                              $    35,121
     8,463     Interface, Inc., Class A                                                     132,446
     3,629     iRobot Corp.(a)                                                               90,290
    14,068     Jarden Corp.                                                                 434,279
    11,890     KB Home                                                                      160,396
     3,550     Kid Brands, Inc.(a)                                                           30,352
     7,186     Knoll, Inc.                                                                  120,222
       700     L.S. Starrett Co., Class A                                                     8,176
     8,032     La-Z-Boy, Inc.(a)                                                             72,449
     2,901     Libbey, Inc.(a)                                                               44,878
     2,282     Lifetime Brands, Inc.(a)                                                      32,039
     3,600     M/I Homes, Inc.(a)                                                            55,368
     5,575     MDC Holdings, Inc.                                                           160,393
     4,596     Meritage Homes Corp.(a)                                                      102,031
     2,783     Middleby Corp.(a)                                                            234,941
     8,459     Mohawk Industries, Inc.(a)                                                   480,133
       905     NVR, Inc.(a)                                                                 625,373
       692     National Presto Industries, Inc.                                              89,967
       954     Oil-Dri Corp. of America                                                      20,501
     6,875     Ryland Group, Inc.                                                           117,081
     6,828     The Scotts Miracle-Gro Co.                                                   346,658
     8,012     Sealy Corp.(a),(b)                                                            23,395
     8,582     Select Comfort Corp.(a)                                                       78,354
     1,000     Skyline Corp.                                                                 26,080
    17,086     Standard-Pacific Corp.(a)                                                     78,596
     3,642     Stanley Furniture Co., Inc.(a)                                                11,327
    12,576     Steelcase, Inc., Class A                                                     132,928
    10,066     Tempur-Pedic International, Inc.(a)                                          403,244
    20,671     Toll Brothers, Inc.(a)                                                       392,749
     9,594     Tupperware Corp.                                                             457,346
     2,505     Virco Manufacturing Corp.                                                      6,513
     2,455     WD-40 Co.                                                                     98,887
                                                                                        -----------
                                                                                          7,919,841
                                                                                        -----------
INDUSTRIAL ENGINEERING - 3.7%
    14,147     AGCO Corp.(a)                                                                716,687
     1,400     Alamo Group, Inc.                                                             38,948
     4,030     Albany International Corp., Class A                                           95,471
     4,300     Altra Holdings, Inc.(a)                                                       85,398
     1,973     American Railcar Industries, Inc.(a)                                          43,663
    13,706     ArvinMeritor, Inc.(a)                                                        281,247
     2,780     Astec Industries, Inc.(a)                                                     90,100
    17,627     Babcock & Wilcox Co.(a)                                                      451,075
     8,333     Broadwind Energy, Inc.(a)                                                     19,249
     3,153     Brush Engineered Materials, Inc.(a)                                          121,832
    11,503     Bucyrus International, Inc.                                                1,028,368
     3,000     CIRCOR International, Inc.                                                   126,840
     1,342     Cascade Corp.                                                                 63,450
     2,872     Ceco Environmental Corp.(a)                                                   17,117
       100     Chicago Rivet & Machine Co.                                                    1,711
     7,617     Clarcor, Inc.                                                                326,693
     3,868     Colfax Corp.(a)                                                               71,210
     2,912     Columbus McKinnon Corp.(a)                                                    59,172
     4,160     Commercial Vehicle Group, Inc.(a)                                             67,600
     7,485     Crane Co.                                                                    307,409
    10,786     Donaldson Co., Inc.                                                          628,608
     2,176     Dynamic Materials Corp.                                                       49,112
       593     The Eastern Co.                                                               10,585
     7,808     Energy Recovery, Inc.(a)                                                      28,577
     3,041     EnPro Industries, Inc.(a)                                                    126,384
     9,562     Federal Signal Corp.                                                          65,595
     7,876     Flow International Corp.(a)                                                   32,213
     2,857     Franklin Electric Co., Inc.                                                  111,194
     2,409     Freightcar America, Inc.                                                      69,716

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,200     GATX Corp.                                                               $   218,736
     7,861     Gardner Denver, Inc.                                                         540,994
     2,096     The Gorman-Rupp Co.                                                           67,743
     9,075     Graco, Inc.                                                                  358,009
     2,100     Graham Corp.                                                                  42,000
     3,639     Greenbrier Cos., Inc.(a)                                                      76,383
     4,179     H&E Equipment Services, Inc.(a)                                               48,351
     1,900     Hardinge, Inc.                                                                18,506
     1,571     Hurco Companies, Inc.(a)                                                      37,154
    12,183     IDEX Corp.                                                                   476,599
     4,208     John Bean Technologies Corp.                                                  84,707
    15,588     Joy Global, Inc.                                                           1,352,259
     1,817     Kadant, Inc.(a)                                                               42,827
     4,880     Kaydon Corp.                                                                 198,714
    12,339     Kennametal, Inc.                                                             486,897
     1,100     Key Technology Inc.(a)                                                        18,711
     3,568     Kimball International, Inc., Class B                                          24,619
     6,517     Lincoln Electric Holdings, Inc.                                              425,365
     2,000     Lindsay Manufacturing Co.(b)                                                 118,860
     2,576     Lydall, Inc.(a)                                                               20,737
    20,258     Manitowoc Co.                                                                265,582
     2,263     Met-Pro Corp.                                                                 26,726
     1,400     MFRI, Inc.(a)                                                                 14,406
     4,557     Mine Safety Appliances Co.                                                   141,859
     5,904     Mueller Industries, Inc.                                                     193,061
     3,590     NN, Inc.(a)                                                                   44,372
       936     NACCO Industries, Inc., Class A                                              101,434
     8,328     Navistar International Corp.(a)                                              482,275
     4,656     Nordson Corp.                                                                427,793
    13,942     Oshkosh Corp.(a)                                                             491,316
     2,255     PMFG, Inc.(a)                                                                 36,982
    14,786     Pentair, Inc.                                                                539,837
     3,804     Robbins & Myers, Inc.                                                        136,107
     7,507     SPX Corp.                                                                    536,675
     1,686     Sauer-Danfoss, Inc.(a)                                                        47,630
     5,010     Spartan Motors, Inc.                                                          30,511
     2,367     Standex International Corp.                                                   70,797
     1,884     Sun Hydraulics, Inc.                                                          71,215
     3,164     Sypris Solutions, Inc.(a)                                                     13,479
     2,248     Tecumseh Products Co., Class A(a)                                             29,336
     2,553     Tennant Co.                                                                   98,061
    16,590     Terex Corp.(a)                                                               514,954
    11,697     Timken Co.                                                                   558,298
     4,890     Toro Co.                                                                     301,420
    12,005     Trinity Industries, Inc.                                                     319,453
     1,600     Twin Disc, Inc.                                                               47,776
       600     United Capital Corp.(a)                                                       19,500
    10,674     Wabash National Corp.(a)                                                     126,487
     7,251     Westinghouse Air Brake Technologies Corp.                                    383,505
       500     Williams Controls, Inc.                                                        5,300
     8,749     Woodward Governor Co.                                                        328,612
                                                                                        -----------
                                                                                         16,198,154
                                                                                        -----------
INDUSTRIAL METALS & MINING - 1.1%
     1,402     Ampco-Pittsburgh Corp.                                                        39,326
     6,750     Carpenter Technology Corp.                                                   271,620
     8,810     Century Aluminum Co.(a)                                                      136,819
     1,400     Cold Metal Products, Inc.(a)                                                       -
    17,101     Commercial Metals Co.                                                        283,706
       169     Contango ORE Inc.(a)                                                           1,775
     1,783     Friedman Industries, Inc.                                                     15,601
     1,947     Haynes International, Inc.                                                    81,443
     6,861     Horsehead Holding Corp.(a)                                                    89,467
     6,514     Intrepid Potash, Inc.(a)                                                     242,907
     2,799     Kaiser Aluminum Corp.                                                        140,202
     1,905     Olympic Steel, Inc.                                                           54,635
     4,740     RTI International Metals, Inc.(a)                                            127,885

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56  | MASTER EXTENDED MARKET INDEX SERIES

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    11,427     Reliance Steel &  Aluminum Co.                                           $   583,920
    32,357     Southern Copper Corp.                                                      1,577,080
    33,122     Steel Dynamics, Inc.                                                         606,133
     1,300     Synalloy Corp.                                                                15,756
    17,251     USEC, Inc.(a)                                                                103,851
     1,162     Universal Stainless & Alloy Products, Inc.(a)                                 36,347
    10,100     Uranium Energy Corp.(a),(b)                                                   61,004
    15,804     Uranium Resources, Inc.(a)                                                    53,734
     1,819     WHX Corp.(a)                                                                  23,611
     9,764     Worthington Industries, Inc.                                                 179,658
                                                                                        -----------
                                                                                          4,726,480
                                                                                        -----------
INDUSTRIAL TRANSPORTATION - 1.5%
     8,921     Air Transport Services Group, Inc.(a)                                         70,476
     8,171     Aircastle Ltd.                                                                85,387
     6,186     Alexander & Baldwin, Inc.                                                    247,626
     4,035     Arkansas Best Corp.                                                          110,640
     3,954     Atlas Air Worldwide Holdings, Inc.(a)                                        220,752
     3,436     Celadon Group, Inc.(a)                                                        50,818
     8,426     Con-way, Inc.                                                                308,139
     2,340     Covenant Transport Group, Class A(a)                                          22,745
     7,867     DHT Holdings, Inc.                                                            36,582
     1,496     Dynamex, Inc.(a)                                                              37,041
    10,861     Eagle Bulk Shipping, Inc.(a)                                                  54,088
     4,404     Forward Air Corp.                                                            124,985
     5,389     Frozen Food Express Industries, Inc.(a)                                       23,927
     4,922     Genco Shipping & Trading Ltd.(a),(b)                                          70,877
    13,604     General Maritime Corp.                                                        44,213
     5,859     Genesee & Wyoming, Inc., Class A(a)                                          310,234
     5,761     HUB Group, Inc., Class A(a)                                                  202,441
     8,297     Heartland Express, Inc.                                                      132,918
     5,408     Horizon Lines, Inc., Class A                                                  23,633
       977     International Shipholding Corp.                                               24,816
    14,135     J.B. Hunt Transport Services, Inc.                                           576,849
    15,514     Kansas City Southern(a)                                                      742,500
     8,271     Kirby Corp.(a)                                                               364,337
     8,750     Knight Transportation, Inc.                                                  166,250
     7,832     Landstar System, Inc.                                                        320,642
     2,394     Marten Transport Ltd.                                                         51,184
     7,143     Old Dominion Freight Line, Inc.(a)                                           228,505
     4,069     Overseas Shipholding Group, Inc.                                             144,124
       848     P.A.M. Transportation Services, Inc.(a)                                        9,515
     8,567     PHH Corp.(a)                                                                 198,326
     7,000     Pacer International, Inc.(a)                                                  47,880
       330     Patriot Transportation Holding, Inc.(a)                                       30,677
     3,097     Quality Distribution, Inc.(a)                                                 28,152
     3,149     Railamerica, Inc.(a)                                                          40,780
     3,489     SMF Energy Corp.(a)                                                            5,129
     3,200     Saia, Inc.(a)                                                                 53,088
     6,579     Ship Finance International Ltd.                                              141,580
     1,931     TAL International Group, Inc.                                                 59,610
     6,453     Teekay Corp.                                                                 213,465
     2,662     Textainer Group Holdings Ltd.                                                 75,840
     1,458     USA Truck, Inc.(a)                                                            19,289
    15,521     UTI Worldwide, Inc.                                                          329,045
       900     Universal Truckload Services, Inc.(a)                                         14,328
     7,800     Werner Enterprises, Inc.                                                     176,280

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,130     Willis Lease Finance Corp.(a)                                            $    14,724
    10,478     World Fuel Services Corp.                                                    378,884
     7,159     YRC Worldwide Inc.(a)                                                         26,631
                                                                                        -----------
                                                                                          6,659,952
                                                                                        -----------
LEISURE GOODS - 0.9%
    83,921     Activision Blizzard, Inc.                                                  1,043,977
     1,909     Arctic Cat, Inc.(a)                                                           27,948
    13,636     Brunswick Corp.                                                              255,539
    11,400     Callaway Golf Co.                                                             91,998
     2,987     DTS, Inc.(a)                                                                 146,512
     3,009     Drew Industries, Inc.                                                         68,364
    15,000     Eastman Kodak Co.(a)                                                          80,400
     2,998     Emerson Radio Corp.                                                            5,936
     1,740     Escalade, Inc.                                                                11,049
    17,619     Garmin Ltd.                                                                  546,013
     4,200     Glu Mobile, Inc.(a)                                                            8,694
     5,046     Jakks Pacific, Inc.(a)                                                        91,938
       400     Koss Corp.                                                                     2,000
     7,653     Leapfrog Enterprises, Inc.(a)                                                 42,474
     1,500     Majesco Entertainment Co.(a)                                                   1,095
     2,583     Marine Products Corp.(a)                                                      17,203
       433     Meade Instruments Corp.(a)                                                     1,477
     5,484     Nautilus, Inc.(a)                                                              9,762
     4,949     Polaris Industries, Inc.                                                     386,121
     7,484     Pool Corp.                                                                   168,689
     3,324     RC2 Corp.(a)                                                                  72,363
     1,310     Steinway Musical Instruments, Inc.(a)                                         26,004
    10,326     THQ, Inc.(a)                                                                  62,576
    13,180     Take-Two Interactive Software, Inc.(a)                                       161,323
     5,360     Thor Industries, Inc.                                                        182,026
    17,690     TiVo, Inc.(a)                                                                152,665
     2,112     Universal Electronics, Inc.(a)                                                59,917
     4,702     Winnebago Industries, Inc.(a)                                                 71,470
                                                                                        -----------
                                                                                          3,795,533
                                                                                        -----------
LIFE INSURANCE - 0.4%
     8,823     American Equity Investment Life Holding Co.                                  110,729
       313     American Independence Corp.(a)                                                 1,518
     3,900     Amerisafe, Inc.(a)                                                            68,250
     1,107     Atlantic American Corp.(a)                                                     2,247
     6,152     Citizens, Inc.(a)                                                             45,832
    33,998     CNO Financial Group, Inc.(a)                                                 230,506
     7,250     Delphi Financial Group, Inc., Class A                                        209,090
     4,100     eHealth, Inc.(a)                                                              58,179
     5,500     Employers Holdings, Inc.                                                      96,140
     2,012     FBL Financial Group, Inc., Class A                                            57,684
       720     Independence Holding Co.                                                       5,789
       858     Kansas City Life Insurance Co.                                                28,340
       359     National Western Life Insurance Co., Class A                                  59,853
    16,452     The Phoenix Cos., Inc.(a)                                                     41,788
     3,100     Presidential Life Corp.                                                       30,783
    12,919     Protective Life Corp.                                                        344,162
     7,242     Stancorp Financial Group, Inc.                                               326,904
    14,496     Symetra Financial Corp.                                                      198,595
                                                                                        -----------
                                                                                          1,916,389
                                                                                        -----------
MEDIA - 2.8%
     2,761     AH Belo Corp.(a)                                                              24,021
    12,279     Acxiom Corp.(a)                                                              210,585
     5,746     American Greetings Corp., Class A                                            127,331
     4,200     Arbitron, Inc.                                                               174,384
     1,933     Ascent Media Corp., Class A(a)                                                74,923
     4,495     Avid Technology, Inc.(a)                                                      78,483
     3,489     Beasley Broadcasting Group, Inc., Class A(a)                                  20,899

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    13,926     Belo Corp., Class A(a)                                                   $    98,596
    13,091     CKx, Inc.(a)                                                                  52,757
       904     CSS Industries, Inc.                                                          18,631
        50     CTN Media Group, Inc.(a)                                                           -
     5,958     Charter Communications, Inc.(a)                                              232,005
     6,200     Clear Channel Outdoor Holdings, Inc., Class A(a)                              87,048
     4,064     ComScore, Inc.(a)                                                             90,668
     4,893     Constant Contact, Inc.(a)                                                    151,634
     2,237     Courier Corp.                                                                 34,718
     5,569     Crown Media Holdings, Inc., Class A(a)                                        14,591
     6,165     Cumulus Media, Inc., Class A(a)                                               26,571
     4,243     DG FastChannel, Inc.(a)                                                      122,538
    32,131     DISH Network Corp.                                                           631,695
     8,224     Dex One Corp.(a)                                                              61,351
     8,000     Dolby Laboratories, Inc., Class A(a)                                         533,600
     9,500     DreamWorks Animation SKG, Inc., Class A(a)                                   279,965
     4,705     EW Scripps Co.(a)                                                             47,756
     6,400     Emmis Communications Corp., Class A(a)                                         4,864
     4,015     Entercom Communications Corp.(a)                                              46,494
     7,714     Entravision Communications Corp., Class A(a)                                  19,825
     6,514     Factset Research Systems, Inc.                                               610,753
       700     Fisher Communications, Inc.(a)                                                15,260
     2,090     Global Traffic Network, Inc.(a)                                               19,332
    10,300     Gray Television, Inc.(a)                                                      19,261
     5,848     Harte-Hanks, Inc.                                                             74,679
    10,217     Hollywood Media Corp.(a)                                                      16,756
     7,158     IHS, Inc., Class A(a)                                                        575,432
        80     iBEAM Broadcasting Corp.(a)                                                        -
     4,931     interCLICK, Inc.(a)                                                           26,479
     1,030     Internet Media Services, Inc.(a)                                                 125
     7,799     John Wiley & Sons, Inc., Class A                                             352,827
     5,781     Journal Communications, Inc., Class A(a)                                      29,194
     5,140     Knology, Inc.(a)                                                              80,338
     5,067     The Knot, Inc.(a)                                                             50,062
     9,304     Lamar Advertising Co., Class A(a)                                            370,671
     7,464     Lee Enterprises, Inc.(a)                                                      18,361
    31,448     Liberty Global, Inc.(a)                                                    1,112,630
     3,727     Liberty Global, Inc., Series C(a)                                            126,308
     7,857     Liberty Media Corp. - Starz, Series A(a)                                     522,333
    11,742     Liberty Media Holding Corp. - Capital(a)                                     734,580
    90,752     Liberty Media Holding Corp. - Interactive(a)                               1,431,159
     5,168     Lin TV Corp., Class A(a)                                                      27,390
     3,401     Local.com Corp.(a)                                                            22,072
     4,356     LodgeNet Interactive Corp.(a)                                                 18,513
     3,596     Marchex, Inc., Class B                                                        34,306
     4,241     Martha Stewart Living Omnimedia, Inc., Class A(a)                             18,745
     9,167     McClatchy Co., Class A(a),(b)                                                 42,810
     2,100     Media General, Inc., Class A(a)                                               12,138
     6,284     Mediacom Communications Corp., Class A(a)                                     53,163
     3,367     Morningstar, Inc.                                                            178,720
     8,893     National CineMedia, Inc.                                                     177,060
     5,400     New Frontier Media, Inc.(a)                                                    9,234

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                                                   SCHEDULE OF INVESTMENTS |  59
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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,951     Nexstar Broadcasting Group, Inc., Class A(a)                             $    17,676
     2,865     Outdoor Channel Holdings, Inc.                                                20,542
     1,627     PDI, Inc.(a)                                                                  17,149
     5,573     Playboy Enterprises, Inc., Class B(a)                                         29,091
     3,905     Primedia, Inc.                                                                16,401
     4,021     Radio One, Inc., Class D(a)                                                    4,504
       486     Saga Communications, Inc.(a)                                                  12,792
     3,051     Salem Communications Corp., Class A                                            9,672
     2,100     Schawk, Inc.                                                                  43,218
     3,984     Scholastic Corp.                                                             117,687
     8,400     Sinclair Broadcast Group, Inc., Class A                                       68,712
   589,595     Sirius XM Radio, Inc.(a),(b)                                                 966,936
     6,546     Spanish Broadcasting System, Inc., Class A(a)                                  4,635
     1,400     SPAR Group, Inc.(a)                                                            1,148
     2,560     SuperMedia, Inc.(a)                                                           22,298
     3,159     TechTarget, Inc.(a)                                                           25,051
     7,781     TheStreet.com, Inc.                                                           20,775
     7,761     Valassis Communications, Inc.(a)                                             251,068
       493     Value Line, Inc.                                                               7,124
    12,858     ValueClick, Inc.(a)                                                          206,114
     2,301     Vertro, Inc.(a)                                                               11,275
     8,369     Warner Music Group Corp.(a)                                                   47,117
     9,039     WebMD Health Corp., Class A(a)                                               461,531
     1,900     WebMediaBrands, Inc.(a)                                                        3,040
                                                                                        -----------
                                                                                         12,432,180
                                                                                        -----------
MINING - 1.5%
     4,103     AMCOL International Corp.                                                    127,193
    12,411     Allied Nevada Gold Corp.(a)                                                  326,533
    18,332     Alpha Natural Resources, Inc.(a)                                           1,100,470
    24,940     Arch Coal, Inc.                                                              874,396
    10,689     Capital Gold Corp.(a)                                                         54,193
     5,200     Cloud Peak Energy, Inc.(a)                                                   120,796
    13,523     Coeur d'Alene Mines Corp.(a)                                                 369,448
     5,009     Compass Minerals International, Inc.                                         447,153
     5,797     Evergreen Energy, Inc.(a)                                                      3,768
     8,970     General Moly, Inc.(a)                                                         58,126
    39,293     Hecla Mining Co.(a),(b)                                                      442,439
    22,131     International Coal Group, Inc.(a)                                            171,294
     4,305     James River Coal Co.(a)                                                      109,046
     4,359     Molycorp, Inc.(a)                                                            217,514
    12,012     Patriot Coal Corp.(a)                                                        232,673
     8,296     Royal Gold, Inc.                                                             453,211
     9,338     Solitario Exploration & Royalty Corp.(a)                                      33,990
     7,465     Stillwater Mining Co.(a)                                                     159,378
    15,011     Timberline Resources Corp.(a)                                                 17,863
     5,200     US Energy Corp. Wyoming(a)                                                    31,616
    15,074     US Gold Corp.(a)                                                             121,647
     7,703     Vista Gold Corp.(a)                                                           18,410
     8,121     Walter Industries, Inc.                                                    1,038,189
     2,072     Westmoreland Coal Co.(a)                                                      24,740
                                                                                        -----------
                                                                                          6,554,086
                                                                                        -----------
MOBILE TELECOMMUNICATIONS - 1.0%
     1,438     Atlantic Tele-Network, Inc.                                                   55,133
    37,774     Crown Castle International Corp.(a)                                        1,655,635
    10,355     Globalstar, Inc.(a)                                                           15,015
     9,651     Leap Wireless International, Inc.(a)                                         118,321
    25,343     NII Holdings, Inc.(a)                                                      1,131,818
     5,300     NTELOS Holdings Corp.                                                        100,965
     8,279     ORBCOMM, Inc.(a)                                                              21,443
    17,700     SBA Communications Corp., Class A(a),(b)                                     724,638

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60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,386     Shenandoah Telecom Co.                                                   $    63,420
    11,384     Telephone & Data Systems, Inc.                                               416,085
     2,900     Telephone & Data Systems, Inc., Special Shares                                91,408
     2,347     U.S. Cellular Corp.(a)                                                       117,209
     4,838     USA Mobility, Inc.                                                            85,971
                                                                                        -----------
                                                                                          4,597,061
                                                                                        -----------
NONLIFE INSURANCE - 3.6%
     2,379     21st Century Holding Co.                                                       7,613
     3,097     Affirmative Insurance Holdings, Inc.(a)                                        8,269
     1,131     Alleghany Corp.(a)                                                           346,504
     6,768     Allied World Assurance Co. Holdings, Ltd.                                    402,290
    11,930     American Financial Group, Inc.                                               385,220
     2,222     American National Insurance Co.                                              190,248
     2,491     American Safety Insurance Holdings Ltd.(a)                                    53,258
     4,300     AmTrust Financial Services, Inc.                                              75,250
     7,539     Arch Capital Group Ltd.(a)                                                   663,809
     4,739     Argo Group International Holdings Ltd.                                       177,475
    16,184     Arthur J. Gallagher & Co.                                                    470,631
    11,003     Aspen Insurance Holdings Ltd.                                                314,906
    25,741     Assured Guaranty Ltd.                                                        455,616
    18,191     Axis Capital Holdings Ltd.                                                   652,693
     1,328     Baldwin & Lyons, Inc., Class B                                                31,248
    17,621     Brown & Brown, Inc.                                                          421,847
     4,437     CNA Financial Corp.(a)                                                       120,021
     2,435     CNA Surety Corp.(a)                                                           57,661
     1,858     Donegal Group, Inc., Class A                                                  26,904
     1,100     EMC Insurance Group, Inc.                                                     24,904
     1,900     Eastern Insurance Holdings, Inc.                                              22,629
     7,000     Endurance Specialty Holdings Ltd.                                            322,490
     1,551     Enstar Group Ltd.(a)                                                         131,184
     4,388     Erie Indemnity Co., Class A                                                  287,282
     8,032     Everest Re Group Ltd.                                                        681,274
     1,974     FPIC Insurance Group, Inc.(a)                                                 72,959
     1,327     First Acceptance Corp.(a)                                                      2,362
    16,282     First American Financial Corp.                                               243,253
     2,400     First Mercury Financial Corp.                                                 39,360
     5,478     Flagstone Reinsurance Holdings SA                                             69,023
     2,282     Global Indemnity Plc(a)                                                       46,667
     4,576     Greenlight Capital Re Ltd.(a)                                                122,682
    17,481     HCC Insurance Holdings, Inc.                                                 505,900
     6,700     The Hanover Insurance Group, Inc.                                            313,024
     1,760     Harleysville Group, Inc.                                                      64,662
     6,312     Hilltop Holdings, Inc.(a)                                                     62,615
     5,821     Horace Mann Educators Corp.                                                  105,011
     1,908     Infinity Property & Casualty Corp.                                           117,914
     1,092     InsWeb Corp.(a)                                                                8,998
     1,831     Life Partners Holdings, Inc.                                                  35,027
    23,996     MBIA, Inc.(a)                                                                287,712
     9,449     Maiden Holdings Ltd.                                                          74,269
     1,515     Markel Corp.(a)                                                              572,867
     8,118     Meadowbrook Insurance Group, Inc.                                             83,209
     1,400     Mercer Insurance Group, Inc.                                                  39,186
     4,005     Mercury General Corp.                                                        172,255
    10,605     Montpelier Re Holdings Ltd.                                                  211,464

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                                                   SCHEDULE OF INVESTMENTS |  61

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,050     National Interstate Corp.                                                $    22,470
       120     National Security Group, Inc.                                                  1,370
     1,813     Navigators Group, Inc.(a)                                                     91,284
    36,420     Old Republic International Corp.                                             496,405
     4,600     OneBeacon Insurance Group Ltd.                                                69,736
    10,771     PartnerRe Ltd.                                                               865,450
     6,636     Platinum Underwriters Holdings Ltd.                                          298,421
     4,811     ProAssurance Corp.(a)                                                        291,547
     2,580     RLI Corp.                                                                    135,631
    11,194     Reinsurance Group of America, Inc.                                           601,230
     8,315     RenaissanceRe Holdings Ltd.                                                  529,582
     2,241     Safety Insurance Group, Inc.                                                 106,604
     4,700     SeaBright Holdings, Inc.                                                      43,334
     7,659     Selective Insurance Group, Inc.                                              139,011
     1,824     State Auto Financial Corp.                                                    31,774
     6,270     Tower Group, Inc.                                                            160,387
     9,761     Transatlantic Holdings, Inc.                                                 503,863
       300     Unico American Corp.                                                           2,742
     3,333     United Fire & Casualty Co.                                                    74,392
     6,710     Unitrin, Inc.                                                                164,663
     6,100     Universal Insurance Holdings, Inc.                                            29,707
    13,196     Validus Holdings Ltd.                                                        403,929
    19,727     W.R. Berkley Corp.                                                           540,125
       224     Wesco Financial Corp.                                                         82,524
     1,056     White Mountains Insurance Group, Inc.                                        354,394
                                                                                        -----------
                                                                                         15,622,220
                                                                                        -----------
OIL & GAS PRODUCERS - 3.8%
     7,009     ATP Oil & Gas Corp.(a),(b)                                                   117,331
    12,187     Abraxas Petroleum Corp.(a)                                                    55,695
       800     Adams Resources & Energy, Inc.                                                19,320
     2,109     Alon USA Energy, Inc.                                                         12,612
         1     Apache Corp.                                                                     107
     1,483     Apco Oil and Gas International, Inc.                                          85,272
     3,273     Approach Resources, Inc.(a)                                                   75,606
    12,340     Atlas Energy, Inc.(a)                                                        542,590
    17,741     BPZ Resources, Inc.(a),(b)                                                    84,447
     2,673     Barnwell Industries, Inc.(a)                                                   9,783
     7,268     Berry Petroleum Co., Class A                                                 317,612
     6,357     Bill Barrett Corp.(a)                                                        261,463
    17,935     Brigham Exploration Co.(a)                                                   488,549
     1,700     CREDO Petroleum Corp.(a)                                                      13,770
    10,010     CVR Energy, Inc.(a)                                                          151,952
     5,290     Callon Petroleum Co.(a)                                                       31,317
     5,282     Carrizo Oil & Gas, Inc.(a)                                                   182,176
    10,097     Cheniere Energy, Inc.(a)                                                      55,735
    12,847     Cimarex Energy Co.                                                         1,137,345
     1,500     Clayton Williams Energy, Inc.(a)                                             125,955
    16,418     Cobalt International Energy, Inc.(a)                                         200,464
     7,135     Comstock Resources, Inc.(a)                                                  175,236
    14,399     Concho Resources, Inc.(a)                                                  1,262,360
     2,114     Contango Oil & Gas Co.(a)                                                    122,464
     4,866     Continental Resources, Inc.(a)                                               286,364
     2,063     Delek US Holdings, Inc.                                                       15,019
    24,435     Delta Petroleum Corp.(a),(b)                                                  18,571
     4,983     Double Eagle Pete & Mining Co.(a)                                             24,467
    26,420     EXCO Resources, Inc.                                                         513,076

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62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,280     Endeavour International Corp.(a)                                         $    59,064
    11,137     Energen Corp.                                                                537,472
     7,321     FX Energy, Inc.(a)                                                            45,024
    17,311     Forest Oil Corp.(a)                                                          657,299
    15,866     Frontier Oil Corp.                                                           285,747
     4,923     GMX Resources Inc.(a)                                                         27,175
     5,700     Gasco Energy, Inc.(a)                                                          2,001
     7,532     GeoMet, Inc.(a)                                                                8,662
     9,626     GeoPetro Resources Co.(a)                                                      4,235
     2,059     GeoResources, Inc.(a)                                                         45,730
     4,335     Goodrich Petroleum Corp.(a)                                                   76,469
     4,577     Gulfport Energy Corp.(a)                                                      99,092
     6,264     Harvest Natural Resources, Inc.(a)                                            76,233
     6,842     Holly Corp.                                                                  278,948
     3,014     Houston American Energy Corp.                                                 54,523
    11,232     Magnum Hunter Resources Corp.(a)                                              80,870
    13,522     McMoRan Exploration Co.(a)                                                   231,767
     8,602     Northern Oil And Gas, Inc.(a)                                                234,060
     6,630     Oasis Petroleum, Inc.(a)                                                     179,806
     1,361     Panhandle Oil & Gas, Inc.                                                     37,319
     7,043     Penn Virginia Corp.                                                          118,463
    46,196     PetroHawk Energy Corp.(a)                                                    843,077
     3,590     Petroleum Development Corp.(a)                                               151,534
     9,087     Petroquest Energy, Inc.(a)                                                    68,425
    21,474     Plains Exploration & Production Co.(a)                                       690,174
     3,489     PostRock Energy Corp.(a)                                                      12,700
    18,732     Quicksilver Resources, Inc.(a)                                               276,110
    11,209     Ram Energy Resources, Inc.(a)                                                 20,625
     7,217     Resolute Energy Corp.(a)                                                     106,523
     5,500     Rex Energy Corp.(a)                                                           75,075
     8,328     Rosetta Resources, Inc.(a)                                                   313,466
     9,647     SM Energy Co.                                                                568,498
    57,992     SandRidge Energy, Inc.(a)                                                    424,501
    17,829     Southern Union Co.                                                           429,144
     6,665     Stone Energy Corp.(a)                                                        148,563
     6,447     Swift Energy Co.(a)                                                          252,400
    13,115     Syntroleum Corp.(a)                                                           24,263
     4,100     Toreador Resources Corp.(a)                                                   63,632
     9,954     Tri-Valley Corp.(a)                                                            5,674
    23,259     Ultra Petroleum Corp.(a)                                                   1,111,082
     9,028     Vaalco Energy, Inc.(a)                                                        64,640
     3,535     Venoco, Inc.(a)                                                               65,221
     5,761     W&T Offshore, Inc.                                                           102,949
    14,327     Warren Resources, Inc.(a)                                                     64,758
     8,447     Western Refining, Inc.(a),(b)                                                 89,369
     8,969     Whiting Petroleum Corp.(a)                                                 1,051,077
     5,892     Zion Oil & Gas, Inc.(a),(b)                                                   28,164
                                                                                        -----------
                                                                                         16,578,261
                                                                                        -----------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.3%
     6,840     Allis-Chalmers Energy, Inc.(a)                                                48,496
     8,584     Atwood Oceanics, Inc.(a)                                                     320,784
     3,931     Basic Energy Services, Inc.(a)                                                64,783
     1,754     Bolt Technology Corp.(a)                                                      23,100
     5,673     Brenham Oil & Gas, Inc.(a)                                                       340
     5,201     Bristow Group, Inc.(a)                                                       246,267
     5,601     Bronco Drilling Co., Inc.(a)                                                  44,808
     3,031     CARBO Ceramics, Inc.                                                         313,830
    14,409     Cal Dive International, Inc.(a)                                               81,699
     4,700     Chart Industries, Inc.(a)                                                    158,766

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                                                   SCHEDULE OF INVESTMENTS |  63

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    11,255     Complete Production Services, Inc.(a)                                    $   332,585
     8,100     Crosstex Energy, Inc.                                                         71,766
     1,775     Dawson Geophysical Co.(a)                                                     56,622
    12,635     Dresser-Rand Group, Inc.(a)                                                  538,125
     4,729     Dril-Quip, Inc.(a)                                                           367,538
     9,638     Exterran Holdings, Inc.(a)                                                   230,830
     6,917     Flotek Industries, Inc.(a)                                                    37,698
     2,234     Geokinetics, Inc.(a)                                                          20,754
    16,621     Global Industries Ltd.(a)                                                    115,184
     1,919     Gulf Island Fabrication, Inc.                                                 54,077
     4,024     Gulfmark Offshore, Inc., Class A(a)                                          122,330
    16,167     Helix Energy Solutions Group, Inc.(a)                                        196,267
    18,700     Hercules Offshore, Inc.(a)                                                    64,702
     3,831     Hornbeck Offshore Services, Inc.(a)                                           79,991
    18,147     ION Geophysical Corp.(a)                                                     153,887
    21,718     Key Energy Services, Inc.(a)                                                 281,900
     4,488     Lufkin Industries, Inc.                                                      280,006
     5,200     Matrix Service Co.(a)                                                         63,336
     1,700     Mitcham Industries, Inc.(a)                                                   19,635
     4,700     NGAS Resources, Inc.(a)                                                        2,632
     2,200     Natural Gas Services Group(a)                                                 41,602
    13,975     Newpark Resources, Inc.(a)                                                    86,086
    14,923     OGE Energy Corp.                                                             679,593
       887     OYO Geospace Corp.(a)                                                         87,911
     8,287     Oceaneering International, Inc.(a)                                           610,172
     7,706     Oil States International, Inc.(a)                                            493,878
     2,212     PHI, Inc.(a)                                                                  41,674
    17,628     Parker Drilling Co.(a)                                                        80,560
    23,536     Patterson-UTI Energy, Inc.                                                   507,201
     8,005     Pioneer Drilling Co.(a)                                                       70,524
    24,333     Pride International, Inc.(a)                                                 802,989
     7,541     RPC, Inc.                                                                    136,643
     3,235     SEACOR Holdings, Inc.                                                        327,026
     2,394     Seahawk Drilling, Inc.(a)                                                     21,426
     5,500     SemGroup Corp.(a)                                                            149,435
    12,700     Sulphco, Inc.(a)                                                               2,160
    12,064     Superior Energy Services, Inc.(a)                                            422,119
     2,200     T-3 Energy Services, Inc.(a)                                                  87,626
     4,943     Tesco Corp.(a)                                                                78,495
    11,690     Tetra Technologies, Inc.(a)                                                  138,760
     7,843     Tidewater, Inc.                                                              422,267
     2,700     Union Drilling, Inc.(a)                                                       19,656
     7,274     Unit Corp.(a)                                                                338,096
                                                                                        -----------
                                                                                         10,038,637
                                                                                        -----------
PERSONAL GOODS - 1.5%
    13,338     Alberto-Culver Co.                                                           494,039
     4,944     American Apparel, Inc.(a)                                                      8,207
     9,092     Carter's, Inc.(a)                                                            268,305
     4,480     Charles & Colvard Ltd.(a)                                                     13,530
     2,245     Cherokee, Inc.                                                                42,228
     2,116     Columbia Sportswear Co.                                                      127,595
    13,274     Crocs, Inc.(a)                                                               227,251
     2,100     Culp, Inc.(a)                                                                 21,756
     5,912     Deckers Outdoor Corp.(a)                                                     471,423
     4,500     Elizabeth Arden, Inc.(a)                                                     103,545
     7,216     Fossil, Inc.(a)                                                              508,584
     2,447     G-III Apparel Group, Ltd.(a)                                                  86,012
    14,485     Hanesbrands, Inc.(a)                                                         367,919
     3,956     Heelys, Inc.(a)                                                               12,026
     4,500     Helen of Troy Ltd.(a)                                                        133,830
    11,086     Iconix Brand Group, Inc.(a)                                                  214,071
     2,450     Inter Parfums, Inc.                                                           46,182
    11,900     Joe's Jeans, Inc.(a)                                                          18,564
    13,249     The Jones Group, Inc.                                                        205,889
     3,982     K-Swiss, Inc., Class A(a)                                                     49,656

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,039     Kenneth Cole Productions, Inc., Class A(a)                               $    25,467
       718     Lacrosse Footwear, Inc.                                                       11,775
     1,210     Lakeland Industries, Inc.(a)                                                  10,587
    14,641     Liz Claiborne, Inc.(a),(b)                                                   104,830
     3,580     Maidenform Brands, Inc.(a)                                                    85,097
     2,790     Movado Group, Inc.(a)                                                         45,031
     8,442     Nu Skin Enterprises, Inc., Class A                                           255,455
     1,900     Orchids Paper Products Co.(a)                                                 23,256
     2,123     Oxford Industries, Inc.                                                       54,370
     3,918     Parlux Fragrances, Inc.(a)                                                    11,519
     2,219     Perry Ellis International, Inc.(a)                                            60,956
     9,332     Phillips-Van Heusen Corp.                                                    588,009
     1,000     Phoenix Footwear Group, Inc.(a)                                                  370
     3,138     Physicians Formula Holdings, Inc.(a)                                          11,799
    20,558     Quiksilver, Inc.(a)                                                          104,229
     2,493     Revlon, Inc., Class A(a)                                                      24,531
     1,000     Rocky Brands, Inc.(a)                                                         10,040
     5,187     Skechers U.S.A., Inc., Class A(a)                                            103,740
     4,050     Steven Madden Ltd.(a)                                                        168,966
     1,500     Superior Uniform Group, Inc.                                                  16,500
     1,401     Tandy Brands Accessories, Inc.(a)                                              3,979
     6,601     Timberland Co., Class A(a)                                                   162,319
     4,200     True Religion Apparel, Inc.(a)                                                93,492
     5,844     Under Armour, Inc., Class A(a),(b)                                           320,485
     2,471     Unifi Inc.(a)                                                                 41,828
     2,569     Volcom, Inc.                                                                  48,477
     6,771     The Warnaco Group, Inc.(a)                                                   372,879
     1,163     Weyco Group, Inc.                                                             28,482
     7,221     Wolverine World Wide, Inc.                                                   230,205
                                                                                        -----------
                                                                                          6,439,285
                                                                                        -----------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.4%
     3,389     AMAG Pharmaceuticals, Inc.(a)                                                 61,341
     2,871     ARCA Biopharma, Inc.(a)                                                        9,101
     2,900     ARYx Therapeutics, Inc.(a)                                                       783
    19,500     AVI BioPharma, Inc.(a)                                                        41,340
     7,528     Aastrom Biosciences, Inc.(a)                                                  19,272
     4,500     Acadia Pharmaceuticals, Inc.(a)                                                5,355
     9,800     Achillion Pharmaceuticals, Inc.(a)                                            40,670
     6,495     Acorda Therapeutics, Inc.(a)                                                 177,054
     3,892     Acura Pharmaceuticals, Inc.(a),(b)                                            12,883
    14,836     Adolor Corp.(a)                                                               17,952
     3,829     Affymax, Inc.(a)                                                              25,463
    10,960     Affymetrix, Inc.(a)                                                           55,129
    10,246     Akorn, Inc.(a)                                                                62,193
     3,531     Albany Molecular Research, Inc.(a)                                            19,844
    13,790     Alexion Pharmaceuticals, Inc.(a)                                           1,110,785
    11,241     Alexza Pharmaceuticals, Inc.(a)                                               14,051
    14,652     Alkermes, Inc.(a)                                                            179,927
    13,000     Allos Therapeutics, Inc.(a)                                                   59,930
     5,777     Alnylam Pharmaceuticals, Inc.(a)                                              56,961
     3,605     Amicus Therapeutics, Inc.(a)                                                  16,619
    20,124     Amylin Pharmaceuticals, Inc.(a)                                              296,024
    15,079     Anadys Pharmaceuticals, Inc.(a)                                               21,412
    12,100     Antigenics, Inc.(a)                                                           12,100
     2,137     Ardea Biosciences, Inc.(a)                                                    55,562
    20,340     Arena Pharmaceuticals, Inc.(a),(b)                                            34,985

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                                                   SCHEDULE OF INVESTMENTS |  65

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    20,397     Ariad Pharmaceuticals, Inc.(a)                                           $   104,025
     5,667     Arqule, Inc.(a)                                                               33,265
    10,600     Array Biopharma, Inc.(a)                                                      31,694
     1,794     AspenBio Pharma, Inc.(a)                                                       1,083
     7,329     Auxilium Pharmaceuticals, Inc.(a)                                            154,642
    15,050     Avanir Pharmaceuticals, Inc.(a)                                               61,404
     4,948     BioCryst Pharmaceuticals, Inc.(a)                                             25,581
     5,189     Biodel, Inc.(a),(b)                                                            9,496
    15,767     BioMarin Pharmaceuticals, Inc.(a)                                            424,605
     3,618     BioMimetic Therapeutics, Inc.(a)                                              45,949
    13,683     Biosante Pharmaceuticals, Inc.(a)                                             22,440
       391     CPEX Pharmaceuticals, Inc.(a)                                                  9,290
     6,193     Cadence Pharmaceuticals, Inc.(a),(b)                                          46,757
     7,548     Caliper Life Sciences, Inc.(a)                                                47,854
     4,100     Capstone Therapeutics Corp.(a)                                                 2,378
     1,992     Caraco Pharmaceutical Laboratories Ltd.(a)                                     9,044
    23,000     Cel-Sci Corp.(a)                                                              18,920
    12,950     Celera Corp.(a)                                                               81,585
    79,042     Cell Therapeutics, Inc.(a)                                                    28,850
     7,466     Celldex Therapeutics, Inc.(a)                                                 30,760
    10,900     Cerus Corp.(a),(b)                                                            26,814
    10,247     Charles River Laboratories International, Inc.(a)                            364,178
     7,185     Chelsea Therapeutics International, Inc.(a)                                   53,888
    15,433     Columbia Laboratories, Inc.(a)                                                35,033
     9,107     Cubist Pharmaceuticals, Inc.(a)                                              194,890
     2,977     Cumberland Pharmaceuticals, Inc.(a)                                           17,832
    14,000     Curis, Inc.(a)                                                                27,720
     7,500     Cypress Bioscience, Inc.(a)                                                   48,600
     9,054     Cytokinetics, Inc.(a)                                                         18,923
     6,949     Cytori Therapeutics, Inc.(a)                                                  36,065
    24,700     CytRx Corp.(a)                                                                24,947
    22,070     Dendreon Corp.(a)                                                            770,684
     7,843     Depomed, Inc.(a)                                                              49,882
     1,767     Discovery Laboratories Inc.(a)                                                 5,883
    12,262     Durect Corp.(a)                                                               42,304
     7,564     Dusa Pharmaceuticals, Inc.(a)                                                 18,532
    17,671     Dyax Corp.(a)                                                                 37,816
    16,957     Dynavax Technologies Corp.(a)                                                 54,262
     3,515     Emergent Biosolutions, Inc.(a)                                                82,462
    15,853     Endo Pharmaceuticals Holdings, Inc.(a)                                       566,111
     2,859     Entremed, Inc.(a)                                                             14,552
     6,317     Enzo Biochem, Inc.(a)                                                         33,354
     8,601     Enzon Pharmaceuticals, Inc.(a)                                               104,674
     4,465     EpiCept Corp.(a)                                                               3,706
     7,400     Exact Sciences Corp.(a)                                                       44,252
    17,199     Exelixis, Inc.(a)                                                            141,204
     1,606     Furiex Pharmaceuticals, Inc.(a)                                               23,207
     4,544     GTx, Inc.(a)                                                                  12,042
     7,455     Gen-Probe, Inc.(a)                                                           434,999
       566     General Liquidating Trust Certificates(a)                                          -
     2,680     Genomic Health, Inc.(a)                                                       57,325
    21,538     GenVec, Inc.(a)                                                               12,061
    16,456     Geron Corp.(a)                                                                85,078
    13,295     Halozyme Therapeutics, Inc.(a)                                               105,296
     5,782     Harvard Bioscience, Inc.(a)                                                   23,648
     9,683     Hemispherx Biopharma, Inc.(a)                                                  4,751
     1,706     Hi-Tech Pharmacal Co., Inc.(a)                                                42,565

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    28,747     Human Genome Sciences, Inc.(a)                                           $   686,766
     7,197     Idenix Pharmaceuticals, Inc.(a)                                               36,273
     6,595     Idera Pharmaceuticals, Inc.(a)                                                18,928
    19,002     Illumina, Inc.(a),(b)                                                      1,203,587
    10,693     ImmunoGen, Inc.(a)                                                            99,017
    13,200     Immunomedics, Inc.(a)                                                         47,256
     9,630     Impax Laboratories, Inc.(a)                                                  193,659
    17,563     Incyte Corp.(a)                                                              290,843
     3,457     Infinity Pharmaceuticals, Inc.(a)                                             20,500
    16,169     Inovio Pharmaceuticals Inc.(a)                                                18,594
    13,600     Insmed, Inc.(a)                                                                8,579
     9,377     Inspire Pharmaceuticals, Inc.(a)                                              78,767
     7,266     InterMune, Inc.(a)                                                           264,482
     7,438     Ironwood Pharmaceuticals, Inc.(a)                                             76,983
    14,670     Isis Pharmaceuticals, Inc.(a)                                                148,460
     5,300     Ista Pharmaceuticals, Inc.(a)                                                 27,189
     3,602     Jazz Pharmaceuticals, Inc.(a)                                                 70,887
     7,109     K-V Pharmaceutical Co., Class A(a)                                            18,128
     9,540     Keryx Biopharmaceuticals, Inc.(a),(b)                                         43,693
    34,769     Lexicon Genetics, Inc.(a)                                                     50,067
     1,929     Ligand Pharmaceuticals, Inc.(a)                                               17,207
     6,653     Luminex Corp.(a)                                                             121,617
     3,015     MAP Pharmaceuticals, Inc.(a)                                                  50,471
    13,294     MannKind Corp.(a),(b)                                                        107,150
     7,456     Marina Biotech, Inc.(a),(b)                                                   11,706
     1,716     Matrixx Initiatives, Inc.(a)                                                  14,517
     6,900     Maxygen, Inc.                                                                 27,117
     8,186     Medicines Co.(a)                                                             115,668
     8,834     Medicis Pharmaceutical Corp., Class A                                        236,663
     5,579     Medivation, Inc.(a)                                                           84,633
    14,305     Micromet, Inc.(a)                                                            116,157
     6,358     Momenta Pharmaceuticals, Inc.(a)                                              95,179
     6,400     Myrexis Inc.(a)                                                               26,624
    14,399     Myriad Genetics, Inc.(a)                                                     328,873
    10,942     NPS Pharmaceuticals, Inc.(a)                                                  86,442
     7,267     Nabi Biopharmaceuticals(a)                                                    42,076
    14,588     Nektar Therapeutics(a)                                                       187,456
     8,569     Neurocrine Biosciences, Inc.(a)                                               65,467
     4,900     Nile Therapeutics, Inc.(a)                                                     2,989
    15,529     Novavax, Inc.(a)                                                              37,735
     2,962     Obagi Medical Products, Inc.(a)                                               34,211
     1,584     OncoGenex Pharmaceutical, Inc.(a)                                             26,595
     9,541     Onyx Pharmaceuticals, Inc.(a)                                                351,777
    19,923     Opko Health, Inc.(a)                                                          73,117
     5,712     Optimer Pharmaceuticals, Inc.(a)                                              64,603
     5,640     Orchid Cellmark, Inc.(a)                                                      10,942
     6,188     Orexigen Therapeutics, Inc.(a)                                                49,999
     3,351     Osiris Therapeutics, Inc.(a)                                                  26,104
     2,000     OxiGene, Inc.(a)                                                                 456
    22,240     PDL BioPharma, Inc.                                                          138,555
     5,470     Pain Therapeutics, Inc.                                                       36,923
     5,441     Palatin Technologies, Inc.(a)                                                  7,345
     5,283     Par Pharmaceutical Cos., Inc.(a)                                             203,448
    11,436     Peregrine Pharmaceuticals, Inc.(a)                                            26,303
    12,895     Perrigo Co.                                                                  816,640
     7,179     Pharmacyclics, Inc.(a)                                                        43,648
     4,315     Pharmasset, Inc.(a)                                                          187,314
       933     Poniard Pharmaceuticals, Inc.(a)                                                 485
     4,882     Pozen, Inc.(a)                                                                32,465
     7,756     Prestige Brands Holdings, Inc.(a)                                             92,684

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                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,920     Progenics Pharmaceuticals, Inc.(a)                                       $    26,863
     8,460     Questcor Pharmaceuticals, Inc.(a)                                            124,616
     6,505     Raptor Pharmaceutical Corp.(a)                                                23,743
    10,586     Regeneron Pharmaceuticals, Inc.(a)                                           347,538
     8,213     Repligen Corp.(a)                                                             38,519
     4,587     Repros Therapeutics Inc.(a)                                                   13,945
    14,643     Rexahn Pharmaceuticals, Inc.(a)                                               16,547
     8,255     Rigel Pharmaceuticals, Inc.(a)                                                62,160
     3,751     RXi Pharmaceuticals Corp.(a)                                                   9,678
     5,935     SIGA Technologies, Inc.(a)                                                    83,090
     7,828     Salix Pharmaceuticals Ltd.(a)                                                367,603
     7,446     Sangamo Biosciences, Inc.(a),(b)                                              49,441
     9,200     Santarus, Inc.(a)                                                             30,084
    10,580     Savient Pharmaceuticals, Inc.(a)                                             117,861
     8,816     Sciclone Pharmaceuticals, Inc.(a)                                             36,851
    12,723     Seattle Genetics, Inc.(a)                                                    190,209
    11,827     Sequenom, Inc.(a)                                                             94,853
     6,220     Somaxon Pharmaceuticals, Inc.(a)                                              19,593
     8,594     Spectrum Pharmaceuticals, Inc.(a)                                             59,041
    22,301     StemCells, Inc.(a)                                                            24,085
     5,000     Strategic Diagnostics, Inc.(a)                                                 8,950
       900     Sucampo Pharmaceuticals, Inc., Class A(a)                                      3,456
     8,528     SuperGen, Inc.(a)                                                             22,343
     4,762     Synta Pharmaceuticals Corp.(a)                                                29,143
     9,633     Talecris Biotherapeutics Holdings Corp.(a)                                   224,449
     3,813     Targacept, Inc.(a)                                                           101,045
     5,894     Techne Corp.                                                                 387,059
     8,430     Telik, Inc.(a)                                                                 6,407
     9,609     Theravance, Inc.(a)                                                          240,898
     7,650     Threshold Pharmaceuticals, Inc.(a)                                            10,328
     1,360     Transcept Pharmaceuticals, Inc.(a)                                            10,064
     6,486     Trimeris, Inc.(a)                                                             16,020
     8,004     United Therapeutics Corp.(a)                                                 506,013
     4,597     Vanda Pharmaceuticals, Inc.(a)                                                43,488
    30,943     Vertex Pharmaceuticals, Inc.(a)                                            1,083,933
    12,683     Vical, Inc.(a)                                                                25,620
    11,862     ViroPharma, Inc.(a)                                                          205,450
    12,586     Vivus, Inc.(a),(b)                                                           117,931
     4,226     XOMA Ltd.(a)                                                                  21,679
     4,971     Xenoport, Inc.(a)                                                             42,353
                                                                                        -----------
                                                                                         19,460,867
                                                                                        -----------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
       500     American Realty Investors, Inc.(a)                                             3,975
     1,422     Avatar Holdings, Inc.(a)                                                      28,184
    39,558     Brookfield Properties Corp.                                                  693,452
     1,013     Consolidated-Tomoka Land Co.                                                  29,276
    18,737     Forest City Enterprises, Inc., Class A(a)                                    312,721
     5,504     Forestar Group, Inc.(a)                                                      106,227
    12,319     Grubb & Ellis Co.(a)                                                          15,645
     4,787     HFF, Inc., Class A(a)                                                         46,243
     5,743     The Howard Hughes Corp.(a)                                                   312,534
     6,445     Jones Lang LaSalle, Inc.                                                     540,864
     4,845     LoopNet, Inc.(a)                                                              53,828
     2,578     Market Leader, Inc.(a)                                                         4,537
     4,767     Maui Land & Pineapple Co., Inc.(a)                                            23,740
    26,088     Move, Inc.(a)                                                                 67,046
     2,000     Reis, Inc.(a)                                                                 14,000

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    14,131     The St. Joe Co.(a)                                                       $   308,762
       353     Stratus Properties, Inc.(a)                                                    3,202
     2,462     Tejon Ranch Co.(a)                                                            67,828
     6,170     Thomas Properties Group, Inc.                                                 26,037
       393     Transcontinental Realty Investors, Inc.(a)                                     2,637
     4,353     ZipRealty, Inc.(a)                                                            11,318
                                                                                        -----------
                                                                                          2,672,056
                                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.1%
    25,500     AMB Property Corp.                                                           808,605
     2,908     ARMOUR Residential REIT, Inc.                                                 22,711
     6,161     Acadia Realty Trust                                                          112,377
     2,200     Agree Realty Corp.                                                            57,618
       551     Alexander's, Inc.                                                            227,166
     8,400     Alexandria Real Estate Equities, Inc.(c)                                     615,384
    10,143     American Campus Communities, Inc.                                            322,142
     8,010     American Capital Agency Corp.                                                230,207
    93,916     Annaly Capital Management, Inc.                                            1,682,975
    17,800     Anworth Mortgage Asset Corp.                                                 124,600
     3,402     Apollo Commercial Real Estate Finance, Inc.                                   55,623
     4,611     Arbor Realty Trust, Inc.(a)                                                   27,482
     1,120     Arlington Asset Investment Corp.                                              26,869
     9,606     Ashford Hospitality Trust, Inc.(a)                                            92,698
     6,832     Associated Estates Realty Corp.                                              104,461
     9,726     BRE Properties                                                               423,081
     2,375     BRT Realty Trust(a)                                                           17,076
    19,708     BioMed Realty Trust, Inc.                                                    367,554
    20,458     Brandywine Realty Trust                                                      238,336
    21,247     CBL & Associates Properties, Inc.                                            371,822
    10,414     Camden Property Trust                                                        562,148
     8,480     Capital Trust, Inc.(a)                                                        13,144
     9,789     CapLease, Inc.                                                                56,972
    10,600     Capstead Mortgage Corp.                                                      133,454
     8,190     Cedar Shopping Centers, Inc.                                                  51,515
     1,731     Chatham Lodging Trust                                                         29,860
     3,207     Chesapeake Lodging Trust                                                      60,324
   154,537     Chimera Investment Corp.                                                     635,147
     8,658     Cogdell Spencer, Inc.                                                         50,216
    11,720     Colonial Properties Trust                                                    211,546
     2,800     Colony Financial, Inc.                                                        56,056
    10,538     CommonWealth REIT                                                            268,824
     8,947     Corporate Office Properties Trust                                            312,698
    13,877     Cousins Properties, Inc.                                                     115,732
     6,869     Cypress Sharpridge Investments, Inc.                                          88,679
    31,263     DCT Industrial Trust, Inc.                                                   166,007
    29,733     Developers Diversified Realty Corp.                                          418,938
    23,390     DiamondRock Hospitality Co.                                                  280,680
    13,866     Digital Realty Trust, Inc.                                                   714,654
    18,550     Douglas Emmett, Inc.                                                         307,930
    38,656     Duke Realty Corp.                                                            481,654
     9,020     Dupont Fabros Technology, Inc.                                               191,855
     5,052     Eastgroup Properties, Inc.                                                   213,801
    11,390     Education Realty Trust, Inc.                                                  88,500
     7,039     Entertainment Properties Trust                                               325,554
     4,739     Equity Lifestyle Properties, Inc.                                            265,052
     7,810     Equity One, Inc.                                                             141,986
     4,748     Essex Property Trust, Inc.                                                   542,317
    13,004     Extra Space Storage, Inc.                                                    226,270

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,284     Federal Realty Investment Trust                                          $   723,502
    15,464     FelCor Lodging Trust, Inc.(a)                                                108,867
     9,143     First Industrial Realty Trust, Inc.(a)                                        80,093
     7,482     First Potomac Realty Trust                                                   125,847
    10,294     Franklin Street Properties Corp.                                             146,689
    58,774     General Growth Properties Inc.                                               909,821
     3,366     Getty Realty Corp.                                                           105,288
     3,000     Gladstone Commercial Corp.                                                    56,490
    13,684     Glimcher Realty Trust                                                        114,946
     4,130     Government Properties Income Trust                                           110,643
     9,039     Gramercy Capital Corp.(a)                                                     20,880
     6,887     Hatteras Financial Corp.                                                     208,469
     9,630     Healthcare Realty Trust, Inc.                                                203,867
    23,451     Hersha Hospitality Trust                                                     154,777
     9,950     Highwoods Properties, Inc.                                                   316,907
     5,651     Home Properties, Inc.                                                        313,574
    18,904     Hospitality Properties Trust                                                 435,548
    11,042     Inland Real Estate Corp.                                                      97,170
     5,920     InvesCo. Mortgage Capital, Inc.                                              129,293
    12,068     Investors Real Estate Trust                                                  108,250
    15,323     iStar Financial, Inc.(a)                                                     119,826
     7,874     Kilroy Realty Corp.                                                          287,165
     9,323     Kite Realty Group Trust                                                       50,437
     3,469     LTC Properties, Inc.                                                          97,410
     4,400     LTC-Amerivest Liquidating Trust(a)                                                 -
    11,223     LaSalle Hotel Properties                                                     296,287
    15,976     Lexington Corporate Properties Trust                                         127,009
    17,139     Liberty Property Trust                                                       547,077
    41,079     MFA Financial, Inc.                                                          335,205
     8,442     MPG Office Trust, Inc.(a)                                                     23,215
    19,711     The Macerich Co.                                                             933,710
    12,056     Mack-Cali Realty Corp.                                                       398,571
    16,996     Medical Properties Trust, Inc.                                               184,067
     4,906     Mid-America Apartment Communities, Inc.                                      311,482
     5,252     Mission West Properties, Inc.                                                 35,136
     6,574     Monmouth Real Estate Investment Corp., Class A                                55,879
     3,431     National Health Investors, Inc.                                              154,464
    12,207     National Retail Properties, Inc.                                             323,485
    20,395     Nationwide Health Properties, Inc.                                           741,970
     3,300     New York Mortgage Trust, Inc.                                                 22,968
    12,123     NorthStar Realty Finance Corp.                                                57,584
    14,746     Omega Healthcare Investors, Inc.                                             330,900
     1,573     One Liberty Properties, Inc.                                                  26,269
     3,677     PMC Commercial Trust                                                          31,181
     2,863     PS Business Parks, Inc.                                                      159,526
     3,437     Parkway Properties, Inc.                                                      60,216
     6,106     Pebblebrook Hotel Trust                                                      124,074
     8,736     Pennsylvania Real Estate Investment Trust                                    126,934
     2,935     PennyMac Mortgage Investment Trust(d)                                         53,270
    19,951     Piedmont Office Realty Trust, Inc.                                           401,813
     7,294     Post Properties, Inc.                                                        264,772
     5,941     Potlatch Corp.                                                               193,380
    16,222     RAIT Investment Trust(a)                                                      35,526
     5,863     Ramco-Gershenson Properties Trust                                             72,994
    12,092     Rayonier, Inc.                                                               635,072
    17,662     Realty Income Corp.                                                          604,040
    11,000     Redwood Trust, Inc.                                                          164,230
    12,405     Regency Centers Corp.                                                        523,987
     9,343     Resource Capital Corp.                                                        68,951

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,339     Roberts Realty Investors, Inc.(a)                                        $     1,915
    11,852     SL Green Realty Corp.                                                        800,128
    10,865     Sabra Healthcare REIT Inc.                                                   199,916
     1,300     Saul Centers, Inc.                                                            61,555
    19,260     Senior Housing Properties Trust                                              422,564
     4,047     Sovran Self Storage, Inc.                                                    148,970
     7,164     Starwood Property Trust, Inc.                                                153,883
    24,044     Strategic Hotel Capital, Inc.(a)                                             127,193
     3,600     Sun Communities, Inc.                                                        119,916
    18,183     Sunstone Hotel Investors, Inc.(a)                                            187,830
     7,277     Supertel Hospitality, Inc.(a)                                                 11,498
     6,032     Tanger Factory Outlet Centers, Inc.                                          308,778
     8,658     Taubman Centers, Inc.                                                        437,056
     2,300     Terreno Realty Corp.(a)                                                       41,239
    12,564     U-Store-It Trust                                                             119,735
    27,864     UDR, Inc.                                                                    655,361
     2,648     UMH Properties, Inc.                                                          27,010
     1,541     Universal Health Realty Income Trust                                          56,293
     1,300     Urstadt Biddle Properties, Inc.                                               21,593
     2,291     Urstadt Biddle Properties, Inc., Class A                                      44,560
     4,071     Walter Investment Management Corp.                                            73,034
     9,537     Washington Real Estate Investment Trust                                      295,552
    18,190     Weingarten Realty Investors                                                  432,194
     4,248     Winthrop Realty Trust                                                         54,332
                                                                                       ------------
                                                                                         31,193,408
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 4.9%
     5,287     ACI Worldwide, Inc.(a)                                                       142,062
    16,405     AOL, Inc.(a)                                                                 388,963
     8,965     Accelrys, Inc.(a)                                                             74,409
     8,953     Actuate Corp.(a)                                                              51,032
     2,516     Advent Software, Inc.(a)                                                     145,727
    28,612     Allscripts Healthcare Solutions, Inc.(a)                                     551,353
     4,300     American Software, Class A                                                    29,111
     2,328     Analysts International Corp.(a)                                                5,634
     1,999     Answers Corp.(a)                                                              15,512
    13,861     Ansys, Inc.(a)                                                               721,742
    13,783     Ariba, Inc.(a)                                                               323,763
    24,832     Art Technology Group, Inc.(a)                                                148,495
    12,739     Aspen Technology, Inc.(a)                                                    161,785
     5,360     athenahealth, Inc.(a),(b)                                                    219,653
     1,824     Atrinsic, Inc.(a)                                                              4,833
     2,000     Authentidate Holding Corp.(a)                                                    890
     2,557     BSQUARE Corp.(a)                                                              22,374
    11,400     BigBand Networks, Inc.(a)                                                     31,920
     6,735     Blackbaud, Inc.                                                              174,436
     5,377     Blackboard, Inc.(a)                                                          222,070
     5,072     Bottomline Technologies, Inc.(a)                                             110,113
     4,561     CACI International, Inc., Class A(a)                                         243,557
     5,665     CSG Systems International, Inc.(a)                                           107,295
    41,658     Cadence Design Systems, Inc.(a)                                              344,095
     5,675     Callidus Software, Inc.(a)                                                    28,602
     9,187     Ciber, Inc.(a)                                                                42,995
    16,009     Clearwire Corp., Class A(a),(b)                                               82,446
     7,462     Cogent Communications Group, Inc.(a)                                         105,513
     6,293     CommVault Systems, Inc.(a)                                                   180,106
     2,100     Computer Programs & Systems, Inc.                                             98,364
     6,935     Concur Technologies, Inc.(a)                                                 360,135
     5,800     DST Systems, Inc.                                                            257,230
     6,250     DealerTrack Holdings, Inc.(a)                                                125,437

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                                                    SCHEDULE OF INVESTMENTS | 71

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,816     Delrek, Inc.(a)                                                         $     27,704
     4,496     DemandTec, Inc.(a)                                                            48,737
     1,700     Digimarc Corp.(a)                                                             51,017
     6,156     Digital River, Inc.(a)                                                       211,890
     1,619     Dynamics Research Corp.(a)                                                    21,695
     5,126     EPIQ Systems, Inc.                                                            70,380
    16,900     EarthLink, Inc.                                                              145,340
     5,007     Ebix, Inc.(a),(b)                                                            118,516
     7,969     Epicor Software Corp.(a)                                                      80,487
     6,968     Equinix, Inc.(a)                                                             566,220
         2     Evolve Software, Inc.(a)                                                           -
     1,600     Evolving Systems, Inc.                                                        13,312
     6,451     Fair Isaac Corp.                                                             150,760
     5,800     FalconStor Software, Inc.(a)                                                  19,430
     2,247     Forrester Research, Inc.                                                      79,297
     6,845     Fortinet, Inc.(a)                                                            221,436
     4,780     GSE Systems, Inc.(a)                                                          17,304
    11,525     Gartner, Inc., Class A(a)                                                    382,630
     3,000     Guidance Software, Inc.(a)                                                    21,570
     7,300     The Hackett Group, Inc.(a)                                                    25,623
    12,808     IAC/InterActiveCorp.(a)                                                      367,590
     4,367     iGate Corp.                                                                   86,074
     2,996     Imergent, Inc.                                                                13,452
     4,800     Immersion Corp.(a)                                                            32,208
    14,092     Informatica Corp.(a)                                                         620,471
     6,140     Infospace, Inc.(a)                                                            50,962
     6,276     Innodata Corp.(a)                                                             17,887
     2,100     Interactive Intelligence, Inc.(a)                                             54,936
     9,610     Internap Network Services Corp.(a)                                            58,429
     5,937     Internet Capital Group, Inc.(a)                                               84,424
    11,801     Ipass, Inc.                                                                   14,751
     7,103     j2 Global Communications, Inc.(a)                                            205,632
     6,463     JDA Software Group, Inc.(a)                                                  180,964
     4,807     KIT Digital, Inc.(a)                                                          77,104
     3,655     Kenexa Corp.(a)                                                               79,642
     3,315     Keynote Systems, Inc.                                                         48,465
    21,933     Lawson Software, Inc.(a)                                                     202,880
    10,194     Limelight Networks, Inc.(a)                                                   59,227
     7,617     LivePerson, Inc.(a)                                                           86,072
     2,338     LogMeIn, Inc.(a)                                                             103,667
     5,060     LookSmart, Ltd.(a)                                                            10,677
    11,071     Magma Design Automation, Inc.(a)                                              55,466
     4,000     Manhattan Associates, Inc.(a)                                                122,160
       688     Mastech Holdings, Inc.(a)                                                      2,903
     7,081     MedAssets, Inc.(a)                                                           142,965
     3,800     Medidata Solutions, Inc.(a)                                                   90,744
    16,954     Mentor Graphics Corp.(a)                                                     203,448
     9,081     Merge Healthcare, Inc.(a)                                                     33,872
     1,836     Meru Networks, Inc.(a)                                                        28,311
     1,490     MicroStrategy, Inc., Class A(a)                                              127,350
     3,882     Monotype Imaging Holdings, Inc.(a)                                            43,090
     1,800     NCI, Inc., Class A(a)                                                         41,382
     8,466     NIC, Inc.                                                                     82,205
     5,067     NaviSite, Inc.(a)                                                             18,697
     5,121     NetScout Systems, Inc.(a)                                                    117,834
     4,379     NetSuite, Inc.(a)                                                            109,475
    37,057     Nuance Communications, Inc.(a)                                               673,696
    13,910     Openwave Systems, Inc.(a)                                                     29,489
     2,697     Opnet Technologies, Inc.                                                      72,199
     3,154     PC-Tel, Inc.(a)                                                               18,924
     4,332     PDF Solutions, Inc.(a)                                                        20,880
    17,748     Parametric Technology Corp.(a)                                               399,862
     2,743     Pegasystems, Inc.                                                            100,476
     5,129     Perficient, Inc.(a)                                                           64,112
     8,485     Premiere Global Services, Inc.(a)                                             57,698
     6,617     Progress Software Corp.(a)                                                   280,031
     3,299     PROS Holdings, Inc.(a)                                                        37,576
     1,349     QAD Inc.                                                                      13,409

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       680     QAD Inc.                                                                $      6,188
     8,617     QLIK Technologies, Inc.(a)                                                   222,405
     3,142     Quality Systems, Inc.(b)                                                     219,374
     9,600     Quest Software, Inc.(a)                                                      266,304
    15,989     Rackspace Hosting, Inc.(a)                                                   502,214
     1,700     Renaissance Learning, Inc.                                                    20,128
     3,972     RightNow Technologies, Inc.(a)                                                94,017
     2,275     Rosetta Stone, Inc.(a)                                                        48,276
    15,807     Rovi Corp.(a)                                                                980,192
     6,321     SAVVIS, Inc.(a)                                                              161,312
     6,448     SRA International, Inc., Class A(a)                                          131,862
     2,800     SRS Labs Inc.(a)                                                              24,668
     8,433     S1 Corp.(a)                                                                   58,188
     4,905     Saba Software, Inc.(a)                                                        30,019
    16,371     Sapient Corp.                                                                198,089
     5,893     Scientific Learning Corp.(a)                                                  17,915
       570     Selectica, Inc.(a)                                                             2,793
     4,958     Smith Micro Software, Inc.(a)                                                 78,039
     5,144     SolarWinds, Inc.(a)                                                           99,022
    10,646     Solera Holdings, Inc.                                                        546,353
     7,562     Sonic Solutions, Inc.(a)                                                     113,430
     4,677     Sourcefire, Inc.(a)                                                          121,275
    11,193     SuccessFactors, Inc.(a)                                                      324,149
     7,606     Support.com Inc.(a)                                                           49,287
     3,722     Synchronoss Technologies, Inc.(a)                                             99,415
    22,801     Synopsys, Inc.(a)                                                            613,575
     4,011     Syntel, Inc.                                                                 191,686
    25,475     TIBCO Software, Inc.(a)                                                      502,112
     6,201     Taleo Corp., Class A(a)                                                      171,458
     7,900     TeleCommunication Systems, Inc., Class A(a)                                   36,893
     6,925     Terremark Worldwide, Inc.(a)                                                  89,679
     5,512     Tyler Technologies, Inc.(a)                                                  114,429
     3,888     Ultimate Software Group, Inc.(a)                                             189,073
     6,047     Unisys Corp.(a)                                                              156,557
    14,012     United Online, Inc.                                                           92,479
     9,741     VMware, Inc.(a)                                                              866,072
     4,500     VASCO Data Security International, Inc.(a)                                    36,585
     6,266     VirnetX Holding Corp.                                                         93,050
     2,700     Virtusa Corp.(a)                                                              44,172
     3,185     Vital Images, Inc.(a)                                                         44,526
     3,114     Vocus, Inc.(a)                                                                86,133
    13,480     Wave Systems Corp., Class A(a)                                                53,111
     5,723     Web.Com Group, Inc.(a)                                                        48,359
     6,195     Websense, Inc.(a)                                                            125,449
     3,536     Zanett, Inc.(a)                                                                4,208
    11,608     Zix Corp.(a)                                                                  49,566
                                                                                       ------------
                                                                                         21,262,854
                                                                                       ------------
SUPPORT SERVICES - 4.0%
     2,922     A.M. Castle & Co.(a)                                                          53,794
     6,287     ABM Industries, Inc.                                                         165,348
     6,193     AMN Healthcare Services, Inc.(a)                                              38,025
       500     AMREP Corp.(a)                                                                 6,015
     5,399     APAC Customer Services, Inc.(a)                                               32,772
     1,100     ATG, Inc.(a)                                                                       -
     5,280     Acacia Research - Acacia Technologies(a)                                     136,963
     3,409     Administaff, Inc.                                                             99,884
     2,800     The Advisory Board Co.(a)                                                    133,364
     8,122     Alliance Data Systems Corp.(a),(b)                                           576,906
     2,664     American Dental Partners, Inc.(a)                                             35,991
     5,394     American Reprographics Co.(a)                                                 40,940
     5,623     Applied Industrial Technologies, Inc.                                        182,635
    18,770     Arcadia Resources, Inc.(a)                                                     5,650
     6,459     Barnes Group, Inc.                                                           133,508
       800     Barrett Business Services, Inc.                                               12,440
     2,545     Black Box Corp.                                                               97,448
     6,863     The Brink's Co.                                                              184,477
    17,864     Broadridge Financial Solutions LLC                                           391,758

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                                                    SCHEDULE OF INVESTMENTS | 73

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,427     CBIZ, Inc.(a)                                                           $     46,344
     1,837     CDI Corp.                                                                     34,150
     1,801     CRA International, Inc.(a)                                                    42,341
     5,386     Cardtronics, Inc.(a)                                                          95,332
     5,798     Casella Waste Systems, Inc.(a)                                                41,108
     1,246     Cass Information Systems, Inc.                                                47,273
     9,479     Cenveo, Inc.(a)                                                               50,618
     1,641     Champion Industries, Inc.(a)                                                   1,969
     3,506     Clean Harbors, Inc.(a)                                                       294,784
     4,672     Coinstar, Inc.(a),(b)                                                        263,688
     5,840     Comfort Systems USA, Inc.                                                     76,913
     1,872     Consolidated Graphics, Inc.(a)                                                90,661
    16,900     Convergys Corp.(a)                                                           222,573
    16,511     CoreLogic, Inc.(a)                                                           305,784
     5,500     Corporate Executive Board Co.                                                206,525
    16,817     Corrections Corp. of America(a)                                              421,434
     3,187     CoStar Group, Inc.(a)                                                        183,444
     4,940     Crawford & Co., Class B(a)                                                    16,796
     4,660     Cross Country Healthcare, Inc.(a)                                             39,470
     1,600     DXP Enterprises, Inc.(a)                                                      38,400
     7,986     Deluxe Corp.                                                                 183,838
     3,654     Dice Holdings, Inc.(a)                                                        52,435
     4,178     DigitalGlobe, Inc.(a)                                                        132,484
     4,966     Document Security Systems, Inc.(a)                                            26,469
     3,993     ENGlobal Corp.(a)                                                             14,854
     7,120     Emdeon, Inc., Class A(a)                                                      96,405
    13,759     EnergySolutions, Inc.                                                         76,638
     3,846     Ennis, Inc.                                                                   65,767
     7,450     Euronet Worldwide, Inc.(a)                                                   129,928
     2,438     ExlService Holdings, Inc.(a)                                                  52,368
     2,170     Exponent, Inc.(a)                                                             81,440
     7,235     FTI Consulting, Inc.(a)                                                      269,721
     3,300     Franklin Covey Co.(a)                                                         28,347
       300     Frontline Capital Group(a)                                                         -
     4,100     Fuel Tech, Inc.(a)                                                            39,811
     6,574     Furmamite Corp.(a)                                                            45,426
     3,400     GP Strategies Corp.(a)                                                        34,816
     3,318     G&K Services, Inc., Class A                                                  102,559
    16,026     Genpact Ltd.(a)                                                              243,595
    11,075     The Geo Group, Inc.(a)                                                       273,109
     3,319     GeoEye, Inc.(a)                                                              140,692
     5,824     Global Cash Access, Inc.(a)                                                   18,579
    12,255     Global Payments, Inc.                                                        566,304
    12,240     Harris Interactive, Inc.(a)                                                   14,933
     5,969     Heartland Payment Systems, Inc.                                               92,042
     2,800     Heidrick & Struggles International, Inc.                                      80,220
     4,656     Hudson Highland Group, Inc.(a)                                                27,144
     3,519     Huron Consulting Group, Inc.(a)                                               93,078
     2,810     ICF International, Inc.(a)                                                    72,273
     4,848     Innerworkings, Inc.(a)                                                        31,754
     4,976     Interline Brands, Inc.(a)                                                    113,304
    12,796     Jack Henry & Associates, Inc.                                                373,003
     3,687     Kaman Corp., Class A                                                         107,181
     4,746     Kelly Services, Inc., Class A(a)                                              89,225
     5,581     Kforce, Inc.(a)                                                               90,301
     6,938     Korn/Ferry International(a)                                                  160,337
     6,922     LECG Corp.(a)                                                                  9,552
       534     Lawson Products, Inc.                                                         13,291
    14,389     Lender Processing Services, Inc.                                             424,763
     2,764     Lincoln Educational Services Corp.                                            42,870
     9,400     Lionbridge Technologies, Inc.(a)                                              34,686
     1,817     M&F Worldwide Corp.(a)                                                        41,973
     2,700     MAXIMUS, Inc.                                                                177,066
     6,650     MSC Industrial Direct Co., Class A                                           430,188
     1,765     MWI Veterinary Supply, Inc.(a)                                               111,460
       780     Management Network Group, Inc.(a)                                              2,028

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
   12,358      Manpower, Inc.                                                          $    775,588
    3,494      McGrath RentCorp                                                              91,613
    7,500      Metalico, Inc.(a)                                                             44,100
    1,304      Michael Baker Corp.(a)                                                        40,554
    2,500      Mistras Group, Inc.(a)                                                        33,700
    5,505      Mobile Mini, Inc.(a)                                                         108,393
    7,390      Moduslink Global Solutions, Inc.(a)                                           49,513
   19,754      Nalco Holding Co.                                                            630,943
    7,799      Navigant Consulting, Inc.(a)                                                  71,751
    8,400      NeuStar, Inc., Class A(a)                                                    218,820
   13,461      Odyssey Marine Exploration, Inc.(a)                                           37,422
    5,525      On Assignment, Inc.(a)                                                        45,029
    4,556      Online Resources Corp.(a)                                                     21,185
    4,070      PRGX Global, Inc.(a)                                                          25,763
    1,500      Park-Ohio Holdings Corp.(a)                                                   31,365
   14,081      Perma-Fix Environmental Services(a)                                           23,093
    4,300      PowerSecure International, Inc.(a)                                            33,454
    3,906      Quad/Graphics, Inc.(a)                                                       161,162
    7,699      RSC Holdings, Inc.(a)                                                         74,988
    1,413      Rentrak Corp.(a)                                                              42,616
    7,176      Resources Connection, Inc.                                                   133,402
    7,852      SFN Group, Inc.(a)                                                            76,636
    6,596      SYKES Enterprises, Inc.(a)                                                   133,635
    3,430      Schnitzer Steel Industries, Inc., Class A                                    227,718
    3,071      School Specialty, Inc.(a)                                                     42,779
    3,400      Sharps Compliance Corp.(a)                                                    15,062
    2,775      The Standard Register Co.                                                      9,463
    3,021      Startek, Inc.(a)                                                              15,316
    2,837      Team, Inc.(a)                                                                 68,655
    4,687      TeleTech Holdings, Inc.(a)                                                    96,505
    9,265      Tetra Tech, Inc.(a)                                                          232,181
    4,593      The Dolan Co.(a)                                                              63,935
      400      Thomas Group, Inc.(a)                                                            700
    2,539      Tier Technologies, Inc., Class B(a)                                           15,209
    7,884      Towers Watson & Co.                                                          410,441
    6,700      TrueBlue, Inc.(a)                                                            120,533
   12,795      URS Corp.(a)                                                                 532,400
    2,679      US Ecology, Inc.                                                              46,561
    2,200      Unifirst Corp.                                                               121,110
    9,726      United Rentals, Inc.(a)                                                      221,266
    3,509      United Stationers, Inc.(a)                                                   223,909
    3,745      Universal Technical Institute, Inc.                                           82,465
   17,641      Verisk Analytics, Inc.(a)                                                    601,205
    3,136      Viad Corp.                                                                    79,874
    6,296      VistaPrint NV(a)                                                             289,616
    1,984      Volt Information Sciences, Inc.(a)                                            17,162
   17,945      Waste Connections, Inc.                                                      494,012
    5,876      Wright Express Corp.(a)                                                      270,296
                                                                                       ------------
                                                                                         17,358,880
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
    3,102      3D Systems Corp.(a)                                                           97,682
    4,585      ATMI, Inc.(a)                                                                 91,425
    4,906      AXT, Inc.(a)                                                                  51,219
    7,847      Acme Packet, Inc.(a)                                                         417,147
    9,443      Adtran, Inc.                                                                 341,931
    6,333      Advanced Analogic Technologies, Inc.(a)                                       25,395
    5,675      Advanced Energy Industries, Inc.(a)                                           77,407
    3,300      Agilysys, Inc.(a)                                                             18,579
    1,323      Alliance Fiber Optic Products, Inc.                                           20,745
   15,541      Amkor Technology, Inc.(a)                                                    114,848
    1,564      Amtech Systems, Inc.(a)                                                       39,335
   10,928      Anadigics, Inc.(a)                                                            75,731
   10,875      Applied Micro Circuits Corp.(a)                                              116,145
   19,465      Arris Group, Inc.(a)                                                         218,397
   11,249      Aruba Networks, Inc.(a)                                                      234,879
   10,641      Atheros Communications, Inc.(a)                                              382,225

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                                                    SCHEDULE OF INVESTMENTS | 75

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    70,307     Atmel Corp.(a)                                                          $    866,182
     2,622     Audiovox Corp., Class A(a)                                                    22,628
     6,354     AuthenTec, Inc.(a)                                                            15,885
     9,490     Aviat Networks, Inc.(a)                                                       48,114
       900     Aware, Inc.(a)                                                                 2,520
    18,177     Axcelis Technologies, Inc.(a)                                                 62,892
     6,599     Blue Coat Systems, Inc.(a)                                                   197,112
    10,759     Brightpoint, Inc.(a)                                                          93,926
    69,783     Brocade Communications Systems, Inc.(a)                                      369,152
     9,226     Brooks Automation, Inc.(a)                                                    83,680
     3,411     Cabot Microelectronics Corp.(a)                                              141,386
     7,067     CalAmp Corp.(a)                                                               22,190
     7,235     Cavium Networks, Inc.(a)                                                     272,615
     3,359     Ceva, Inc.(a)                                                                 68,859
    14,336     Ciena Corp.(a)                                                               301,773
    10,600     Cirrus Logic, Inc.(a)                                                        169,388
     3,222     Cohu, Inc.                                                                    53,421
     4,162     Compellent Technologies, Inc.(a)                                             114,830
     4,264     Comtech Telecommunications Corp.                                             118,241
     2,313     Concurrent Computer Corp.(a)                                                  11,658
    13,887     Conexant Systems, Inc.(a)                                                     22,636
     5,715     Cray, Inc.(a)                                                                 40,862
    16,389     Cree, Inc.(a)                                                              1,079,871
     4,505     Cymer, Inc.(a)                                                               203,040
    24,450     Cypress Semiconductor Corp.(a)                                               454,281
     3,900     DSP Group, Inc.(a)                                                            31,746
     4,673     Dataram Corp.(a)                                                               7,243
     3,450     Dialogic Inc.(a)                                                              13,627
    10,018     Diebold, Inc.                                                                321,077
     3,680     Digi International, Inc.(a)                                                   40,848
     5,092     Diodes, Inc.(a)                                                              137,433
     5,500     Ditech Networks, Inc.(a)                                                       7,865
    10,727     Dot Hill Systems Corp.(a)                                                     18,665
     5,978     Dycom Industries, Inc.(a)                                                     88,175
     2,297     EMS Technologies, Inc.(a)                                                     45,435
     6,070     EchoStar Holding Corp.(a)                                                    151,568
     6,795     Electronics for Imaging, Inc.(a)                                              97,236
    15,059     Emcore Corp.(a)                                                               16,264
    13,066     Emulex Corp.(a)                                                              152,350
     3,720     EndWare Corp.(a)                                                               8,370
    20,065     Entegris, Inc.(a)                                                            149,886
    10,687     Entropic Communications, Inc.(a)                                             129,099
     5,457     Exar Corp.(a)                                                                 38,090
    13,982     Extreme Networks, Inc.(a)                                                     43,204
     7,274     FSI International, Inc.(a)                                                    32,151
    18,965     Fairchild Semiconductor International, Inc.(a)                               296,044
     8,404     FiberTower Corp.(a)                                                           37,482
    11,865     Finisar Corp.(a)                                                             352,272
     7,600     Formfactor, Inc.(a)                                                           67,488
     2,700     GSI Technology, Inc.(a)                                                       21,870
     1,700     GTSI Corp.(a)                                                                  7,990
     4,194     Gerber Scientific, Inc.(a)                                                    33,007
     3,597     Globecomm Systems, Inc.(a)                                                    35,970
    17,630     Harmonic, Inc.(a)                                                            151,089
     4,089     Hittite Microwave Corp.(a)                                                   249,593
     1,331     Hughes Communications, Inc.(a)                                                53,826
     5,295     Hutchinson Technology, Inc.(a)                                                19,644
     7,315     Hypercom Corp.(a)                                                             61,227
    20,258     ICO Global Communications Holdings Ltd.(a)                                    30,387
     3,969     ID Systems, Inc.(a)                                                           13,137
     8,187     iGO, Inc.(a)                                                                  31,438
     7,349     Ixia(a)                                                                      123,316
     3,742     IXYS Corp.(a)                                                                 43,482
     6,556     Identive Group, Inc.(a)                                                       16,521
     5,800     Ikanos Communications, Inc.(a)                                                 7,772
     4,553     Imation Corp.(a)                                                              46,941

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    15,296     Infinera Corp.(a)                                                       $    158,008
     3,600     Infosonics Corp.(a)                                                            2,736
    23,651     Ingram Micro, Inc., Class A(a)                                               451,498
     7,100     Insight Enterprises, Inc.(a)                                                  93,436
     4,078     Integral Systems, Inc.(a)                                                     40,413
    25,670     Integrated Device Technology, Inc.(a)                                        170,962
     5,104     Integrated Silicon Solutions, Inc.(a)                                         40,985
     6,735     InterDigital, Inc.(a)                                                        280,445
     7,480     Intermec, Inc.(a)                                                             94,697
    10,465     International Rectifier Corp.(a)                                             310,706
    18,199     Intersil Corp., Class A                                                      277,899
     3,100     KVH Industries, Inc.(a)                                                       37,045
    10,169     Kopin Corp.(a)                                                                42,303
    11,200     Kulicke & Soffa Industries, Inc.(a)                                           80,640
     6,254     LRAD Corp.(a)                                                                 16,823
     8,014     LTX-Credence Corp.(a)                                                         59,304
    19,073     Lam Research Corp.(a)                                                        987,600
     2,160     Lantronix, Inc.(a)                                                             7,992
     2,995     LaserCard Corp.(a)                                                            18,689
    19,585     Lattice Semiconductor Corp.(a)                                               118,685
     1,743     Loral Space & Communications Ltd.(a)                                         133,339
     7,868     MIPS Technologies, Inc.(a)                                                   119,279
     7,330     MKS Instruments, Inc.(a)                                                     179,512
    81,911     Marvell Technology Group Ltd.(a)                                           1,519,449
     8,174     Mattson Technology, Inc.(a)                                                   24,522
    45,174     Maxim Integrated Products, Inc.                                            1,067,010
     1,478     MaxLinear, Inc., Class A(a)                                                   15,903
     3,794     Mercury Computer Systems, Inc.(a)                                             69,734
     7,660     Micrel, Inc.                                                                  99,503
    12,221     Micros Systems, Inc.(a)                                                      536,013
    12,488     Microsemi Corp.(a)                                                           285,975
     5,593     Mindspeed Technologies, Inc.(a)                                               34,117
     5,700     Monolithic Power Systems, Inc.(a)                                             94,164
     4,615     MoSys, Inc.(a)                                                                26,259
    24,424     NCR Corp.(a)                                                                 375,397
     5,402     NETGEAR, Inc.(a)                                                             181,939
     3,600     Nanometrics, Inc.(a)                                                          46,188
     4,103     NetList, Inc.(a)                                                              10,463
     8,766     Netlogic Microsystems, Inc.(a)                                               275,340
     7,500     Network Engines, Inc.(a)                                                      11,400
     5,401     Network Equipment Technologies, Inc.(a)                                       25,007
     5,314     Neutral Tandem, Inc.(a)                                                       76,734
     5,930     Novatel Wireless, Inc.(a)                                                     56,631
    64,953     ON Semiconductor Corp.(a)                                                    641,736
     2,678     Occam Networks, Inc.(a)                                                       23,218
     8,215     Oclaro, Inc.(a)                                                              108,027
     8,204     Omnivision Technologies, Inc.(a)                                             242,920
     3,141     Oplink Communications, Inc.(a)                                                58,014
     6,752     OpNext, Inc.(a)                                                               11,884
       589     Optical Cable Corp.                                                            1,838
     1,956     Overland Storage, Inc.(a)                                                      2,895
     3,000     PC Connection, Inc.(a)                                                        26,580
     5,554     PLX Technology, Inc.(a)                                                       20,050
    34,477     PMC-Sierra, Inc.(a)                                                          296,157
     1,725     PAR Technology Corp.(a)                                                        9,850
     4,428     ParkerVision, Inc.(a)                                                          1,948
     1,109     Performance Technologies, Inc.(a)                                              1,885
     3,732     Pericom Semiconductor Corp.(a)                                                40,977
     8,900     Photronics, Inc.(a)                                                           52,599
     3,594     Pixelworks, Inc.(a)                                                           12,579
     7,246     Plantronics, Inc.                                                            269,696
    13,051     Polycom, Inc.(a)                                                             508,728
     4,651     Power Integrations, Inc.                                                     186,691
       400     Preformed Line Products Co.                                                   23,410

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                                                    SCHEDULE OF INVESTMENTS | 77

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,522     Presstek, Inc.(a)                                                       $     12,259
    34,066     Quantum Corp.(a)                                                             126,726
     5,653     QuickLogic Corp.(a)                                                           36,010
    41,470     RF Micro Devices, Inc.(a)                                                    304,804
     5,453     Radiant Systems, Inc.(a)                                                     106,715
     3,767     Radisys Corp.(a)                                                              33,526
    17,164     Rambus, Inc.(a)                                                              351,519
     1,600     Rimage Corp.(a)                                                               23,856
    22,515     Riverbed Technology, Inc.(a)                                                 791,853
     5,828     Rudolph Technologies, Inc.(a)                                                 47,964
     6,425     STEC, Inc.(a),(b)                                                            113,401
     3,513     SYNNEX Corp.(a)                                                              109,606
     3,988     ScanSource, Inc.(a)                                                          127,217
     4,515     SeaChange International, Inc.(a)                                              38,603
    72,155     Seagate Technology(a)                                                      1,084,490
     9,210     Semtech Corp.(a)                                                             208,514
     3,468     Shoretel, Inc.(a)                                                             27,085
     5,100     Sigma Designs, Inc.(a)                                                        72,267
     5,400     Silicon Graphics International Corp.(a)                                       48,762
    11,819     Silicon Image, Inc.(a)                                                        86,870
     6,697     Silicon Laboratories, Inc.(a)                                                308,196
    27,227     Skyworks Solutions, Inc.(a)                                                  779,509
     6,546     Smart Modular Technologies WWH, Inc.(a)                                       37,705
       650     Sonic Foundry, Inc.(a)                                                         9,028
    34,942     Sonus Networks, Inc.(a)                                                       93,295
     3,403     Standard Microsystems Corp.(a)                                                98,108
     3,240     Stratasys, Inc.(a)                                                           105,754
     3,900     Super Micro Computer, Inc.(a)                                                 45,006
     5,471     Superconductor Technologies, Inc.(a)                                           8,316
     2,299     Supertex, Inc.(a)                                                             55,590
     2,971     Sycamore Networks, Inc.                                                       61,173
     6,671     Symmetricom, Inc.(a)                                                          47,297
     5,315     Synaptics, Inc.(a)                                                           156,155
    10,726     Syniverse Holdings, Inc.(a)                                                  330,897
     1,200     Systemax, Inc.                                                                16,920
     4,238     TNS, Inc.(a)                                                                  88,150
     7,536     Tech Data Corp.(a)                                                           331,735
     2,046     Tegal Corp.(a)                                                                 1,024
    10,513     Tekelec(a)                                                                   125,210
     3,516     Telular Corp.                                                                 23,417
     7,518     Tessera Technologies, Inc.(a)                                                166,524
     1,776     Transact Technologies, Inc.(a)                                                16,641
     5,338     Transwitch Corp.(a)                                                           11,477
    11,456     Trident Microsystems, Inc.(a)                                                 20,392
    23,572     TriQuint Semiconductor, Inc.(a)                                              275,557
     3,700     Ultra Clean Holdings, Inc.(a)                                                 34,447
     3,900     Ultratech, Inc.(a)                                                            77,532
    18,528     UTStarcom, Inc.(a),(b)                                                        38,168
    11,278     Varian Semiconductor Equipment Associates, Inc.(a)                           416,948
    13,152     VeriFone Systems, Inc.(a)                                                    507,141
     6,211     Viasat, Inc.(a)                                                              275,830
     4,200     Volterra Semiconductor Corp.(a)                                               97,272
     9,681     Westell Technologies, Inc., Class A(a)                                        31,657
     5,499     Zhone Technologies, Inc.(a)                                                   14,682
     7,498     Zoran Corp.(a)                                                                65,982
                                                                                       ------------
                                                                                         30,012,268
                                                                                       ------------
TOBACCO - 0.1%
    13,500     Alliance One International, Inc.(a)                                           57,240
     2,735     Schweitzer-Mauduit International, Inc.                                       172,086
    16,802     Star Scientific, Inc.(a),(b)                                                  32,764
     3,645     Universal Corp.                                                              148,351
     6,652     Vector Group Ltd.                                                            115,213
                                                                                       ------------
                                                                                            525,654
                                                                                       ------------

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 4.5%
     4,089     AFC Enterprises, Inc.(a)                                                $     56,837
    50,923     AMR Corp.(a)                                                                 396,690
    20,526     AirTran Holdings, Inc.(a)                                                    151,687
     5,321     Alaska Air Group, Inc.(a)                                                    301,647
     2,642     Allegiant Travel Co.(b)                                                      130,092
     2,956     Ambassadors Group, Inc.                                                       33,994
       225     Ambassadors International, Inc.(a)                                               360
     3,665     Ameristar Casinos, Inc.                                                       57,284
    15,691     Avis Budget Group, Inc.(a)                                                   244,152
     8,246     Bally Technologies, Inc.(a)                                                  347,899
       615     Benihana, Inc.(a)                                                              4,975
     2,261     Benihana, Inc., Class A(a)                                                    18,382
       233     Biglari Holdings, Inc.(a)                                                     95,579
     3,800     BJ's Restaurants, Inc.(a)                                                    134,634
     2,766     Bluegreen Corp.(a)                                                             8,906
     4,326     Bob Evans Farms, Inc.                                                        142,585
     8,778     Boyd Gaming Corp.(a)                                                          93,047
    15,312     Brinker International, Inc.                                                  319,715
     2,900     Buffalo Wild Wings, Inc.(a)                                                  127,165
     3,282     CEC Entertainment, Inc.(a)                                                   127,440
     4,613     California Pizza Kitchen, Inc.(a)                                             79,713
     2,500     Carmike Cinemas, Inc.(a)                                                      19,300
     5,916     Century Casinos, Inc.(a)                                                      14,317
     8,647     The Cheesecake Factory, Inc.(a)                                              265,117
     4,754     Chipotle Mexican Grill, Inc., Class A(a)                                   1,010,986
     4,985     Choice Hotels International, Inc.                                            190,776
     1,822     Churchill Downs, Inc.                                                         79,075
     8,870     Cinemark Holdings, Inc.                                                      152,919
    11,696     Cosi, Inc.(a),(b)                                                             14,269
     3,428     Cracker Barrel Old Country Store, Inc.                                       187,752
   119,676     Delta Air Lines, Inc.(a)                                                   1,507,918
    16,123     Denny's Corp.(a)                                                              57,720
     2,615     DineEquity, Inc.(a)                                                          129,129
     4,112     Dollar Thrifty Automotive Group, Inc.(a)                                     194,333
     7,089     Domino's Pizza, Inc.(a)                                                      113,070
     5,063     Dover Downs Gaming & Entertainment, Inc.                                      17,214
     4,712     Dover Motorsports, Inc.(a)                                                     8,387
     1,100     Einstein Noah Restaurant Group, Inc.(a)                                       15,455
     8,030     Empire Resorts, Inc.(a)                                                        8,271
     7,758     Entertainment Gaming Asia, Inc.(a)                                             2,754
     2,218     Famous Dave's of America, Inc.(a)                                             24,731
       200     Flanigan's Enterprises, Inc.(a)                                                1,674
     5,892     Full House Resorts, Inc.(a)                                                   20,033
     1,400     Gaming Partners International Corp.                                            8,652
     5,328     Gaylord Entertainment Co.(a)                                                 191,488
     7,564     Great Wolf Resorts, Inc.(a)                                                   19,818
     7,189     Hawaiian Holdings, Inc.(a)                                                    56,362
    28,193     Hertz Global Holdings, Inc.(a)                                               408,517
     5,827     Hyatt Hotels Corp.(a)                                                        266,643
     4,194     International Speedway Corp., Class A                                        109,757
     6,262     Interval Leisure Group, Inc.(a)                                              101,069
     3,585     Isle of Capri Casinos, Inc.(a)                                                36,639
     8,286     Jack in the Box, Inc.(a)                                                     175,083
    36,848     JetBlue Airways Corp.(a)                                                     243,565
     9,106     Krispy Kreme Doughnuts, Inc.(a)                                               63,560

================================================================================

                                                    SCHEDULE OF INVESTMENTS | 79

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    68,616     Las Vegas Sands Corp.(a)                                                $  3,152,905
     6,442     Life Time Fitness, Inc.(a)                                                   264,058
    22,521     Live Nation Entertainment, Inc.(a)                                           257,190
     3,193     Luby's, Inc.(a)                                                               20,020
         3     MAXXAM, Inc.(a)                                                                1,995
    48,751     MGM Resorts International(a),(b)                                             723,952
     6,381     MTR Gaming Group, Inc.(a)                                                     12,890
     9,041     Madison Square Garden, Inc.(a)                                               233,077
     2,953     Marcus Corp.                                                                  39,186
     2,175     McCormick & Schmick's Seafood Restaurants, Inc.(a)                            19,771
     1,900     Monarch Casino & Resort, Inc.(a)                                              23,750
     4,810     Morgans Hotel Group Co.(a)                                                    43,627
     4,325     Multimedia Games, Inc.(a)                                                     24,133
     2,773     O'Charleys, Inc.(a)                                                           19,966
     4,800     Orbitz Worldwide, Inc.(a)                                                     26,832
    14,069     Orient Express Hotels Ltd., Class A(a)                                       182,756
     3,495     P.F.Chang's China Bistro, Inc.                                               169,368
     4,707     Panera Bread Co., Class A(a)                                                 476,395
     2,900     Papa John's International, Inc.(a)                                            80,330
     2,400     Peet's Coffee & Tea, Inc.(a)                                                 100,176
    10,094     Penn National Gaming, Inc.(a)                                                354,804
     3,774     Pinnacle Airlines Corp.(a)                                                    29,815
     6,600     Pinnacle Entertainment, Inc.(a)                                               92,532
     7,136     Premier Exhibitions, Inc.(a)                                                  14,058
     6,273     Reading International, Inc., Class A(a)                                       31,679
     2,429     Red Lion Hotels Corp.(a)                                                      19,383
     2,727     Red Robin Gourmet Burgers, Inc.(a)                                            58,549
    12,000     Regal Entertainment Group, Series A                                          140,880
     7,300     Republic Airways Holdings, Inc.(a)                                            53,436
     2,300     Rick's Cabaret International, Inc.(a)                                         18,009
    20,534     Royal Caribbean Cruises Ltd.(a)                                              965,098
     9,891     Ruby Tuesday, Inc.(a)                                                        129,176
     6,598     Ruth's Hospitality Group, Inc.(a)                                             30,549
    10,749     Scientific Games Corp., Class A(a)                                           107,060
     9,143     Shuffle Master, Inc.(a)                                                      104,687
     7,123     Silverleaf Resorts, Inc.(a)                                                    8,049
     4,229     Six Flags Entertainment Corp.                                                230,058
     7,653     SkyWest, Inc.                                                                119,540
     9,635     Sonic Corp.(a)                                                                97,506
     1,867     Speedway Motorsports, Inc.                                                    28,602
     2,186     Steiner Leisure Ltd.(a)                                                      102,086
     8,800     Texas Roadhouse, Inc., Class A(a)                                            151,096
     4,791     Town Sports International Holdings, Inc.(a)                                   19,451
     1,100     Travelzoo, Inc.(a)                                                            45,342
    48,225     United Continental Holdings Inc.(a)                                        1,148,719
    24,564     US Airways Group, Inc.(a)                                                    245,886
     5,639     VCG Holding Corp.(a)                                                          12,293
     5,558     Vail Resorts, Inc.(a)                                                        289,238
       200     Vanguard Airlines, Inc.(a)                                                         -
     9,010     WMS Industries, Inc.(a)                                                      407,612
    49,557     Wendys                                                                       228,953
     5,100     World Wrestling
               Entertainment, Inc.                                                           72,624
                                                                                       ------------
                                                                                         19,818,283
                                                                                       ------------
               Total Common Stocks - 97.8%                                              427,814,159
                                                                                       ------------

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
PAR
(000)          INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
               CORPORATE BONDS

               FINANCIAL SERVICES - 0.0%
      $  2     GAMCO Investors, Inc., 12/31/15(a)                                      $      2,240
                                                                                       ------------
               Total Corporate Bonds - 0.0%                                                   2,240
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
               OTHER INTERESTS(e)

               CHEMICALS - 0.0%
      -(f)     Eden Bioscience Liquidating Trust                                                380
                                                                                       ------------
               INDUSTRIAL ENGINEERING - 0.0%
      -(f)     Soft Branos Inc.                                                                   2
                                                                                       ------------
               Total Other Interests - 0.0%                                                     382
                                                                                       ------------

---------------------------------------------------------------------------------------------------
SHARES
HELD
---------------------------------------------------------------------------------------------------
               RIGHTS

               BIOTECHNOLOGY - 0.0%
      1,000    Avigen, Inc. Contingent Value (Expires 7/21/11)                                   40
      3,113    Emergent Biosolutions, Inc. Contingent Value (Expires 10/29/13)                    -
      4,000    Ligand Pharmaceuticals, Inc. (Expires 12/31/11)                                    -
                                                                                       ------------
                                                                                                 40
                                                                                       ------------

---------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                  VALUE
---------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES - 0.0%
     2,600     H3 Contingent Value (Expires 12/24/12)                                  $          -
     2,600     Merck Contingent Value (No Expiration Date)                                        -
                                                                                       ------------
                                                                                                  -
                                                                                       ------------
               OIL, GAS & CONSUMABLE FUELS - 0.0%
    11,598     Biofuel Energy Corp.(Expires 1/28/11)                                         13,686
                                                                                       ------------
               Total Rights - 0.0%                                                           13,726
                                                                                       ------------

               WARRANTS(g)

               AUTO COMPONENTS - 0.0%
       249     Federal-Mogul Corp., Class A (Expires 12/27/14)                                  105
                                                                                       ------------
               COMMUNICATIONS EQUIPMENT - 0.0%
         2     Lantronix, Inc.(Expires 2/09/11)                                                   -
                                                                                       ------------
               OIL, GAS & CONSUMABLE FUELS - 0.0%
        30     GreenHunter Energy, Inc. (Expires 8/27/11)(h)                                      -
                                                                                       ------------
               Total Warrants - 0.0%                                                            105
                                                                                       ------------
               Total Long-Term Investments (Cost - $350,628,274) - 97.8%                427,830,612
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  81

================================================================================

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES INDUSTRY/ISSUE                                                                   VALUE
---------------------------------------------------------------------------------------------------
               SHORT-TERM SECURITIES
  8,555,086    BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18%(d),(i)  $  8,555,086
                                                                                       ------------

  $   9,000    BlackRock Liquidity Series, LLC Money Market Series, 0.44%(d),(i),(j)      9,000,044
                                                                                       ------------
               Total Short-Term Securities (Cost - $17,555,130) - 4.0%                   17,555,130
                                                                                       ------------
               TOTAL INVESTMENTS (Cost - $368,183,404*) - 101.8%                        445,385,742
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                            (7,960,023)
                                                                                       ------------
               NET ASSETS - 100.0%                                                     $437,425,719
                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost                                                     $371,432,868
                                                                   ============
Gross unrealized appreciation                                      $104,305,284
Gross unrealized depreciation                                       (30,352,410)
                                                                   ------------
Net unrealized appreciation                                        $ 73,952,874
                                                                   ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

------------------------------------------------------------------------------------------------------------------------
                                   SHARES/                                            SHARES/
                                BENEFICIAL        SHARES/        SHARES/           BENEFICIAL
                          INTEREST HELD AT     BENEFICIAL     BENEFICIAL     INTEREST HELD AT        VALUE AT
                              DECEMBER 31,       INTEREST       INTEREST         DECEMBER 31,    DECEMBER 31,
                                      2009      PURCHASED           SOLD                 2010            2010     INCOME
------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.                      5,200          9,394              -               14,594      $2,781,325    $30,255
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class            9,511,703              -       (956,617)(1)        8,555,086       8,555,086     19,995
BlackRock Liquidity
  Series, LLC Money
  Market Series                $13,887,630              -    $(4,887,586)(1)       $9,000,044       9,000,044    139,028
PennyMac Mortgage
  Investment Trust                   1,950            985              -                2,935          53,270      1,915
------------------------------------------------------------------------------------------------------------------------

(1)   Represents net shares/beneficial interest sold.

================================================================================

82 | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)  Amount is less than $1,000.

(g) Warrants entitle the Series to purchase a pre-determined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

                                    ACQUISITION
ISSUE                                     DATES            COST            VALUE
================================================================================
GreenHunter Energy, Inc.      4/18/08 - 5/16/08              $-               $-

(i)  Represents the current yield as of report date.

(j)  Security was purchased with the cash collateral from loaned securities.

  o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  o Financial futures contracts purchased as of December 31, 2010 were as follows:

                                                             NOTIONAL          UNREALIZED
CONTRACTS        ISSUE        EXCHANGE        EXPIRATION        VALUE        APPRECIATION
-----------------------------------------------------------------------------------------
      67       Russell     ICE Futures
            2000 EMINI      US Indices        March 2011   $5,231,218             $10,192

       37      S&P Mid         Chicago
             400 EMINI      Mercantile        March 2011    3,339,881               9,729
                                                                                  -------
    Total                                                                         $19,921
                                                                                  =======

  o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
     o Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
     o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
     o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series'own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  83

================================================================================

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series' investments and derivatives:

VALUATION INPUTS                                     LEVEL 1               LEVEL 2           LEVEL 3        TOTAL
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in Securities:
   Common Stocks:
     Aerospace & Defense                          $  4,993,906           $        -           $    -    $  4,993,906
     Alternative Energy                                673,699                    -                -         673,699
     Automobiles & Parts                             9,671,751                    -                -       9,671,751
     Banks                                          21,408,930                    -                -      21,408,930
     Beverages                                       1,050,875                    -                -       1,050,875
     Chemicals                                      13,823,204                    -                -      13,823,204
     Construction & Materials                        9,611,255                    -                -       9,611,255
     Electricity                                     7,971,741                    -                -       7,971,741
     Electronic & Electrical Equipment              15,927,682                    -                -      15,927,682
     Financial Services                             14,763,353                    -                -      14,763,353
     Fixed Line Telecommunications                   2,815,232                    -                -       2,815,232
     Food & Drug Retailers                           2,009,522                    -                -       2,009,522
     Food Producers                                  8,209,881                    -                -       8,209,881
     Forestry & Paper                                1,262,720                    -                -       1,262,720
     Gas, Water & Multi-Utilities                    6,476,784                    -                -       6,476,784
     General Industrials                             5,345,967                    -                -       5,345,967
     General Retailers                              21,711,237                    -                -      21,711,237
     Health Care Equipment & Services               24,304,071                    -                -      24,304,071
     Household Goods & Home Construction             7,919,841                    -                -       7,919,841
     Industrial Engineering                         16,198,154                    -                -      16,198,154
     Industrial Metals & Mining                      4,726,480                    -                -       4,726,480
     Industrial Transportation                       6,659,952                    -                -       6,659,952
     Leisure Goods                                   3,795,533                    -                -       3,795,533
     Life Insurance                                  1,916,389                    -                -       1,916,389
     Media                                          12,432,055                    -              125      12,432,180
     Mining                                          6,554,086                    -                -       6,554,086
     Mobile Telecommunications                       4,597,061                    -                -       4,597,061
     Nonlife Insurance                              15,622,220                    -                -      15,622,220
     Oil & Gas Producers                            16,578,261                    -                -      16,578,261
     Oil Equipment, Services & Distribution         10,038,297                  340                -      10,038,637
     Personal Goods                                  6,439,285                    -                -       6,439,285
     Pharmaceuticals & Biotechnology                19,460,867                    -                -      19,460,867
     Real Estate Investment & Services               2,672,056                    -                -       2,672,056
     Real Estate Investment Trusts (REITs)          31,193,408                    -                -      31,193,408
     Software & Computer Services                   21,262,854                    -                -      21,262,854
     Support Services                               17,358,880                    -                -      17,358,880
     Technology Hardware & Equipment                30,012,268                    -                -      30,012,268
     Tobacco                                           525,654                    -                -         525,654
     Travel & Leisure                               19,816,288                1,995                -      19,818,283
   Corporate Bonds:
     Financial Services                                      -                2,240                -           2,240
   Other Interests:
     Chemicals                                               -                    -              380             380
     Industrial Engineering                                  -                    -                2               2
   Rights:
     Pharmaceuticals & Biotechnology                         -                    -               40              40
     Oil, Gas & Consumable Fuels                             -               13,686                -          13,686
   Warrants:
     Auto Components                                       105                    -                -             105
   Short-Term Securities                             8,555,086            9,000,044                -      17,555,130
--------------------------------------------------------------------------------------------------------------------
TOTAL                                             $436,366,890           $9,018,305             $547    $445,385,742
====================================================================================================================

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                         DERIVATIVE FINANCIAL INSTRUMENTS(1)

VALUATION INPUTS                                       LEVEL 1              LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------
ASSETS:
  Equity contracts                                     $19,921                 -                -            $19,921
--------------------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

                                                 INDUSTRIAL               PHARMACEUTICALS &
                                  CHEMICALS     ENGINEERING     MEDIA         BIOTECHNOLOGY      TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS:
  Balance, as of
   December 31, 2009                  $380               $2         -                   $41       $423
  Accrued discounts/premiums             -                -         -                     -          -
  Net realized gain (loss)               -                -         -                     -          -
  Net change in unrealized
   appreciation/depreciation(2)          -                -         -                     -          -
  Purchases                              -                -      $125                     -        125
  Sales                                  -                -         -                     -          -
  Transfers in(3)                        -                -         -                     -          -
  Transfers out(3)                       -                -         -                    (1)        (1)
-------------------------------------------------------------------------------------------------------
  Balance, as of
   December 31, 2010                  $380               $2      $125                   $40       $547
=======================================================================================================

(2) Included in the related change in unrealized appreciation/depreciation in the statement of operations. The change in unrealized appreciation/ depreciation on securities still held at December 31, 2010 was $0.
(3) The Series' policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  85

================================================================================

Portfolio Information as of December 31, 2010

--------------------------------------------------------------------------------
                                                                      PERCENT OF
                                                                       LONG-TERM
SECTOR ALLOCATION                                                    INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                   21%
Industrials                                                                  18
Consumer Services                                                            13
Technology                                                                   12
Health Care                                                                  10
Consumer Goods                                                                9
Oil & Gas                                                                     6
Basic Materials                                                               6
Utilities                                                                     3
Telecommunications                                                            2

For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

DERIVATIVE FINANCIAL INSTRUMENTS

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series' ability to successfully use a derivative instrument depends on the investment advisor's ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, or may cause the Series to hold an investment that it might otherwise sell. The Series' investments in these instruments are discussed in detail in the Notes to Financial Statements.

See accompanying notes to financial statements.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

--------------------------------------------------------------------------------

ASSETS:
   Investments at value - unaffiliated (including securities
     loaned of $8,478,621) (cost - $348,108,591)                    $424,996,017
   Investments at value - affiliated (cost - $20,074,813)             20,389,725
   Cash                                                                    3,584
   Contributions receivable from investors                               866,843
   Dividends receivable                                                  466,100
   Investments sold receivable                                            16,404
   Securities lending income receivable - affiliated                      12,774
   Prepaid expenses                                                        6,663
                                                                    ------------
        Total assets                                                 446,758,110
                                                                    ------------

LIABILITIES:
   Collateral on securities loaned at value                            9,000,044
   Investments purchased payable                                         214,686
   Margin variation payable                                               58,445
   Investment advisory fees payable                                        3,242
   Other affiliates payable                                                1,506
   Directors' fees payable                                                   218
   Other accrued expenses payable                                         54,250
                                                                    ------------
        Total liabilities                                              9,332,391
                                                                    ------------
NET ASSETS                                                          $437,425,719
                                                                    ============

NET ASSETS CONSIST OF:
   Investors' capital                                               $360,203,460
   Net unrealized appreciation/depreciation                           77,222,259
                                                                    ------------
   Net Assets                                                       $437,425,719
                                                                    ============

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  87

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends - unaffiliated                                       $ 4,336,063
   Foreign taxes withheld                                              (2,865)
   Securities lending - affiliated                                    139,028
   Dividends - affiliated                                              52,165
                                                                  -----------
           Total income                                             4,524,391
                                                                  -----------
EXPENSES:
   Investment advisory                                                 32,722
   Accounting services                                                 74,742
   Professional                                                        66,750
   Custodian                                                           52,688
   Printing                                                            15,076
   Directors                                                           10,684
   Miscellaneous                                                       11,550
                                                                  -----------
           Total expense before fees paid indirectly                  264,212
   Less fees waived by advisor                                         (8,592)
   Less fees paid indirectly                                             (958)
                                                                  -----------
           Total expenses after fees waived and paid indirectly       254,662
                                                                  -----------
NET INVESTMENT INCOME                                               4,269,729
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain from:
     Investments                                                    7,459,308
     Financial futures contracts                                    1,020,436
                                                                  -----------
                                                                    8,479,744
                                                                  -----------
   Net change in unrealized appreciation/depreciation on:
     Investments                                                   75,726,900
     Financial futures contracts                                     (249,232)
                                                                  -----------
                                                                   75,477,668
                                                                  -----------
           Total realized and unrealized gain                      83,957,412
                                                                  -----------
   Net Increase in Net Assets Resulting from Operations           $88,227,141
                                                                  ===========

See notes to financial statements.

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Year ended December 31,

-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                 2010              2009
-----------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                   $  4,269,729       $ 2,908,445
   Net realized gain                                          8,479,744         6,540,514
   Net change in unrealized appreciation/depreciation        75,477,668        67,096,025
                                                           ------------------------------
   Net increase in net assets resulting from operations      88,227,141        76,544,984
                                                           ------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                              141,770,813        54,156,642
   Value of withdrawals                                     (78,788,281)      (43,888,538)
                                                           ------------------------------
   Net increase in net assets derived
     from capital transactions                               62,982,532        10,268,104
                                                           ------------------------------
NET ASSETS:
   Total increase in net assets                             151,209,673        86,813,088
   Beginning of year                                        286,216,046       199,402,958
                                                           ------------------------------
   End of year                                             $437,425,719      $286,216,046
                                                           ==============================

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  89

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                         2010         2009         2008         2007         2006
                                     ------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                 28.65%       37.08%      (39.13)%       5.22%       15.92%
                                     ------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                           0.08%        0.11%        0.11%        0.08%        0.08%
                                     ------------------------------------------------------------
Total expenses after fees waived
   and paid indirectly                   0.08%        0.10%        0.11%        0.08%        0.08%
                                     ------------------------------------------------------------
Net investment income                    1.30%        1.26%        1.47%        1.33%        1.66%
                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)        $437,426     $286,216     $199,403     $316,760     $324,343
                                     ============================================================
Portfolio turnover                         15%          20%          33%          33%          24%
                                     ------------------------------------------------------------

See notes to financial statements.

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g. financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

SECURITIES LENDING -- The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

During the term of the loan, the Series earns dividends and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

FINANCIAL FUTURES CONTRACTS -- The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

DERIVATIVE INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

          FAIR VALUE OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2010

                                             ASSET DERIVATIVES
                           -----------------------------------------------------
                           STATEMENT OF ASSETS AND
                           LIABILITIES LOCATION                           VALUE
                           -----------------------------------------------------
Equity contracts           Net unrealized appreciation/depreciation*     $19,921
--------------------------------------------------------------------------------

* Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                              Net Realized Gain from
Equity contracts              Financial Futures Contracts             $1,020,436
--------------------------------------------------------------------------------
                              Net Change in Unrealized Appreciation/
                              Depreciation on Financial Futures
Equity contracts              Contracts                               $ (249,232)
--------------------------------------------------------------------------------

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:

Average number of contracts purchased                                        132
--------------------------------------------------------------------------------
Average notional value of contracts purchased                         $9,458,396
--------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc.("PNC"), Bank of America Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc.("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager has contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses incurred by the Series to 0.12% of average net assets. This waiver can be discontinued at any time. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until May 1, 2012 unless approved by the Board, including a majority of the non-interested Directors.

For the year ended December 31, 2010, no fees were waived under this agreement.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series' investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $5,882 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending -- affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $34,549 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $115,332,022 and $47,033,291, respectively.

(5) BORROWINGS

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series' Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2010, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  99

================================================================================

affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

OFFICERS AND DIRECTORS

                                                                                              NUMBER OF
                                                                                             BLACKROCK -
                                                                                         ADVISED REGISTERED
                                                                                             INVESTMENT
                                                                                             COMPANIES
                                                                                        ("RICs") CONSISTING
                                                                 PRINCIPAL                 OF INVESTMENT
                         POSITION(S)          LENGTH OF         OCCUPATION(S)                PORTFOLIOS
NAME, ADDRESS AND        HELD WITH           TIME SERVED        DURING PAST                ("PORTFOLIOS")          PUBLIC
YEAR OF BIRTH            MASTER LLC        AS A DIRECTOR(2)     FIVE YEARS                    OVERSEEN          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS(1)
Ronald W. Forbes         Co-Chair of the   Since 2007        Professor Emeritus             36 RICs             None
55 East 52nd Street      Board and                           of Finance, School             consisting of
New York, NY 10055       Director                            of Business, State             95 Portfolios
1940                                                         University of New
                                                             York at Albany
                                                             since 2000.

Rodney D. Johnson        Co-Chair of the   Since 2007        President, Fairmount           36 RICs             None
55 East 52nd Street      Board and                           Capital Advisors, Inc.         consisting of
New York, NY 10055       Director                            since 1987; Director,          95 Portfolios
1941                                                         Fox Chase Cancer
                                                             Center since 2004;
                                                             Member of the
                                                             Archdiocesan
                                                             Investment Committee
                                                             of the Archdiocese of
                                                             Philadelphia since
                                                             2004; Director, The
                                                             Committee of Seventy
                                                             (civic) since 2006.

David O. Beim            Director          Since 2007        Professor of Finance           36 RICs             None
55 East 52nd Street                                          and Economics at the           consisting of
New York, NY 10055                                           Columbia University            95 Portfolios
1940                                                         Graduate School of
                                                             Business since 1991;
                                                             Trustee, Phillips Exeter
                                                             Academy since 2002;
                                                             Chairman, Wave Hill,
                                                             Inc.(public garden and
                                                             cultural center) from
                                                             1990 to 2006.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  101

================================================================================

                                                                                              NUMBER OF
                                                                                             BLACKROCK -
                                                                                         ADVISED REGISTERED
                                                                                             INVESTMENT
                                                                                             COMPANIES
                                                                                         ("RICs") CONSISTING
                                                                  PRINCIPAL                 OF INVESTMENT
                         POSITION(S)          LENGTH OF          OCCUPATION(S)                PORTFOLIOS
NAME, ADDRESS AND        HELD WITH           TIME SERVED         DURING PAST               ("PORTFOLIOS")           PUBLIC
YEAR OF BIRTH            MASTER LLC        AS A DIRECTOR(2)      FIVE YEARS                   OVERSEEN           DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Dr. Matina S. Horner     Director          Since 2007        Executive Vice                 36 RICs             NSTAR (electric
55 East 52nd Street                                          President of Teachers          consisting of       and gas utility)
New York, NY 10055                                           Insurance and Annuity          95 Portfolios
1939                                                         Association and
                                                             College Retirement
                                                             Equities Fund from
                                                             1989 to 2003.

Herbert I. London        Director and      Since 2007        Professor Emeritus,            36 RICs             AIMS Worldwide,
55 East 52nd Street      Member of the                       New York University            consisting of       Inc.(marketing)
New York, NY 10055       Audit Committee                     since 2005; John M.            95 Portfolios
1939                                                         Olin Professor of
                                                             Humanities, New York
                                                             University from 1993 to
                                                             2005 and Professor
                                                             thereof from 1980 to
                                                             2005; President,
                                                             Hudson Institute (policy
                                                             research organization)
                                                             since 1997 and Trustee
                                                             thereof since 1980;
                                                             Chairman of the Board
                                                             of Trustees for
                                                             Grantham University
                                                             since 2006; Director,
                                                             InnoCentive, Inc.
                                                             (strategic solutions
                                                             company) since 2005;
                                                             Director, Cerego, LLC
                                                             (software development
                                                             and design) since 2005.

Cynthia A.               Director          Since 2007        Professor, Harvard             36 RICs             Newell
Montgomery                                                   Business School since          consisting of       Rubbermaid, Inc.
55 East 52nd Street                                          1989; Director, Harvard        95 Portfolios       (manufacturing)
New York, NY 10055                                           Business School
1952                                                         Publishing since 2005;
                                                             Director, McLean
                                                             Hospital since 2005.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                            NUMBER OF
                                                                                           BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                           INVESTMENT
                                                                                           COMPANIES
                                                                                       ("RICs") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                         POSITION(S)          LENGTH OF          OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND        HELD WITH           TIME SERVED         DURING PAST             ("PORTFOLIOS")            PUBLIC
YEAR OF BIRTH            MASTER LLC         AS A DIRECTOR(2)     FIVE YEARS                 OVERSEEN            DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt          Director          Since 2007        Director, The West             36 RICs             Greenlight
55 East 52nd Street                                          Penn Allegheny Health          consisting of       Capital Re, Ltd.
New York, NY 10055                                           System (a not-for-profit       95 Portfolios       (reinsurance
1947                                                         health system) since                               company); WQED
                                                             2008; Director, Jones                              Multi-Media
                                                             and Brown (Canadian                                (public
                                                             insurance broker) since                            broadcasting
                                                             1998; General Partner,                             not- for-profit)
                                                             Thorn Partners, LP
                                                             (private investment)
                                                             since 1998; Partner,
                                                             Amarna Corporation,
                                                             LLC (private
                                                             investment company)
                                                             from 2002 to 2008.

Robert C. Robb, Jr.      Director          Since 2007        Partner, Lewis, Eckert,        36 RICs             None
55 East 52nd Street                                          Robb and Company               consisting of
New York, NY 10055                                           (management and                95 Portfolios
1945                                                         financial consulting
                                                             firm) since 1981.

Toby Rosenblatt          Director          Since 2007        President, Founders            36 RICs             A.P. Pharma, Inc.
55 East 52nd Street                                          Investments Ltd.               consisting of       (specialty
New York, NY 10055                                           (private investments)          95 Portfolios       pharmaceuticals)
1938                                                         since 1999; Director,
                                                             CollegeAccess
                                                             Foundation of California
                                                             (philanthropic
                                                             foundation) since 2009;
                                                             Director, Forward
                                                             Management,
                                                             LLC since 2007;
                                                             Director, The James
                                                             Irvine Foundation
                                                             (philanthropic
                                                             foundation)
                                                             from 1998 to 2008.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  103

================================================================================

                                                                                            NUMBER OF
                                                                                           BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                           INVESTMENT
                                                                                           COMPANIES
                                                                                       ("RICs") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                          POSITION(S)         LENGTH OF          OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND         HELD WITH          TIME SERVED         DURING PAST             ("PORTFOLIOS")            PUBLIC
YEAR OF BIRTH             MASTER LLC       AS A DIRECTOR(2)      FIVE YEARS                 OVERSEEN            DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish         Chair of the      Since 2007        Managing Partner,              36 RICs             None
55 East 52nd Street      Audit                               Urish Popeck & Co.,            consisting of
New York, NY 10055       Committee and                       LLC (certified public          95 Portfolios
1951                     Director                            accountants and
                                                             consultants) since 1976;
                                                             Chairman Elect of the
                                                             Professional Ethics
                                                             Committee of the
                                                             Pennsylvania Institute
                                                             of Certified Public
                                                             Accountants and
                                                             Committee Member
                                                             thereof since 2007;
                                                             Member of External
                                                             Advisory Board, The
                                                             Pennsylvania State
                                                             University Accounting
                                                             Department since 2001;
                                                             Trustee, The Holy
                                                             Family Foundation
                                                             from 2001 to 2010;
                                                             President and Trustee,
                                                             Pittsburgh Catholic
                                                             Publishing Associates
                                                             from 2003 to 2008;
                                                             Director, Inter-Tel
                                                             from 2006 to 2007.

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                            NUMBER OF
                                                                                           BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                           INVESTMENT
                                                                                           COMPANIES
                                                                                       ("RICs") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                         POSITION(S)          LENGTH OF          OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND        HELD WITH           TIME SERVED         DURING PAST             ("PORTFOLIOS")            PUBLIC
YEAR OF BIRTH            MASTER LLC        AS A DIRECTOR(2)      FIVE YEARS                 OVERSEEN            DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter      Director and      Since 2007        Professor and Dean             36 RICs             None
55 East 52nd Street      Member of                           Emeritus of the Joseph         consisting of
New York, NY 10055       the Audit                           M. Katz School of              95 Portfolios
1945                     Committee                           Business, University of
                                                             Pittsburgh since 2005
                                                             and Dean thereof from
                                                             1997 to 2005; Director,
                                                             Alkon Corporation
                                                             (pneumatics) since
                                                             1992; Director,
                                                             Tippman Sports
                                                             (recreation) since 2005;
                                                             Director, Indotronix
                                                             International (IT
                                                             services) from
                                                             2004 to 2008.

(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

(2) Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph
    P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth
    L. Urish, 1999; and Frederick W. Winter, 1999.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  105

================================================================================

                                                                                            NUMBER OF
                                                                                           BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                           INVESTMENT
                                                                                           COMPANIES
                                                                                       ("RICs") CONSISTING
                                                              PRINCIPAL                   OF INVESTMENT
                         POSITION(S)          LENGTH OF      OCCUPATION(S)                  PORTFOLIOS
NAME, ADDRESS AND        HELD WITH           TIME SERVED     DURING PAST                 ("PORTFOLIOS")            PUBLIC
YEAR OF BIRTH            MASTER LLC        AS A DIRECTOR(2)  FIVE YEARS                     OVERSEEN            DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(1)

Richard S. Davis         Director          Since 2007        Managing Director,             169 RICs            None
55 East 52nd Street                                          BlackRock, Inc. since          consisting of
New York, NY 10055                                           2005; Chief Executive          289 Portfolios
1945                                                         Officer, State Street
                                                             Research & Management
                                                             Company from 2000 to
                                                             2005; Chairman of the
                                                             Board of Directors,
                                                             State Street Research
                                                             Mutual Funds from
                                                             2000 to 2005.

Henry Gabbay             Director          Since 2007        Consultant, BlackRock,         169 RICs            None
55 East 52nd Street                                          Inc. from 2007 to 2008;        consisting of
New York, NY 10055                                           Managing Director,             289 Portfolios
1947                                                         BlackRock, Inc.
                                                             from 1989 to 2007;
                                                             Chief Administrative
                                                             Officer, BlackRock
                                                             Advisors, LLC from
                                                             1998 to 2007; President
                                                             of BlackRock Funds and
                                                             BlackRock Bond
                                                             Allocation Target Shares
                                                             from 2005 to 2007 and
                                                             Treasurer of certain
                                                             closed-end funds in the
                                                             BlackRock fund complex
                                                             from 1989 to 2006.

(1) Mr. Davis is an "interested person" as defined in the 1940 Act, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

================================================================================

106  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                         POSITION(S)
NAME, ADDRESS AND       HELD WITH THE     LENGTH OF                        PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH            MASTER LLC      TIME SERVED                       DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------

MASTER LLC OFFICERS(1)
John M. Perlowski       President and     Since 2010         Managing Director of BlackRock, Inc. since 2009;
55 East 52nd Street     Chief Executive                      Global Head of BlackRock Fund Administration since 2009;
New York, NY 10055      Officer                              Managing Director and Chief Operating Officer of the
1964                                                         Global Product Group at Goldman Sachs Asset Management,
                                                             L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual
                                                             Funds from 2003 to 2009 and Senior Vice President thereof
                                                             from 2007 to 2009; Director of Goldman Sachs Offshore
                                                             Funds from 2002 to 2009.

Brendan Kyne            Vice President    Since 2009         Managing Director of BlackRock, Inc. since 2010; Director of
55 East 52nd Street                                          BlackRock, Inc. from 2008 to 2009; Head of Product
New York, NY 10055                                           Development and Management for BlackRock's U.S. Retail
1977                                                         Group since 2009, co-head thereof from 2007 to 2009;
                                                             Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt           Vice President    Since 2009         Managing Director of BlackRock, Inc. since 2004;
55 East 52nd Street                                          Various positions with U.S. Trust Company from 1991 to
New York, NY 10055                                           2003 including Director from 2001 to 2003 and Senior
1958                                                         Vice President from 1998 to 2003; Vice President, Chief
                                                             Financial Officer and Treasurer of Excelsior Funds, Inc.,
                                                             Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust
                                                             from 2001 to 2003.

Neal Andrews            Chief             Since 2007         Managing Director of BlackRock, Inc. since 2006;
55 East 52nd Street     Financial                            Senior Vice President and Line of Business Head of Fund
New York, NY 10055      Officer                              Accounting and Administration at PNC Global Investment
1966                                                         Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife                Treasurer         Since 2007         Managing Director of BlackRock, Inc. since 2007 and
55 East 52nd Street                                          Director in 2006; Assistant Treasurer of the Merrill Lynch
New York, NY 10055                                           Investment Managers, L.P.("MLIM") and Fund Asset
1970                                                         Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan          Chief             Since 2007         Chief Compliance Officer of the BlackRock-advised funds
55 East 52nd Street     Compliance                           since 2007; Managing Director and Senior Counsel of
New York, NY 10055      Officer                              BlackRock, Inc. since 2005.
1959

Ira Shapiro             Secretary         Since 2010         Managing Director of BlackRock, Inc. since 2009;
55 East 52nd Street                                          Managing Director and Associate General Counsel of
New York, NY 10055                                           Barclays Global Investors from 2008 to 2009; Principal
1963                                                         thereof from 2004 to 2008.

(1) Officers of the Master LLC serve at the pleasure of the Board.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Master LLC.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  107

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Managers Advisors, LLC
Wilmington, DE 19809

SUB-ADVISOR
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

CUSTODIAN
State Street Bank
and Trust Company
Boston, MA 02111

ACCOUNTING AGENT
State Street Bank
and Trust Company
Princeton, NJ 08540

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deliotte & Touche LLP
Princeton, NJ 08540

ADDRESS OF THE SERIES
100 Bellevue Parkway
Wilmington, DE 19809

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series' Form NQ may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING RECORD

Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at HTTP://WWW.BLACKROCK.COM or by calling (800) 441-7762 and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at HTTP://WWW.BLACKROCK.COM; and (3) on the SEC's website at HTTP://WWW.SEC.GOV.

================================================================================

108  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                               JP Morgan Chase Bank
                                        3 Chase Metrotech
                                        Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                        State Street Bank and Trust Company
                                        500 College Road East
                                        Princeton, New Jersey 08540
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
         (8722)                         or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
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       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   =============================================================================
   37733-1231                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2010 and 2009 were $330,450 and $262,287, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2010 and 2009 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2010 and 2009 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2010

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.